UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund:	BlackRock Bond Fund, Inc.
BlackRock Total Return Fund
Master Bond LLC
Master Total Return Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc.
and Master Bond LLC, 50 Hudson Yards, New York, NY 10001

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2023

Date of reporting period: 03/31/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

MARCH 31, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock Bond Fund, Inc.

•	BlackRock Total Return Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	15.62%	(7.73)%

U.S. small cap equities (Russell 2000® Index)	9.14	(11.61)

International equities (MSCI Europe, Australasia, Far East Index)	27.27	(1.38)

Emerging market equities (MSCI Emerging Markets Index)	14.04	(10.70)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.93	2.52

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.38	(6.90)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.89	(4.78)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.00	0.26

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	7.88	(3.35)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of March 31, 2023	BlackRock Total Return Fund

Investment Objective

BlackRock Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2023, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund invests all of its assets in Master Total Return Portfolio (the “Master Portfolio”).

What factors influenced performance?

The Fund’s active positioning with respect to duration (sensitivity to interest rate changes) was the most significant contributor to performance relative to the benchmark as Treasury yields declined over the reporting period. Holdings of U.S. investment grade corporate bonds and structured products also proved additive.

The Fund’s index replication and macro strategies detracted from relative performance over the reporting period.

Describe recent portfolio activity.

During the fourth quarter of 2022, the Fund increased risk within high quality fixed income sectors as the opportunity set shifted on the back of the Fed’s fastest rate hiking cycle in decades. In this vein, the Fund strategically tilted further into high quality shorter maturity assets while maintaining its high yield corporate bonds exposure near historically low levels. The Fund increased its active tilts within U.S. investment grade corporate credit given the increased dispersion of risk/reward within the sector, while reducing its overweight in agency mortgage-backed securities (“MBS”). Within securitized assets, exposure was rotated toward higher quality commercial mortgage-backed securities and structurally protected collateralized loan obligations. The Fund was defensively positioned in emerging market debt given concerns around tighter central bank policies, weakening growth and reduced liquidity.

During the first quarter of 2023, the Fund shifted to an underweight stance with respect to duration and corresponding interest rate sensitivity. The Fund continued to tactically rotate across select spread sectors given more attractive opportunities. Exposure to U.S. investment grade corporate bonds was slightly trimmed as spreads became less attractive, while exposure to agency MBS was tactically increased given the sectors favorable risk/reward profile in a shifting rate environment. Finally, the Fund became somewhat less defensive with respect to emerging markets.

Describe portfolio positioning at period end.

At the end of the reporting period, the Fund maintained a below-benchmark duration stance. The aggregate yield-to-worst of the Fund’s holdings was above that of the benchmark. The Fund was cautiously positioned with respect to credit risk, with high yield corporate exposure near historically low levels. Within structured products, the Fund was focused on the top of the capital structure.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2023 (continued)	BlackRock Total Return Fund

Performance

				Average Annual Total Returns(a)(b)
				1 Year		5 Years		10 Years
			6-Month	Without	With	Without	With	Without	With
	Standardized	Unsubsidized	Total	Sales	Sales	Sales	Sales	Sales	Sales
	30 Day Yields	30 Day Yields	Returns	Charge	Charge	Charge	Charge	Charge	Charge

Institutional	3.96%	3.95%	5.86%	(4.84)%	N/A	1.23%	N/A	1.97%	N/A
Service	3.63	3.60	5.59	(5.14)	N/A	0.92	N/A	1.68	N/A
Investor A	3.53	3.52	5.70	(5.13)	(8.93)%	0.91	0.09%	1.65	1.24%
Investor A1	3.80	3.67	5.78	(4.99)	N/A	1.08	N/A	1.83	N/A
Investor C	2.91	2.87	5.34	(5.79)	(6.71)	0.22	0.22	1.12	1.12
Class K	4.05	4.04	5.90	(4.77)	N/A	1.30	N/A	2.04	N/A
Class R	3.33	3.32	5.55	(5.40)	N/A	0.63	N/A	1.39	N/A

Bloomberg U.S. Aggregate Bond Index(c)	—	—	4.89	(4.78)	N/A	0.91	N/A	1.36	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Under normal circumstances, the Master Portfolio invests at least 80% of its assets in bonds and invests primarily in investment grade fixed income securities.

(c)

A widely recognized unmanaged market-weighted index, comprised of investment grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Fund Summary as of March 31, 2023 (continued)	BlackRock Total Return Fund

Expense Example

	Actual			Hypothetical 5% Return

	Beginning	Ending	Expenses	Beginning	Ending	Expenses		Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During		Expense
	(10/01/22)	(03/31/23)	the Period	(10/01/22)	(03/31/23)	the Period	(a)	Ratio
Institutional	$ 1,000.00	$ 1,058.60	$ 2.28	$ 1,000.00	$ 1,022.99	$ 2.24		0.44%
Service	1,000.00	1,055.90	3.89	1,000.00	1,021.42	3.82		0.75
Investor A	1,000.00	1,057.00	3.89	1,000.00	1,021.42	3.82		0.75
Investor A1	1,000.00	1,057.80	3.06	1,000.00	1,022.23	3.01		0.59
Investor C	1,000.00	1,053.40	7.45	1,000.00	1,017.95	7.32		1.44
Class K	1,000.00	1,059.00	1.92	1,000.00	1,023.34	1.89		0.37
Class R	1,000.00	1,055.50	5.34	1,000.00	1,020.01	5.24		1.03

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor A1 Shares are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Financial Statements.

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

March 31, 2023

BlackRock Total Return Fund

ASSETS
Investments at value — Master Portfolio	$17,431,030,048
Receivables:
Capital shares sold	70,553,053
From the Manager	49,689
Withdrawals from the Master Portfolio	6,641,391
Prepaid expenses	208,812

Total assets	17,508,482,993

LIABILITIES
Payables:
Capital shares redeemed	77,194,444
Income dividend distributions	9,121,443
Investment advisory fees	4,584,777
Officer’s fees	29,879
Other accrued expenses	3,458,459
Other affiliate fees	38,165
Service and distribution fees	385,416

Total liabilities	94,812,583

NET ASSETS	$17,413,670,410

NET ASSETS CONSIST OF:
Paid-in capital	$20,513,316,510
Accumulated loss	(3,099,646,100)

NET ASSETS	$17,413,670,410

F I N A N C I A L S T A T E M E N T S	9

Statement of Assets and Liabilities (unaudited) (continued)

March 31, 2023

BlackRock Total Return Fund

NET ASSET VALUE
Institutional
Net assets	$9,147,264,896

Shares outstanding	901,946,098

Net asset value	$10.14

Shares authorized	1.6 billion

Par value	$0.10

Service
Net assets	$42,862,484

Shares outstanding	4,225,500

Net asset value	$10.14

Shares authorized	50 million

Par value	$0.10

Investor A
Net assets	$1,335,702,825

Shares outstanding	131,654,288

Net asset value	$10.15

Shares authorized	450 million

Par value	$0.10

Investor A1
Net assets	$20,419,552

Shares outstanding	2,014,344

Net asset value	$10.14

Shares authorized	50 million

Par value	$0.10

Investor C
Net assets	$49,025,503

Shares outstanding	4,836,153

Net asset value	$10.14

Shares authorized	100 million

Par value	$0.10

Class K
Net assets	$6,753,347,873

Shares outstanding	665,996,912

Net asset value	$10.14

Shares authorized	1 billion

Par value	$0.10

Class R
Net assets	$65,047,277

Shares outstanding	6,410,234

Net asset value	$10.15

Shares authorized	250 million

Par value	$0.10

See notes to financial statements.

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended March 31, 2023

BlackRock Total Return Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$1,740,685
Dividends — affiliated	18,630,539
Interest — unaffiliated	343,252,631
Securities lending income — affiliated — net	180,922
Expenses	(5,681,366)
Fees waived	347,039

Total investment income	358,470,450

FUND EXPENSES
Investment advisory	24,866,979
Transfer agent — class specific	5,528,004
Service and distribution — class specific	2,163,808
Registration	682,046
Professional	19,034
Officer	5,214
Accounting services	3,529
Miscellaneous	45,371

Total expenses	33,313,985
Less:
Transfer agent fees waived and/or reimbursed — class specific	(732,131)

Total expenses after fees waived and/or reimbursed	32,581,854

Net investment income	325,888,596

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) allocated from the Master Portfolio:
Investments — unaffiliated	(499,018,027)
Investments — affiliated	149,936
Options written	(63,077,880)
Futures contracts	(27,061,465)
Forward foreign currency exchange contracts	(2,093,816)
Foreign currency transactions	3,204,897
Swaps	3,437,341

(584,459,014)

Net change in unrealized appreciation (depreciation) allocated from the Master Portfolio:
Investments — unaffiliated	1,013,879,440
Investments — affiliated	329,793
Options written	82,748,195
Futures contracts	116,444,195
Forward foreign currency exchange contracts	(10,018,249)
Foreign currency translations	578,232
Swaps	6,043,022
Unfunded floating rate loan interests	219,623

1,210,224,251

Total net realized and unrealized gain	625,765,237

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$951,653,833

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	BlackRock Total Return Fund

	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$325,888,596	$449,100,503
Net realized loss	(584,459,014)	(1,311,374,975)
Net change in unrealized appreciation (depreciation)	1,210,224,251	(2,474,670,916)

Net increase (decrease) in net assets resulting from operations	951,653,833	(3,336,945,388)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional	(169,384,319)	(299,087,560)
Service	(740,133)	(1,318,341)
Investor A	(23,263,817)	(41,803,454)
Investor A1	(380,196)	(613,205)
Investor C	(724,813)	(1,485,206)
Class K	(127,210,026)	(219,556,363)
Class R	(1,041,320)	(1,810,350)

Decrease in net assets resulting from distributions to shareholders	(322,744,624)	(565,674,479)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	121,453,116	91,715,235

NET ASSETS
Total increase (decrease) in net assets	750,362,325	(3,810,904,632)
Beginning of period	16,663,308,085	20,474,212,717

End of period	$17,413,670,410	$16,663,308,085

See notes to financial statements.

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Return Fund

	Institutional
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$9.76		$11.96		$12.53		$11.95		$11.21		$11.77

Net investment income(a)	0.19		0.25		0.23		0.28		0.38		0.38
Net realized and unrealized gain (loss)	0.38		(2.13)		(0.07)		0.60		0.75		(0.56)

Net increase (decrease) from investment operations	0.57		(1.88)		0.16		0.88		1.13		(0.18)

Distributions(b)
From net investment income	(0.19)		(0.25)		(0.24)		(0.30)		(0.39)		(0.38)
From net realized gain	—		(0.07)		(0.49)		—		—		—

Total distributions	(0.19)		(0.32)		(0.73)		(0.30)		(0.39)		(0.38)

Net asset value, end of period	$10.14		$9.76		$11.96		$12.53		$11.95		$11.21

Total Return(c)
Based on net asset value	5.86	%(d)	(15.99)%		1.25%		7.51	%(e)	10.23%		(1.55	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.46	%(h)(i)	0.47	%(i)	0.47	%(i)	0.47	%(j)	0.47	%(j)	0.75	%(i)

Total expenses after fees waived and/or reimbursed	0.44	%(h)(i)	0.45	%(i)	0.45	%(i)	0.44	%(j)	0.44	%(j)	0.71	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.44	%(h)(i)	0.45	%(i)	0.45	%(i)	0.44	%(j)	0.44	%(j)	0.45	%(i)

Net investment income	3.81	%(h)(i)	2.30	%(i)	1.88	%(i)	2.32	%(j)	3.33	%(j)	3.31	%(i)

Supplemental Data
Net assets, end of period (000)	$9,147,265		$8,809,121		$9,915,659		$9,067,527		$6,535,538		$5,402,121

Portfolio turnover rate of the Master Portfolio(k)	161%		289%		459%		556%		574%		734%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18
Portfolio turnover rate (excluding MDRs)	68%	42%	161%	274%	241%	350%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Service
	Six Months Ended (unaudited) 03/31/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$9.77		$11.96		$12.54		$11.95		$11.22		$11.77

Net investment income(a)	0.18		0.22		0.19		0.26		0.35		0.34
Net realized and unrealized gain (loss)	0.36		(2.12)		(0.08)		0.60		0.73		(0.54)

Net increase (decrease) from investment operations	0.54		(1.90)		0.11		0.86		1.08		(0.20)

Distributions(b)
From net investment income	(0.17)		(0.22)		(0.20)		(0.27)		(0.35)		(0.35)
From net realized gain	—		(0.07)		(0.49)		—		—		—

Total distributions	(0.17)		(0.29)		(0.69)		(0.27)		(0.35)		(0.35)

Net asset value, end of period	$10.14		$9.77		$11.96		$12.54		$11.95		$11.22

Total Return(c)
Based on net asset value	5.59	%(d)	(16.17)%		0.86%		7.28	%(e)	9.80%		(1.76	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.79	%(h)(i)	0.80	%(i)	0.80	%(i)	0.74	%(j)	0.74	%(j)	1.03	%(i)

Total expenses after fees waived and/or reimbursed	0.75	%(h)(i)	0.76	%(i)	0.76	%(i)	0.74	%(j)	0.74	%(j)	1.03	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.75	%(h)(i)	0.76	%(i)	0.76	%(i)	0.74	%(j)	0.74	%(j)	0.75	%(i)

Net investment income	3.50	%(h)(i)	1.98	%(i)	1.57	%(i)	2.15	%(j)	3.04	%(j)	3.01	%(i)

Supplemental Data
Net assets, end of period (000)	$42,862		$42,155		$55,378		$57,849		$120,243		$117,278

Portfolio turnover rate of the Master Portfolio(k)	161%		289%		459%		556%		574%		734%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18
Portfolio turnover rate (excluding MDRs)	68%	42%	161%	274%	241%	350%

See notes to financial statements.

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$9.77		$11.96		$12.54		$11.96		$11.22		$11.78

Net investment income(a)	0.18		0.22		0.19		0.25		0.34		0.34
Net realized and unrealized gain (loss)	0.37		(2.12)		(0.08)		0.60		0.75		(0.56)

Net increase (decrease) from investment operations	0.55		(1.90)		0.11		0.85		1.09		(0.22)

Distributions(b)
From net investment income	(0.17)		(0.22)		(0.20)		(0.27)		(0.35)		(0.34)
From net realized gain	—		(0.07)		(0.49)		—		—		—

Total distributions	(0.17)		(0.29)		(0.69)		(0.27)		(0.35)		(0.34)

Net asset value, end of period	$10.15		$9.77		$11.96		$12.54		$11.96		$11.22

Total Return(c)
Based on net asset value	5.70	%(d)	(16.16)%		0.87%		7.16	%(e)	9.85%		(1.88	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.75	%(h)(i)	0.76	%(i)	0.74	%(i)	0.76	%(j)	0.79	%(j)	1.08	%(i)

Total expenses after fees waived and/or reimbursed	0.75	%(h)(i)	0.76	%(i)	0.74	%(i)	0.76	%(j)	0.78	%(j)	1.07	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.75	%(h)(i)	0.76	%(i)	0.74	%(i)	0.76	%(j)	0.78	%(j)	0.79	%(i)

Net investment income	3.50	%(h)(i)	1.98	%(i)	1.58	%(i)	2.02	%(j)	3.00	%(j)	2.97	%(i)

Supplemental Data
Net assets, end of period (000)	$1,335,703		$1,330,459		$1,822,670		$2,147,025		$1,840,587		$1,729,459

Portfolio turnover rate of the Master Portfolio(k)	161%		289%		459%		556%		574%		734%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18
Portfolio turnover rate (excluding MDRs)	68%	42%	161%	274%	241%	350%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A1
	Six Months Ended (unaudited) 03/31/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$9.76		$11.95		$12.53		$11.95		$11.21		$11.77

Net investment income(a)	0.18		0.24		0.21		0.27		0.37		0.36
Net realized and unrealized gain (loss)	0.38		(2.13)		(0.08)		0.60		0.74		(0.56)

Net increase (decrease) from investment operations	0.56		(1.89)		0.13		0.87		1.11		(0.20)

Distributions(b)
From net investment income	(0.18)		(0.23)		(0.22)		(0.29)		(0.37)		(0.36)
From net realized gain	—		(0.07)		(0.49)		—		—		—

Total distributions	(0.18)		(0.30)		(0.71)		(0.29)		(0.37)		(0.36)

Net asset value, end of period	$10.14		$9.76		$11.95		$12.53		$11.95		$11.21

Total Return(c)
Based on net asset value	5.78	%(d)	(16.04)%		1.02%		7.35	%(e)	10.06%		(1.69	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.71	%(h)(i)	0.70	%(i)	0.68	%(i)	0.61	%(j)	0.63	%(i)	0.92	%(i)

Total expenses after fees waived and/or reimbursed	0.59	%(h)(i)	0.60	%(i)	0.60	%(i)	0.59	%(j)	0.59	%(i)	0.88	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.59	%(h)(i)	0.60	%(i)	0.60	%(i)	0.59	%(j)	0.59	%(i)	0.60	%(i)

Net investment income	3.66	%(h)(i)	2.19	%(i)	1.73	%(i)	2.22	%(j)	3.20	%(i)	3.17	%(i)

Supplemental Data
Net assets, end of period (000)	$20,420		$20,124		$21,957		$24,443		$28,769		$28,072

Portfolio turnover rate of the Master Portfolio(k)	161%		289%		459%		556%		574%		734%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18
Portfolio turnover rate (excluding MDRs)	68%	42%	161%	274%	241%	350%

See notes to financial statements.

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor C
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$9.76		$11.95		$12.53		$11.95		$11.21		$11.77

Net investment income(a)	0.14		0.14		0.11		0.16		0.27		0.27
Net realized and unrealized gain (loss)	0.38		(2.12)		(0.08)		0.60		0.74		(0.56)

Net increase (decrease) from investment operations	0.52		(1.98)		0.03		0.76		1.01		(0.29)

Distributions(b)
From net investment income	(0.14)		(0.14)		(0.12)		(0.18)		(0.27)		(0.27)
From net realized gain	—		(0.07)		(0.49)		—		—		—

Total distributions	(0.14)		(0.21)		(0.61)		(0.18)		(0.27)		(0.27)

Net asset value, end of period	$10.14		$9.76		$11.95		$12.53		$11.95		$11.21

Total Return(c)
Based on net asset value	5.34	%(d)	(16.76)%		0.16%		6.44	%(e)	9.14%		(2.53	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	1.49	%(h)(i)	1.48	%(i)(j)	1.47	%(i)	1.49	%(k)	1.51	%(k)	1.82	%(i)

Total expenses after fees waived and/or reimbursed	1.44	%(h)(i)	1.46	%(i)(j)	1.45	%(i)	1.44	%(k)	1.44	%(k)	1.74	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.44	%(h)(i)	1.46	%(i)(j)	1.45	%(i)	1.44	%(k)	1.44	%(k)	1.45	%(i)

Net investment income	2.80	%(h)(i)	1.23	%(i)	0.89	%(i)	1.36	%(k)	2.35	%(k)	2.32	%(i)

Supplemental Data
Net assets, end of period (000)	$49,026		$56,468		$100,462		$140,034		$209,532		$235,682

Portfolio turnover rate of the Master Portfolio(l)	161%		289%		459%		556%		574%		734%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)

Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.46%, 1.44% and 1.44%, respectively.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(l)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18
Portfolio turnover rate (excluding MDRs)	68%	42%	161%	274%	241%	350%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class K
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$9.76		$11.96		$12.53		$11.95		$11.21		$11.77

Net investment income(a)	0.20		0.26		0.24		0.29		0.39		0.39
Net realized and unrealized gain (loss)	0.37		(2.13)		(0.07)		0.60		0.74		(0.56)

Net increase (decrease) from investment operations	0.57		(1.87)		0.17		0.89		1.13		(0.17)

Distributions(b)
From net investment income	(0.19)		(0.26)		(0.25)		(0.31)		(0.39)		(0.39)
From net realized gain	—		(0.07)		(0.49)		—		—		—

Total distributions	(0.19)		(0.33)		(0.74)		(0.31)		(0.39)		(0.39)

Net asset value, end of period	$10.14		$9.76		$11.96		$12.53		$11.95		$11.21

Total Return(c)
Based on net asset value	5.90	%(d)	(15.93)%		1.32%		7.59	%(e)	10.30%		(1.49	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	0.37	%(h)(i)	0.38	%(i)	0.38	%(i)	0.37	%(j)	0.37	%(j)	0.64	%(i)

Total expenses after fees waived and/or reimbursed	0.37	%(h)(i)	0.38	%(i)	0.38	%(i)	0.37	%(j)	0.37	%(j)	0.64	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.37	%(h)(i)	0.38	%(i)	0.38	%(i)	0.37	%(j)	0.37	%(j)	0.38	%(i)

Net investment income	3.89	%(h)(i)	2.37	%(i)	1.94	%(i)	2.41	%(j)	3.40	%(j)	3.36	%(i)

Supplemental Data
Net assets, end of period (000)	$6,753,348		$6,340,122		$8,472,180		$7,491,107		$6,015,062		$4,726,240

Portfolio turnover rate of the Master Portfolio(k)	161%		289%		459%		556%		574%		734%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18
Portfolio turnover rate (excluding MDRs)	68%	42%	161%	274%	241%	350%

See notes to financial statements.

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class R
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of period	$9.77		$11.96		$12.54		$11.96		$11.22		$11.78

Net investment income(a)	0.16		0.19		0.16		0.22		0.32		0.31
Net realized and unrealized gain (loss)	0.38		(2.13)		(0.08)		0.59		0.74		(0.56)

Net increase (decrease) from investment operations	0.54		(1.94)		0.08		0.81		1.06		(0.25)

Distributions(b)
From net investment income	(0.16)		(0.18)		(0.17)		(0.23)		(0.32)		(0.31)
From net realized gain	—		(0.07)		(0.49)		—		—		—

Total distributions	(0.16)		(0.25)		(0.66)		(0.23)		(0.32)		(0.31)

Net asset value, end of period	$10.15		$9.77		$11.96		$12.54		$11.96		$11.22

Total Return(c)
Based on net asset value	5.55	%(d)	(16.40)%		0.57%		6.88	%(e)	9.58%		(2.12	)%(e)

Ratios to Average Net Assets(f)(g)
Total expenses	1.05	%(h)(i)	1.06	%(i)	1.05	%(i)	1.04	%(j)	1.07	%(i)	1.37	%(i)

Total expenses after fees waived and/or reimbursed	1.03	%(h)(i)	1.04	%(i)	1.04	%(i)	1.03	%(j)	1.03	%(i)	1.31	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.03	%(h)(i)	1.04	%(i)	1.04	%(i)	1.03	%(j)	1.03	%(i)	1.04	%(i)

Net investment income	3.22	%(h)(i)	1.71	%(i)	1.29	%(i)	1.80	%(j)	2.76	%(i)	2.72	%(i)

Supplemental Data
Net assets, end of period (000)	$65,047		$64,860		$85,906		$85,550		$142,718		$156,009

Portfolio turnover rate of the Master Portfolio(k)	161%		289%		459%		556%		574%		734%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18
Portfolio turnover rate (excluding MDRs)	68%	42%	161%	274%	241%	350%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Bond Fund, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. BlackRock Total Return Fund (the “Fund”) is a series of the Corporation. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio (the “Master Portfolio”) of Master Bond LLC, an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Master Bond LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At March 31, 2023, the percentage of the Master Portfolio owned by the Fund was 96.8%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Class R Shares are sold only to certain employer-sponsored retirement plans. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

The Board of Directors of the Corporation and Board of Directors of the Master Bond LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes	(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans, or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year of after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Corporation’s Board, the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed Income Complex and reflected as Officer expense on the Statement of Operations. The Officer expense may be negative as a result of a decrease in value of the deferred accounts.

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees(a)
First $250 million	0.32%
$250 million — $500 million	0.31
$500 million — $750 million	0.30
Greater than $750 million	0.29

(a)

This investment advisory fee applies to the Fund for as long as the Fund invests in the Master Portfolio or another master fund advised by the Manager or an affiliate thereof in a master-feeder structure. If the Fund ceases to operate as a feeder fund in a master/feeder structure, the maximum actual investment advisory fees payable to the Manager (as a percentage of average daily net assets) by the Fund are as follows: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

With respect to the Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, act as sub-advisers, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor A1	0.10	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Service	Investor A	Investor A1	Investor C	Class R	Total

Service and distribution — class specific	$ 53,323	$ 1,676,054	$ 10,478	$ 260,707	$ 163,246	$ 2,163,808

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2023, the Fund did not pay any amounts to affiliates in return for these services.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total

Reimbursed amounts	$ 14,175	$ 152	$ 10,065	$ 90	$ 931	$ 10,784	$ 641	$ 36,838

For the six months ended March 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total

Transfer agent — class specific	$ 4,189,814	$ 38,868	$ 925,146	$ 25,561	$ 33,215	$ 253,437	$ 61,963	$ 5,528,004

Other Fees: For the six months ended March 31, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $8,900.

For the six months ended March 31, 2023, affiliates received CDSCs as follows:

Share Class	Amounts

Investor A	$ 33,438
Investor C	1,210

Expense Limitations, Waivers and Reimbursements: With the exception of the Fund’s investment in the Master Portfolio, the Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitations

Institutional	0.44%
Service	0.75
Investor A	0.78
Investor A1	0.59
Investor C	1.44
Class K	0.39
Class R	1.03

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the six months ended March 31, 2023, the class specific waivers and/or reimbursements are as follows:

	Institutional	Service	Investor A1	Investor C	Class R	Total

Transfer agent fees waived and/or reimbursed — class specific	$690,789	$9,400	$12,152	$12,851	$6,939	$732,131

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2023, the Fund did not participate in the Interfund Lending Program.

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of September 30, 2022, the Fund had qualified late-year losses as follows:

Amounts

Qualified late-year losses	$(1,400,836,378)

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/23		Year Ended 09/30/22

Share Class	Shares	Amount	Shares	Amount

Institutional

Shares sold	222,017,894	$2,214,282,468	471,198,724	$5,294,524,445

Shares issued in reinvestment of distributions	15,316,580	152,535,260	23,849,602	262,361,092

Shares redeemed	(237,524,357)	(2,360,412,724)	(422,169,779)	(4,601,574,876)

	(189,883)	$6,405,004	72,878,547	$955,310,661

Service

Shares sold	384,294	$3,836,581	955,363	$10,691,567

Shares issued in reinvestment of distributions	72,905	726,065	118,949	1,310,630

Shares redeemed	(547,888)	(5,445,671)	(1,388,626)	(15,040,752)

	(90,689)	$(883,025)	(314,314)	$(3,038,555)

Investor A

Shares sold	15,538,025	$154,931,165	33,567,548	$373,631,405

Shares issued in reinvestment of distributions	1,610,562	16,041,123	2,640,697	29,156,417

Shares redeemed	(21,691,244)	(215,776,910)	(52,383,659)	(576,880,831)

	(4,542,657)	$(44,804,622)	(16,175,414)	$(174,093,009)

Investor A1

Shares sold	277,378	$2,759,831	614,430	$6,895,105

Shares issued in reinvestment of distributions	3,926	39,060	6,605	72,696

Shares redeemed	(328,691)	(3,275,539)	(396,358)	(4,299,413)

	(47,387)	$(476,648)	224,677	$2,668,388

Investor C

Shares sold	442,983	$4,414,864	575,953	$6,423,509

Shares issued in reinvestment of distributions	62,540	621,940	114,547	1,269,910

Shares redeemed and automatic conversion of shares	(1,454,606)	(14,426,825)	(3,310,438)	(36,470,705)

	(949,083)	$(9,390,021)	(2,619,938)	$(28,777,286)

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/23		Year Ended 09/30/22

Share Class	Shares	Amount	Shares	Amount

Class K

Shares sold	119,811,476	$1,199,770,528	141,634,495	$1,580,228,305

Shares issued in reinvestment of distributions	11,700,885	116,489,170	18,480,602	203,331,003

Shares redeemed	(114,870,917)	(1,143,404,282)	(219,382,907)	(2,438,386,314)

	16,641,444	$172,855,416	(59,267,810)	$(654,827,006)

Class R

Shares sold	713,189	$7,122,231	1,800,108	$19,919,767

Shares issued in reinvestment of distributions	102,027	1,016,262	161,358	1,777,727

Shares redeemed	(1,043,390)	(10,391,481)	(2,503,561)	(27,225,452)

	(228,174)	$(2,252,988)	(542,095)	$(5,527,958)

	10,593,571	$121,453,116	(5,816,347)	$91,715,235

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Portfolio Information as of March 31, 2023	Master Total Return Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments	(a)
U.S. Government Sponsored Agency Securities	47.5%
Corporate Bonds	18.7
U.S. Treasury Obligations	15.2
Asset-Backed Securities	8.3
Non-Agency Mortgage-Backed Securities	6.6
Floating Rate Loan Interests	1.5
Foreign Government Obligations	0.9
Municipal Bonds	0.5
Preferred Securities	0.2
Common Stocks	0.2
Investment Companies	0.2
Foreign Agency Obligations	0.2
Warrants	—	(b)

CREDIT QUALITY ALLOCATION

Credit Rating(c)	Percent of Total Investments	(a)
AAA/Aaa(d)	68.5%
AA/Aa	2.3
A	7.9
BBB/Baa	10.9
BB/Ba	1.0
B	0.8
CCC/Caa	0.3
CC/Ca	0.3
C	0.1
N/R	7.9

(a)	Total investments exclude short-term securities, options purchased, options written and TBA sale commitments.

(b)	Amount is less than 0.1%.

(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

P O R T F O L I O I N F O R M A T I O N	25

Schedule of Investments (unaudited) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(b)	USD	5,025	$4,837,571
522 Funding CLO Ltd.
Series 2019-4A, Class CR, (3-mo. LIBOR US + 2.40%), 7.21%, 04/20/30(a)(c)		625	611,800
Series 2019-4A, Class DR, (3-mo. LIBOR US + 3.65%), 8.46%, 04/20/30(a)(c)		2,170	1,966,180
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.99%, 04/15/35(a)(c)		510	495,861
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1-mo. LIBOR US + 0.72%), 5.57%, 12/25/33(c)		547	496,680
Series 2006-CW1, Class A2C, (1-mo. LIBOR US + 0.28%), 5.13%, 07/25/36(c)		257	199,769
Series 2007-HE4, Class A2A, (1-mo. LIBOR US + 0.26%), 5.11%, 05/25/37(c)		2,476	426,965
Series 2007-HE4, Class A2C, (1-mo. LIBOR US + 0.60%), 5.45%, 05/25/37(c)		218	38,390
ACRES Commercial Realty Ltd., Series 2021- FL1, Class A, (1-mo. LIBOR US + 1.20%), 5.91%, 06/15/36(a)(c)		306	296,820
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3-mo. LIBOR US + 6.36%), 11.15%, 04/15/34(a)(c)		250	229,236
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. LIBOR US + 1.16%), 5.97%, 07/20/34(a)(c)		7,640	7,466,991
AGL CLO 14 Ltd., Series 2021-14A, Class A, (3-mo. LIBOR US + 1.15%), 5.97%, 12/02/34(a)(c)		1,000	976,572
AGL CLO 7 Ltd.
Series 2020-7A, Class AR, (3-mo. LIBOR US + 1.20%), 5.99%, 07/15/34(a)(c)		2,400	2,345,790
Series 2020-7A, Class DR, (3-mo. LIBOR US + 3.10%), 7.89%, 07/15/34(a)(c)		500	461,632
AGL CLO 9 Ltd., Series 2020-9A, Class D, (3-mo. LIBOR US + 3.70%), 8.51%, 01/20/34(a)(c)		250	235,077
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3-mo. LIBOR US + 1.15%), 5.96%, 01/20/35(a)(c)		250	244,016
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (3-mo. LIBOR US + 1.39%), 6.20%, 04/20/32(a)(c)		8,405	8,357,276
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3-mo. LIBOR US + 1.07%), 5.88%, 04/20/33(a)(c)		3,620	3,562,016
AGL Static CLO 18 Ltd., Series 2022-18A, Class B, (3-mo. CME Term SOFR + 2.00%), 6.65%, 04/21/31(a)(c)		1,400	1,345,322
AIG CLO Ltd., Series 2018-1A, Class A1R, (3-mo. LIBOR US + 1.12%), 5.93%, 04/20/32(a)(c)		1,730	1,704,183
AIMCO CLO
Series 2015-AA, Class BR2, (3-mo. LIBOR US + 1.60%), 6.39%, 10/17/34(a)(c)		1,200	1,155,860
Series 2017-AA, Class AR, (3-mo. LIBOR US + 1.05%), 5.86%, 04/20/34(a)(c)		250	244,768
Series 2017-AA, Class CR, (3-mo. LIBOR US + 2.10%), 6.91%, 04/20/34(a)(c)		500	472,528
Series 2017-AA, Class DR, (3-mo. LIBOR US + 3.15%), 7.96%, 04/20/34(a)(c)		250	226,100
Series 2018-BA, Class AR, (3-mo. LIBOR US + 1.10%), 5.89%, 01/15/32(a)(c)		5,770	5,680,606

Security		Par (000)	Value

Asset-Backed Securities (continued)
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3-mo. LIBOR US + 1.08%), 5.90%, 10/21/28(a)(c)	USD	2,696	$2,675,501
Allegro CLO IV Ltd., Series 2016-1A, Class BR2, (3-mo. LIBOR US + 1.55%), 6.34%, 01/15/30(a)(c)		400	390,000
Allegro CLO VIII Ltd., Series 2018-2A, Class B1, (3-mo. LIBOR US + 1.67%), 6.46%, 07/15/31(a)(c)		250	240,091
Allegro CLO XI Ltd.
Series 2019-2A, Class A2A, (3-mo. LIBOR US + 1.85%), 6.65%, 01/19/33(a)(c)		500	488,896
Series 2019-2A, Class C, (3-mo. LIBOR US + 3.00%), 7.80%, 01/19/33(a)(c)		250	244,240
ALM Ltd.
Series 2020-1A, Class A2, (3-mo. LIBOR US + 1.85%), 6.64%, 10/15/29(a)(c)		7,780	7,619,824
Series 2020-1A, Class B, (3-mo. LIBOR US + 2.00%), 6.79%, 10/15/29(a)(c)		250	240,524
ALME Loan Funding V BV, Series 5A, Class ER, (3-mo. EURIBOR + 5.41%), 7.70%, 07/15/31(a)(c)	EUR	1,500	1,448,901
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3-mo. LIBOR US + 1.25%), 6.06%, 11/02/30(a)(c)	USD	747	739,797
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3-mo. LIBOR US + 1.45%), 6.27%, 04/25/31(a)(c)		500	482,750
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3-mo. LIBOR US + 1.05%), 5.87%, 07/24/29(a)(c)		1,827	1,814,758
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(a)		1,280	1,194,611
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)		2,437	2,280,117
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)		2,490	2,263,061
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)		2,500	2,231,270
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,465,052
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3-mo. LIBOR US + 1.20%), 6.00%, 01/19/35(a)(c)		250	243,283
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, (3-mo. LIBOR US + 1.17%), 5.96%, 07/15/34(a)(c)		11,115	10,837,256
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3-mo. LIBOR US + 1.05%), 5.85%, 01/28/31(a)(c)		2,321	2,289,475
Series 2014-3RA, Class B, (3-mo. LIBOR US + 1.50%), 6.30%, 01/28/31(a)(c)		3,850	3,709,706
Series 2014-3RA, Class C, (3-mo. LIBOR US + 1.85%), 6.65%, 01/28/31(a)(c)		500	479,144
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, (3-mo. LIBOR US + 1.05%), 5.85%, 01/28/31(a)(c)		5,214	5,154,351
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3-mo. LIBOR US + 1.45%), 6.24%, 01/15/30(a)(c)		9,200	9,040,781

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class C, (3-mo. LIBOR US + 1.85%), 6.64%, 01/15/30(a)(c)	USD	3,540	$3,437,033
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, (3-mo. LIBOR US + 1.05%), 5.84%, 07/15/30(a)(c)		5,430	5,369,548
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3-mo. LIBOR US + 1.09%), 5.89%, 01/28/31(a)(c)		4,931	4,884,998
Series 2015-7A, Class BR2, (3-mo. LIBOR US + 1.75%), 6.55%, 01/28/31(a)(c)		7,620	7,415,777
Series 2015-7A, Class CR2, (3-mo. LIBOR US + 2.20%), 7.00%, 01/28/31(a)(c)		4,250	4,109,455
Series 2015-7A, Class D1R2, (3-mo. LIBOR US + 3.50%), 8.30%, 01/28/31(a)(c)		1,140	1,007,655
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class BR2, (3-mo. LIBOR US + 1.80%), 6.62%, 10/27/34(a)(c)		2,800	2,682,818
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3-mo. LIBOR US + 1.25%), 6.07%, 10/13/30(a)(c)		3,075	3,047,395
Series 2013-1A, Class A2R, (3-mo. LIBOR US + 1.65%), 6.47%, 10/13/30(a)(c)		750	728,160
Series 2013-1A, Class BR, (3-mo. LIBOR US + 2.15%), 6.97%, 10/13/30(a)(c)		1,410	1,352,700
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3-mo. EURIBOR + 1.60%), 3.89%, 04/15/34(a)(c)	EUR	1,327	1,361,488
Series 2A, Class DR, (3-mo. EURIBOR + 3.55%), 5.84%, 04/15/34(a)(c)		1,380	1,327,429
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 5.65%, 04/25/34(a)(c)		542	526,268
Apidos CLO XII, Series 2013-12A, Class AR, (3-mo. LIBOR US + 1.08%), 5.87%, 04/15/31(a)(c)	USD	3,652	3,610,482
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. LIBOR US + 1.01%), 5.82%, 04/20/31(a)(c)		1,080	1,068,971
Apidos CLO XVIII, Series 2018-18A, Class A1, (3-mo. LIBOR US + 1.14%), 5.96%, 10/22/30(a)(c)		880	868,344
Apidos CLO XX
Series 2015-20A, Class A1RA, (3-mo. LIBOR US + 1.10%), 5.89%, 07/16/31(a)(c)		450	443,949
Series 2015-20A, Class A2RR, (3-mo. LIBOR US + 1.55%), 6.34%, 07/16/31(a)(c)		250	243,758
Apidos CLO XXII
Series 2015-22A, Class A2R, (3-mo. LIBOR US + 1.50%), 6.31%, 04/20/31(a)(c)		500	488,014
Series 2015-22A, Class BR, (3-mo. LIBOR US + 1.95%), 6.76%, 04/20/31(a)(c)		250	242,538
Series 2015-22A, Class CR, (3-mo. LIBOR US + 2.95%), 7.76%, 04/20/31(a)(c)		850	798,974
Apidos CLO XXVI, Series 2017-26A, Class BR, (3-mo. LIBOR US + 1.95%), 6.75%, 07/18/29(a)(c)		570	555,167
Apidos CLO XXX, Series XXXA, Class A1A, (3-mo. LIBOR US + 1.14%), 5.94%, 10/18/31(a)(c)		250	247,045
Apidos CLO XXXI, Series 2019-31A, Class BR, (3-mo. LIBOR US + 1.55%), 6.34%, 04/15/31(a)(c)		500	486,515

Security		Par (000)	Value

Asset-Backed Securities (continued)
Apidos CLO XXXII
Series 2019-32A, Class C, (3-mo. LIBOR US + 2.40%), 7.21%, 01/20/33(a)(c)	USD	250	$245,853
Series 2019-32A, Class D, (3-mo. LIBOR US + 3.50%), 8.31%, 01/20/33(a)(c)		300	286,476
Apidos CLO XXXVII, Series 2021-37A, Class E, (3-mo. LIBOR US + 6.30%), 11.12%, 10/22/34(a)(c)		455	424,691
Apres Static CLO Ltd., Series 2019-1A, Class A2R, (3-mo. LIBOR US + 1.70%), 6.49%, 10/15/28(a)(c)		250	247,614
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		503	451,182
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL4, Class A, (1-mo. LIBOR US + 1.35%), 6.03%, 11/15/36(a)(c)		883	864,284
Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 1.85%), 6.68%, 05/15/37(a)(c)		8,334	8,186,627
Ares European CLO XII DAC, Series 12A, Class B1R, (3-mo. EURIBOR + 1.70%), 4.04%, 04/20/32(a)(c)	EUR	889	921,057
Ares LII CLO Ltd.
Series 2019-52A, Class A1R, (3-mo. LIBOR US + 1.05%), 5.87%, 04/22/31(a)(c)	USD	7,910	7,802,063
Series 2019-52A, Class A2R, (3-mo. LIBOR US + 1.45%), 6.27%, 04/22/31(a)(c)		250	241,343
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. LIBOR US + 1.03%), 5.85%, 04/25/34(a)(c)		500	489,059
Ares LVI CLO Ltd., Series 2020-56A, Class AR, (3-mo. LIBOR US + 1.16%), 5.98%, 10/25/34(a)(c)		2,110	2,056,030
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. LIBOR US + 1.58%), 6.39%, 07/20/30(a)(c)		370	360,906
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3-mo. LIBOR US + 1.17%), 5.96%, 10/15/30(a)(c)		1,149	1,139,516
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. LIBOR US + 0.48%), 5.33%, 05/25/35(c)		2,690	2,325,174
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		1,819	1,697,491
Armada Euro CLO III DAC, Series 3A, Class DR, (3-mo. EURIBOR + 3.30%), 5.59%, 07/15/31(a)(c)	EUR	1,563	1,535,403
ASSURANT CLO Ltd., Series 2018-2A, Class A, (3-mo. LIBOR US + 1.04%), 5.85%, 04/20/31(a)(c)	USD	750	741,016
Atrium IX
Series 9A, Class AR2, (3-mo. LIBOR US + 0.99%), 5.94%, 05/28/30(a)(c)		3,964	3,921,735
Series 9A, Class CR2, (3-mo. LIBOR US + 2.00%), 6.95%, 05/28/30(a)(c)		1,659	1,586,991
Atrium XIII
Series 13A, Class A1, (3-mo. LIBOR US + 1.18%), 6.00%, 11/21/30(a)(c)		498	493,258
Series 13A, Class B, (3-mo. LIBOR US + 1.50%), 6.32%, 11/21/30(a)(c)		1,250	1,216,209
Series 13A, Class C, (3-mo. LIBOR US + 1.80%), 6.62%, 11/21/30(a)(c)		390	372,047

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Avoca CLO XV DAC, Series 15X, Class B2R, (3-mo. EURIBOR + 1.05%), 3.34%, 04/15/31(c)(d)	EUR	400	$409,061
Avoca CLO XVIII DAC, Series 18X, Class C, (3-mo. EURIBOR + 1.75%), 4.04%, 04/15/31(c)(d)		400	404,670
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo. EURIBOR + 2.90%), 5.19%, 04/15/35(a)(c)		500	472,757
Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 3.59%, 04/15/35(c)(d)		850	857,298
Avoca CLO XXIII DAC, Series 23A, Class D, (3-mo. EURIBOR + 3.05%), 5.34%, 04/15/34(a)(c)		500	472,396
Babson CLO Ltd., Series 2015-IA, Class BR, (3-mo. LIBOR US + 1.40%), 6.21%, 01/20/31(a)(c)	USD	610	594,431
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class BR, (3-mo. LIBOR US + 1.50%), 6.31%, 07/20/30(a)(c)		850	817,013
Series 2018-2A, Class A1, (3-mo. LIBOR US + 1.08%), 5.88%, 07/19/31(a)(c)		1,670	1,654,233
Series 2018-2A, Class B, (3-mo. LIBOR US + 1.60%), 6.40%, 07/19/31(a)(c)		500	478,273
Series 2021-3A, Class D, (3-mo. LIBOR US + 3.10%), 7.92%, 07/24/34(a)(c)		250	214,073
Series 2021-4A, Class A1, (3-mo. LIBOR US + 1.17%), 5.98%, 10/20/34(a)(c)		310	301,975
Ballyrock CLO 14 Ltd., Series 2020-14A, Class D, (3-mo. LIBOR US + 7.00%), 11.81%, 01/20/34(a)(c)		250	227,094
Ballyrock CLO Ltd.
Series 2018-1A, Class A2, (3-mo. LIBOR US + 1.60%), 6.41%, 04/20/31(a)(c)		500	481,911
Series 2020-2A, Class DR, (3-mo. LIBOR US + 6.15%), 10.96%, 10/20/31(a)(c)		250	226,338
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(c)		1,680	472,824
Series 1998-2, Class B1, 7.33%, 12/10/25(c)		2,790	566,757
Bankers Healthcare Group Securitization Trust,
Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	382,737
Bardot CLO Ltd., Series 2019-2A, Class DR, (3-mo. LIBOR US + 3.00%), 7.82%, 10/22/32(a)(c)		250	232,968
Barings CLO Ltd.
Series 2015-2A, Class AR, (3-mo. LIBOR US + 1.19%), 6.00%, 10/20/30(a)(c)		2,516	2,491,169
Series 2018-3A, Class A1, (3-mo. LIBOR US + 0.95%), 5.76%, 07/20/29(a)(c)		539	535,864
Series 2019-3A, Class A1R, (3-mo. LIBOR US + 1.07%), 5.88%, 04/20/31(a)(c)		1,330	1,309,973
Battalion CLO 18 Ltd., Series 2020-18A, Class BR, (3-mo. LIBOR US + 1.75%), 6.54%, 10/15/36(a)(c)		1,827	1,715,324
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. LIBOR US + 3.25%), 8.04%, 07/15/31(a)(c)		250	221,423
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3-mo. LIBOR US + 1.07%), 5.87%, 07/18/30(a)(c)		6,369	6,300,000
Series 2015-8A, Class A2R2, (3-mo. LIBOR US + 1.55%), 6.35%, 07/18/30(a)(c)		3,250	3,166,438
Series 2015-8A, Class BR2, (3-mo. LIBOR US + 2.00%), 6.80%, 07/18/30(a)(c)		2,901	2,817,742

Security		Par (000)	Value

Asset-Backed Securities (continued)
Battalion CLO X Ltd., Series 2016-10A, Class A1R2, (3-mo. LIBOR US + 1.17%), 5.99%, 01/25/35(a)(c)	USD	13,430	$13,080,326
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. LIBOR US + 1.72%), 6.54%, 04/24/34(a)(c)		1,000	941,879
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. LIBOR US + 1.18%), 5.97%, 07/15/34(a)(c)		4,520	4,404,823
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1-mo. LIBOR US + 1.00%), 5.83%, 05/28/39(a)(c)		6,968	5,567,566
Series 2004-B, Class A2, (1-mo. LIBOR US + 1.30%), 6.13%, 05/28/39(a)(c)		332	281,609
Series 2005-A, Class A1, (1-mo. LIBOR US + 1.00%), 5.83%, 02/28/40(a)(c)		1,445	1,246,165
Series 2005-E, Class A1, (1-mo. LIBOR US + 1.00%), 5.83%, 12/28/40(a)(c)		214	212,699
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(c)		1,674	218,942
Series 2000-A, Class A3, 7.83%, 06/15/30(c)		1,554	210,047
Series 2000-A, Class A4, 8.29%, 06/15/30(c)		1,121	160,421
BDS Ltd., Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 6.56%, 03/19/39(a)(c)		11,341	11,092,604
Bean Creek CLO Ltd., Series 2015-1A, Class AR, (3-mo. LIBOR US + 1.02%), 5.83%, 04/20/31(a)(c)		250	247,044
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1-mo. LIBOR US + 1.73%), 6.57%, 08/25/34(c)		37	36,658
Series 2006-HE1, Class 1M4, (1-mo. LIBOR US + 1.02%), 5.50%, 12/25/35(c)		1,689	2,405,008
Series 2006-HE7, Class 1A2, (1-mo. LIBOR US + 0.34%), 5.19%, 09/25/36(c)		1,187	1,128,556
Series 2007-FS1, Class 1A3, (1-mo. LIBOR US + 0.34%), 5.19%, 05/25/35(c)		130	127,261
Series 2007-HE2, Class 1A4, (1-mo. LIBOR US + 0.32%), 5.17%, 03/25/37(c)		1,153	1,015,747
Series 2007-HE2, Class 22A, (1-mo. LIBOR US + 0.14%), 4.99%, 03/25/37(c)		440	389,025
Series 2007-HE2, Class 23A, (1-mo. LIBOR US + 0.14%), 4.99%, 03/25/37(c)		698	616,069
Series 2007-HE3, Class 1A3, (1-mo. LIBOR US + 0.25%), 5.10%, 04/25/37(c)		448	618,333
Series 2007-HE3, Class 1A4, (1-mo. LIBOR US + 0.35%), 5.20%, 04/25/37(c)		6,115	5,967,119
Benefit Street Partners CLO II Ltd., Series 2013- IIA, Class A2R2, (3-mo. LIBOR US + 1.45%), 6.24%, 07/15/29(a)(c)		3,570	3,513,009
Benefit Street Partners CLO III Ltd.
Series 2013-IIIA, Class A1R2, (3-mo. LIBOR US + 1.00%), 5.81%, 07/20/29(a)(c)		317	315,144
Series 2013-IIIA, Class A2R2, (3-mo. LIBOR US + 1.65%), 6.46%, 07/20/29(a)(c)		1,810	1,792,919
Benefit Street Partners CLO Ltd., Series 2021- 23A, Class E, (3-mo. LIBOR US + 6.81%), 11.63%, 04/25/34(a)(c)		750	667,126
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3-mo. LIBOR US + 1.09%), 5.90%, 04/20/31(a)(c)		4,360	4,314,274

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (3-mo. LIBOR US + 1.10%), 5.91%, 01/20/31(a)(c)	USD	2,150	$2,124,464
Benefit Street Partners CLO XII Ltd., Series 2017- 12A, Class B, (3-mo. LIBOR US + 2.00%), 6.79%, 10/15/30(a)(c)		1,545	1,491,639
Benefit Street Partners CLO XIX Ltd.,
Series 2019-19A, Class B, (3-mo. LIBOR US + 2.00%), 6.79%, 01/15/33(a)(c)		250	244,654
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (3-mo. LIBOR US + 6.75%), 11.54%, 07/15/34(a)(c)		250	222,124
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	880,210
Series 2021-A, Class C, 3.69%, 11/17/33(a)		100	85,958
Series 2022-A, Class C, 3.08%, 02/20/35(a)		4,080	3,369,751
Series 2022-A, Class E, 4.30%, 02/20/35(a)		300	231,551
Series 2022-C, Class A, 5.32%, 10/17/35(a)		4,289	4,252,042
Series 2022-C, Class B, 5.93%, 10/17/35(a)		1,625	1,622,840
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class A1, (3-mo. LIBOR US + 1.26%), 6.06%, 10/19/34(a)(c)		680	664,985
Series 2021-2A, Class B, (3-mo. LIBOR US + 1.75%), 6.55%, 10/19/34(a)(c)		250	237,845
Series 2021-2A, Class D1, (3-mo. LIBOR US + 3.30%), 8.10%, 10/19/34(a)(c)		250	227,059
Birch Grove CLO Ltd.
Series 19A, Class AR, (3-mo. LIBOR US + 1.13%), 6.00%, 06/15/31(a)(c)		250	244,882
Series 19A, Class BR, (3-mo. LIBOR US + 1.75%), 6.62%, 06/15/31(a)(c)		250	242,450
Series 19A, Class CR, (3-mo. LIBOR US + 2.20%), 7.07%, 06/15/31(a)(c)		1,250	1,188,472
Series 19A, Class DR, (3-mo. LIBOR US + 3.35%), 8.22%, 06/15/31(a)(c)		2,695	2,546,701
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. LIBOR US + 1.18%), 6.00%, 10/22/30(a)(c)		6,751	6,681,587
Series 2013-2A, Class BR, (3-mo. LIBOR US + 1.60%), 6.42%, 10/22/30(a)(c)		500	482,345
Series 2015-3A, Class A1R, (3-mo. LIBOR US + 1.00%), 5.81%, 04/20/31(a)(c)		2,550	2,511,166
Series 2018-2A, Class B, (3-mo. LIBOR US + 1.70%), 6.56%, 08/15/31(a)(c)		300	289,099
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. LIBOR US + 1.50%), 6.29%, 07/15/31(a)(c)		3,970	3,814,972
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class B, (3-mo. LIBOR US + 1.70%), 6.51%, 10/20/31(a)(c)		250	239,190
Series 2018-23A, Class C, (3-mo. LIBOR US + 2.15%), 6.96%, 10/20/31(a)(c)		650	619,461
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. LIBOR US + 1.75%), 6.57%, 07/25/34(a)(c)		1,080	1,035,747
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3-mo. LIBOR US + 1.70%), 6.49%, 07/15/36(a)(c)		250	237,512
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. LIBOR US + 1.26%), 6.05%, 04/15/34(a)(c)		570	557,808

Security		Par (000)	Value

Asset-Backed Securities (continued)
Bluemountain Euro CLO DAC, Series 2021-2A, Class B1, (3-mo. EURIBOR + 1.75%), 4.04%, 10/15/35(a)(c)	EUR	3,280	$3,313,969
BlueMountain Fuji U.S. CLO III Ltd.
Series 2017-3A, Class A2, (3-mo. LIBOR US + 1.15%), 5.94%, 01/15/30(a)(c)	USD	750	726,547
Series 2017-3A, Class B, (3-mo. LIBOR US + 1.38%), 6.17%, 01/15/30(a)(c)		250	239,822
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 2.40%), 7.09%, 01/16/37(a)(c)		4,517	4,470,580
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. LIBOR US + 1.23%), 6.04%, 07/20/34(a)(c)		500	489,650
Bristol Park CLO Ltd., Series 2016-1A, Class BR, (3-mo. LIBOR US + 1.45%), 6.24%, 04/15/29(a)(c)		400	388,747
Burnham Park CLO Ltd., Series 2016-1A, Class BR, (3-mo. LIBOR US + 1.50%), 6.31%, 10/20/29(a)(c)		250	244,828
Buttermilk Park CLO Ltd.
Series 2018-1A, Class A1, (3-mo. LIBOR US + 1.10%), 5.89%, 10/15/31(a)(c)		750	739,435
Series 2018-1A, Class D, (3-mo. LIBOR US + 3.10%), 7.89%, 10/15/31(a)(c)		625	556,616
Canyon Capital CLO Ltd., Series 2019-1A, Class A1R, (3-mo. LIBOR US + 1.10%), 5.89%, 04/15/32(a)(c)		2,680	2,636,545
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. LIBOR US + 1.07%), 5.86%, 07/15/31(a)(c)		250	246,107
Series 2020-3A, Class B, (3-mo. LIBOR US + 1.70%), 6.49%, 01/15/34(a)(c)		1,610	1,546,250
Series 2020-3A, Class E, (3-mo. LIBOR US + 7.25%), 12.04%, 01/15/34(a)(c)		250	226,160
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. LIBOR US + 1.03%), 5.83%, 04/30/31(a)(c)		7,620	7,539,867
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A1AR, (3-mo. LIBOR US + 1.10%), 5.89%, 10/15/30(a)(c)		244	241,852
Series 2013-4A, Class A1RR, (3-mo. LIBOR US + 1.00%), 5.79%, 01/15/31(a)(c)		1,853	1,836,007
Series 2014-1A, Class A1R2, (3-mo. LIBOR US + 0.97%), 5.76%, 04/17/31(a)(c)		3,160	3,122,276
Series 2016-1A, Class A1R2, (3-mo. LIBOR US + 1.14%), 5.95%, 04/20/34(a)(c)		250	244,059
Carlyle U.S. CLO Ltd.
Series 2016-4A, Class A2R, (3-mo. LIBOR US + 1.45%), 6.26%, 10/20/27(a)(c)		750	737,152
Series 2017-4A, Class A1, (3-mo. LIBOR US + 1.18%), 5.97%, 01/15/30(a)(c)		4,620	4,577,940
Series 2018-1A, Class A2, (3-mo. LIBOR US + 1.50%), 6.31%, 04/20/31(a)(c)		250	243,568
Series 2018-4A, Class B, (3-mo. LIBOR US + 2.07%), 6.88%, 01/20/31(a)(c)		470	456,351
Series 2019-2A, Class A1R, (3-mo. LIBOR US + 1.12%), 5.91%, 07/15/32(a)(c)		4,000	3,936,200
Series 2021-1A, Class A1, (3-mo. LIBOR US + 1.14%), 5.93%, 04/15/34(a)(c)		250	244,008
Series 2021-6A, Class A1, (3-mo. LIBOR US + 1.16%), 5.95%, 07/15/34(a)(c)		3,590	3,508,706

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1-mo. LIBOR US + 0.63%), 5.48%, 01/25/36(c)	USD	610	$483,394
Series 2006-NC4, Class A3, (1-mo. LIBOR US + 0.16%), 5.01%, 10/25/36(c)		376	359,146
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3-mo. LIBOR US + 2.00%), 6.81%, 04/20/32(a)(c)		700	663,466
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. LIBOR US + 6.44%), 11.25%, 07/20/32(a)(c)		250	219,617
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. LIBOR US + 3.25%), 8.04%, 10/15/34(a)(c)		250	233,116
Series 2021-2A, Class E, (3-mo. LIBOR US + 6.75%), 11.54%, 10/15/34(a)(c)		250	220,091
Cascade MH Asset Trust, Series 2019-MH1,
Class A, 4.00%, 11/25/44(a)(c)		8,296	7,797,462
CBAM Ltd.
Series 2017-1A, Class A1, (3-mo. LIBOR US + 1.25%), 6.06%, 07/20/30(a)(c)		6,408	6,356,034
Series 2017-1A, Class C, (3-mo. LIBOR US + 2.40%), 7.21%, 07/20/30(a)(c)		750	729,361
Series 2018-6A, Class B1R, (3-mo. CME Term SOFR + 2.36%), 7.02%, 01/15/31(a)(c)		250	243,686
Series 2018-7A, Class A, (3-mo. LIBOR US + 1.10%), 5.91%, 07/20/31(a)(c)		250	245,851
Series 2018-7A, Class B1, (3-mo. LIBOR US + 1.60%), 6.41%, 07/20/31(a)(c)		250	242,239
Series 2019-9A, Class B2, (3-mo. LIBOR US + 1.90%), 6.69%, 02/12/30(a)(c)		500	491,665
C-BASS Trust, Series 2006-CB7, Class A4, (1-mo. LIBOR US + 0.32%), 5.17%, 10/25/36(c)		402	260,541
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. LIBOR US + 1.08%), 5.89%, 04/20/34(a)(c)		3,255	3,174,586
Series 2013-1A, Class BRR, (3-mo. LIBOR US + 1.35%), 6.16%, 04/20/34(a)(c)		3,110	2,947,722
Cedar Funding IX CLO Ltd.
Series 2018-9A, Class A1, (3-mo. LIBOR US + 0.98%), 5.79%, 04/20/31(a)(c)		940	928,289
Series 2018-9A, Class D, (3-mo. LIBOR US + 2.60%), 7.41%, 04/20/31(a)(c)		250	225,165
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. LIBOR US + 1.10%), 5.89%, 07/17/31(a)(c)		2,130	2,098,728
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3-mo. LIBOR US + 1.05%), 5.86%, 04/20/34(a)(c)		18,290	17,825,485
Cedar Funding VII CLO Ltd., Series 2018-7A,
Class A2, (3-mo. LIBOR US + 1.13%), 5.94%, 01/20/31(a)(c)		250	241,054
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3-mo. LIBOR US + 1.35%), 6.30%, 05/29/32(a)(c)		1,220	1,187,695
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class D, (3-mo. LIBOR US + 3.25%), 8.04%, 07/15/33(a)(c)		250	221,759
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 3.89%, 04/15/33(c)(d)	EUR	900	917,536

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2012-2RA, Class A2, (3-mo. LIBOR US + 1.25%), 6.06%, 01/20/28(a)(c)	USD	750	$737,774
Series 2013-1A, Class A2R, (3-mo. LIBOR US + 1.75%), 6.54%, 07/16/30(a)(c)		750	732,893
Series 2013-1A, Class CR, (3-mo. LIBOR US + 3.55%), 8.34%, 07/16/30(a)(c)		250	229,729
Series 2013-4A, Class BRR, (3-mo. LIBOR US + 1.60%), 6.42%, 04/27/31(a)(c)		500	488,002
Series 2013-4A, Class DRR, (3-mo. LIBOR US + 2.80%), 7.62%, 04/27/31(a)(c)		250	232,904
Series 2014-2RA, Class A1, (3-mo. LIBOR US + 1.05%), 5.87%, 04/24/30(a)(c)		233	231,148
Series 2014-2RA, Class B1, (3-mo. LIBOR US + 2.80%), 7.62%, 04/24/30(a)(c)		650	611,036
Series 2014-3A, Class BR2, (3-mo. LIBOR US + 1.80%), 6.62%, 10/22/31(a)(c)		700	682,705
Series 2015-1A, Class ARR, (3-mo. LIBOR US + 1.11%), 5.93%, 01/22/31(a)(c)		250	247,738
Series 2015-1A, Class BRR, (3-mo. LIBOR US + 1.45%), 6.27%, 01/22/31(a)(c)		250	243,506
Series 2015-3A, Class BR, (3-mo. LIBOR US + 1.15%), 5.95%, 04/19/29(a)(c)		1,420	1,381,445
Series 2017-1A, Class AR, (3-mo. LIBOR US + 1.01%), 5.83%, 04/23/29(a)(c)		4,935	4,890,495
Series 2017-1A, Class B, (3-mo. LIBOR US + 1.70%), 6.52%, 04/23/29(a)(c)		2,910	2,862,794
Series 2017-1A, Class C, (3-mo. LIBOR US + 2.45%), 7.27%, 04/23/29(a)(c)		250	242,979
Series 2017-5A, Class A1, (3-mo. LIBOR US + 1.18%), 5.97%, 11/16/30(a)(c)		331	328,555
Series 2017-5A, Class C, (3-mo. LIBOR US + 2.85%), 7.64%, 11/16/30(a)(c)		300	276,840
Series 2018-1A, Class A, (3-mo. LIBOR US + 1.00%), 5.80%, 04/18/31(a)(c)		6,964	6,881,576
Series 2019-5A, Class A1R1, (3-mo. LIBOR US + 1.14%), 5.93%, 01/15/35(a)(c)		400	390,171
Series 2020-1A, Class A1R, (3-mo. LIBOR US + 1.15%), 5.94%, 07/15/36(a)(c)		1,200	1,172,596
Series 2020-1A, Class BR, (3-mo. LIBOR US + 1.65%), 6.44%, 07/15/36(a)(c)		3,260	3,148,516
Series 2020-3A, Class A1R, (3-mo. LIBOR US + 1.13%), 5.94%, 10/20/34(a)(c)		7,210	7,034,856
Series 2021-4A, Class A, (3-mo. LIBOR US + 1.05%), 5.84%, 07/15/33(a)(c)		6,450	6,358,513
Series 2021-4A, Class B, (3-mo. LIBOR US + 1.58%), 6.37%, 07/15/33(a)(c)		500	485,647
Series 2021-4A, Class C, (3-mo. LIBOR US + 1.85%), 6.64%, 07/15/33(a)(c)		250	240,009
Series 2021-5A, Class A, (3-mo. LIBOR US + 1.14%), 5.93%, 07/15/34(a)(c)		1,690	1,650,878
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. LIBOR US + 0.20%), 5.05%, 05/25/37(c)		4,779	3,146,869
Series 2007-AHL2, Class A3C, (1-mo. LIBOR US + 0.27%), 5.12%, 05/25/37(c)		2,171	1,434,224
Series 2007-AHL3, Class A3B, (1-mo. LIBOR US + 0.17%), 5.02%, 07/25/45(c)		3,530	2,469,306
Clear Creek CLO
Series 2015-1A, Class AR, (3-mo. LIBOR US + 1.20%), 6.01%, 10/20/30(a)(c)		1,173	1,161,057

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Clear Creek CLO
Series 2015-1A, Class DR, (3-mo. LIBOR US + 2.95%), 7.76%, 10/20/30(a)(c)	USD	620	$578,995
Clontarf Park CLO DAC, Series 1X, Class CE, (3-mo. EURIBOR + 3.05%), 5.59%, 08/05/30(c)(d)	EUR	1,750	1,830,424
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)	USD	1,120	984,367
Series 2021-B, Class C, 2.72%, 06/25/52(a)		480	405,961
Series 2021-B, Class D, 3.78%, 06/25/52(a)		120	101,870
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	224,691
Concord Music Royalties LLC, Series 2022-1A, Class A2, 6.50%, 01/20/73(a)		8,180	8,069,341
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(c)		720	676,598
Series 1997-6, Class M1, 7.21%, 01/15/29(c)		131	122,199
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		253	227,180
Series 1998-8, Class A1, 6.28%, 09/01/30		19	18,522
Series 1998-8, Class M1, 6.98%, 09/01/30(c)		2,208	1,996,124
Series 1999-5, Class A5, 7.86%, 03/01/30(c)		820	336,991
Series 1999-5, Class A6, 7.50%, 03/01/30(c)		879	347,442
Series 2001-D, Class B1, (1-mo. LIBOR US + 2.50%), 7.18%, 11/15/32(c)		111	140,563
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		1,445	308,465
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		1,224	247,804
Series 2000-5, Class A6, 7.96%, 05/01/31		2,109	640,556
Series 2000-5, Class A7, 8.20%, 05/01/31		3,847	1,203,546
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. LIBOR US + 1.40%), 6.19%, 04/17/30(a)(c)		250	243,400
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1-mo. LIBOR US + 0.90%), 5.75%, 10/25/34(c)		370	348,625
Series 2005-16, Class 1AF, 4.52%, 04/25/36(c)		2,322	2,010,015
Series 2006-11, Class 3AV2, (1-mo. LIBOR US + 0.16%), 5.01%, 09/25/46(c)		21	20,689
Series 2006-12, Class 1A, (1-mo. LIBOR US + 0.26%), 5.11%, 12/25/36(c)		1,671	1,496,019
Series 2006-17, Class 2A2, (1-mo. LIBOR US + 0.30%), 5.15%, 03/25/47(c)		98	95,347
Series 2006-18, Class M1, (1-mo. LIBOR US + 0.45%), 5.30%, 03/25/37(c)		6,524	5,565,467
Series 2006-SPS1, Class A, (1-mo. LIBOR US + 0.22%), 5.07%, 12/25/25(c)		3	36,962
Series 2007-12, Class 1A2, (1-mo. LIBOR US + 0.84%), 5.69%, 08/25/47(c)		3,382	3,199,206
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. LIBOR US + 0.27%), 4.95%, 03/15/34(c)		233	222,864
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(c)		827	826,778
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(c)		23,901	22,936,857
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.04%, 12/25/36(b)		348	273,827
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(b)		561	532,739

Security		Par (000)	Value

Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization LLC
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(b)	USD	2,800	$167,839
Series 2007-CB6, Class A4, (1-mo. LIBOR US + 0.34%), 4.96%, 07/25/37(a)(c)		453	295,837
Crown City CLO III, Series 2021-1A, Class A1A, (3-mo. LIBOR US + 1.17%), 5.98%, 07/20/34(a)(c)		250	243,878
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 3.97%, 02/22/34(c)(d)	EUR	990	1,005,581
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3-mo. EURIBOR + 1.50%), 3.89%, 07/21/30(c)(d)		250	261,258
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.73%, 01/25/29(b)	USD	48	69,953
Series 2006-S5, Class A5, 6.16%, 06/25/35		65	82,418
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1-mo. LIBOR US + 0.30%), 4.98%, 12/15/33(a)(c)		136	134,384
Series 2006-RES, Class 5B1A, (1-mo. LIBOR US + 0.19%), 4.87%, 05/15/35(a)(c)		34	33,339
Series 2006-RES, Class 5B1B, (1-mo. LIBOR US + 0.19%), 4.87%, 05/15/35(a)(c)		45	44,092
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1-mo. LIBOR US + 0.18%), 4.86%, 05/15/35(c)		127	124,513
Series 2006-C, Class 2A, (1-mo. LIBOR US + 0.18%), 4.86%, 05/15/36(c)		765	730,412
Series 2006-H, Class 1A, (1-mo. LIBOR US + 0.15%), 4.83%, 11/15/36(c)		455	439,357
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3-mo. LIBOR US + 1.18%), 5.99%, 10/20/30(a)(c)		5,204	5,148,957
Series 2017-1A, Class B, (3-mo. LIBOR US + 1.65%), 6.46%, 10/20/30(a)(c)		500	488,163
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. LIBOR US + 1.24%), 6.03%, 07/15/36(a)(c)		1,180	1,155,942
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, (3-mo. LIBOR US + 1.22%), 6.01%, 10/15/36(a)(c)		250	243,577
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3-mo. CME Term SOFR + 1.39%), 6.05%, 04/15/37(a)(c)		510	497,256
Dryden 40 Senior Loan Fund, Series 2015-40A, Class CR, (3-mo. LIBOR US + 2.10%), 6.96%, 08/15/31(a)(c)		300	288,662
Dryden 42 Senior Loan Fund, Series 2016-42A,
Class CR, (3-mo. LIBOR US + 2.05%), 6.84%, 07/15/30(a)(c)		250	239,384
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3-mo. LIBOR US + 1.04%), 5.85%, 04/20/34(a)(c)		5,540	5,421,867
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3-mo. LIBOR US + 1.70%), 6.49%, 10/15/30(a)(c)		3,440	3,337,528
Dryden 49 Senior Loan Fund, Series 2017-49A, Class BR, (3-mo. LIBOR US + 1.60%), 6.40%, 07/18/30(a)(c)		500	485,002

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3-mo. LIBOR US + 1.65%), 6.44%, 07/15/30(a)(c)	USD	450	$436,581
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. LIBOR US + 1.12%), 5.91%, 01/15/31(a)(c)		18,720	18,518,835
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. LIBOR US + 1.60%), 6.40%, 07/18/30(a)(c)		300	291,830
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R, (3-mo. LIBOR US + 1.15%), 5.96%, 10/20/34(a)(c)		750	728,891
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. LIBOR US + 1.12%), 6.04%, 05/20/34(a)(c)		3,580	3,494,907
Series 2020-77A, Class XR, (3-mo. LIBOR US + 1.00%), 5.92%, 05/20/34(a)(c)		406	404,094
Dryden 78 CLO Ltd.
Series 2020-78A, Class B, (3-mo. LIBOR US + 1.50%), 6.29%, 04/17/33(a)(c)		500	480,079
Series 2020-78A, Class D, (3-mo. LIBOR US + 3.00%), 7.79%, 04/17/33(a)(c)		250	228,427
Dryden 83 CLO Ltd.
Series 2020-83A, Class A, (3-mo. LIBOR US + 1.22%), 6.02%, 01/18/32(a)(c)		250	246,576
Series 2020-83A, Class E, (3-mo. LIBOR US + 5.55%), 10.35%, 01/18/32(a)(c)		350	299,948
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3-mo. LIBOR US + 1.10%), 6.02%, 05/20/34(a)(c)		2,330	2,273,076
Dryden XXVI Senior Loan Fund, Series 2013- 26A, Class AR, (3-mo. LIBOR US + 0.90%), 5.69%, 04/15/29(a)(c)		1,024	1,013,866
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class A1LR, (3-mo. LIBOR US + 1.20%), 6.06%, 08/15/30(a)(c)		8,765	8,700,453
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3-mo. LIBOR US + 1.49%), 6.28%, 07/15/30(a)(c)		250	244,995
Series 2018-1A, Class C, (3-mo. LIBOR US + 2.20%), 6.99%, 10/15/30(a)(c)		3,550	3,410,898
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		3,256	3,160,497
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3-mo. LIBOR US + 1.45%), 6.26%, 10/20/33(a)(c)		250	248,358
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3-mo. LIBOR US + 1.15%), 5.96%, 04/20/34(a)(c)		3,750	3,660,838
Series 2019-2A, Class BR, (3-mo. LIBOR US + 1.65%), 6.46%, 04/20/34(a)(c)		500	484,747
Series 2019-2A, Class ER, (3-mo. LIBOR US + 6.80%), 11.61%, 04/20/34(a)(c)		1,500	1,422,587
Elmwood CLO V Ltd.
Series 2020-2A, Class BR, (3-mo. LIBOR US + 1.65%), 6.46%, 10/20/34(a)(c)		2,880	2,787,411
Series 2020-2A, Class CR, (3-mo. LIBOR US + 2.00%), 6.81%, 10/20/34(a)(c)		2,514	2,405,528
Elmwood CLO X Ltd.
Series 2021-3A, Class A, (3-mo. LIBOR US + 1.04%), 5.85%, 10/20/34(a)(c)		7,250	7,135,776

Security		Par (000)	Value

Asset-Backed Securities (continued)
Elmwood CLO X Ltd.
Series 2021-3A, Class C, (3-mo. LIBOR US + 1.95%), 6.76%, 10/20/34(a)(c)	USD	1,200	$1,158,987
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3-mo. LIBOR US + 1.15%), 5.96%, 01/20/35(a)(c)		790	768,395
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3-mo. EURIBOR + 2.35%), 4.77%, 04/24/34(a)(c)	EUR	700	716,084
Series 2013-3A, Class DRRR, (3-mo. EURIBOR + 3.25%), 5.67%, 04/24/34(a)(c)		1,585	1,552,441
Fairstone Financial Issuance Trust I, Series 2020-1A, Class B, 3.74%, 10/20/39(a)	CAD	2,743	1,978,756
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. LIBOR US + 0.71%), 5.55%, 11/25/35(c)	USD	5,428	5,251,372
Fidelity Grand Harbour CLO DAC, Series 2021-1A, Class D, (3-mo. EURIBOR + 3.60%), 5.89%, 10/15/34(a)(c)	EUR	500	474,444
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1-mo. LIBOR US + 1.05%), 5.90%, 10/25/34(c)	USD	1,000	902,260
Series 2006-FF13, Class A1, (1-mo. LIBOR US + 0.24%), 5.09%, 10/25/36(c)		2,041	1,350,229
Series 2006-FF13, Class A2C, (1-mo. LIBOR US + 0.32%), 5.17%, 10/25/36(c)		1,197	794,499
Series 2006-FF16, Class 2A3, (1-mo. LIBOR US + 0.28%), 5.13%, 12/25/36(c)		10,011	4,173,971
Series 2006-FF17, Class A5, (1-mo. LIBOR US + 0.15%), 5.00%, 12/25/36(c)		9,994	9,042,430
Series 2006-FFH1, Class M2, (1-mo. LIBOR US + 0.60%), 5.45%, 01/25/36(c)		2,792	2,363,725
FirstKey Homes Trust, Series 2020-SFR1, Class F1, 3.64%, 08/17/37(a)		2,690	2,484,979
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 5.87%, 04/17/31(a)(c)		1,230	1,214,232
Flatiron CLO 19 Ltd., Series 2019-1A, Class DR, (3-mo. LIBOR US + 3.00%), 7.87%, 11/16/34(a)(c)		250	233,168
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, (3-mo. LIBOR US + 1.11%), 5.91%, 07/19/34(a)(c)		13,960	13,648,601
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(a)		4,478	4,120,019
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. LIBOR US + 0.28%), 5.13%, 02/25/37(c)		2,107	1,610,846
FS Rialto Issuer Ltd.
Series 2021-FL3, Class A, (1-mo. LIBOR US + 1.25%), 5.98%, 11/16/36(a)(c)		4,032	3,959,131
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 6.46%, 01/19/39(a)(c)		18,101	17,740,218
Series 2022-FL5, Class A, (1-mo. CME Term SOFR + 2.30%), 7.00%, 06/19/37(a)(c)		4,435	4,397,277
Series 2022-FL6, Class A, (1-mo. CME Term SOFR + 2.58%), 7.27%, 08/17/37(a)(c)		10,459	10,364,596
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3-mo. LIBOR US + 1.40%), 6.22%, 07/24/30(a)(c)		250	242,205

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. LIBOR US + 0.97%), 5.76%, 10/15/30(a)(c)	USD	1,332	$1,316,455
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3-mo. LIBOR US + 1.10%), 5.89%, 07/15/31(a)(c)		1,220	1,200,946
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3-mo. LIBOR US + 1.20%), 5.99%, 04/16/34(a)(c)		4,180	4,083,445
Generate CLO 2 Ltd., Series 2A, Class AR, (3- mo. LIBOR US + 1.15%), 5.97%, 01/22/31(a)(c)		250	246,929
Generate CLO 3 Ltd., Series 3A, Class BR, (3- mo. LIBOR US + 1.75%), 6.56%, 10/20/29(a)(c)		3,380	3,337,530
Generate CLO 4 Ltd.
Series 4A, Class A1R, (3-mo. LIBOR US + 1.09%), 5.90%, 04/20/32(a)(c)		8,250	8,147,426
Series 4A, Class BR, (3-mo. LIBOR US + 1.55%), 6.36%, 04/20/32(a)(c)		3,000	2,901,878
Generate CLO 7 Ltd.
Series 7A, Class A1, (3-mo. LIBOR US + 1.37%), 6.19%, 01/22/33(a)(c)		250	245,208
Series 7A, Class C, (3-mo. LIBOR US + 2.75%), 7.57%, 01/22/33(a)(c)		500	480,590
Gilbert Park CLO Ltd.
Series 2017-1A, Class A, (3-mo. LIBOR US + 1.19%), 5.98%, 10/15/30(a)(c)		500	495,234
Series 2017-1A, Class B, (3-mo. LIBOR US + 1.60%), 6.39%, 10/15/30(a)(c)		250	242,901
Series 2017-1A, Class C, (3-mo. LIBOR US + 1.95%), 6.74%, 10/15/30(a)(c)		3,360	3,246,108
Series 2017-1A, Class D, (3-mo. LIBOR US + 2.95%), 7.74%, 10/15/30(a)(c)		2,652	2,417,622
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3-mo. LIBOR US + 1.02%), 5.83%, 04/20/34(a)(c)		450	439,906
Series 2021-11A, Class A, (3-mo. LIBOR US + 1.13%), 5.94%, 10/20/34(a)(c)		5,520	5,385,552
Series 2021-11A, Class E, (3-mo. LIBOR US + 5.35%), 10.16%, 10/20/34(a)(c)		250	224,881
Series 2021-9A, Class E, (3-mo. LIBOR US + 4.75%), 9.56%, 01/20/33(a)(c)		250	207,759
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3-mo. LIBOR US + 1.55%), 6.36%, 04/20/30(a)(c)		500	489,731
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3-mo. LIBOR US + 1.11%), 5.91%, 10/29/29(a)(c)		1,478	1,468,642
Series 2014-9A, Class BR2, (3-mo. LIBOR US + 1.60%), 6.40%, 10/29/29(a)(c)		1,000	983,584
GoldenTree Loan Opportunities X Ltd.
Series 2015-10A, Class AR, (3-mo. LIBOR US + 1.12%), 5.93%, 07/20/31(a)(c)		4,688	4,636,767
Series 2015-10A, Class DR, (3-mo. LIBOR US + 3.05%), 7.86%, 07/20/31(a)(c)		500	473,154
GoldenTree Loan Opportunities XI Ltd.,
Series 2015-11A, Class AR2, (3-mo. LIBOR US + 1.07%), 5.87%, 01/18/31(a)(c)		3,749	3,712,071
Goldman Home Improvement Trust, Series 2022- GRN2, Class A, 6.80%, 10/25/52(a)		3,853	3,846,351
Golub Capital Partners CLO Ltd., Series 2021- 55A, Class A, (3-mo. LIBOR US + 1.20%), 6.01%, 07/20/34(a)(c)		430	419,640

Security		Par (000)	Value

Asset-Backed Securities (continued)
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)	. USD	5,228	$4,981,745
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		4,737	4,626,211
Gracie Point International Funding
Series 2021-1A, Class B, (1-mo. LIBOR US + 1.40%), 6.06%, 11/01/23(a)(c)		710	709,357
Series 2021-1A, Class C, (1-mo. LIBOR US + 2.40%), 7.06%, 11/01/23(a)(c)		940	938,705
Series 2022-2A, Class A, (SOFR (30-day) + 2.75%), 7.37%, 07/01/24(a)(c)		9,317	9,319,762
Series 2022-2A, Class B, (SOFR (30-day) + 3.35%), 7.97%, 07/01/24(a)(c)		3,708	3,709,035
Series 2022-3A, Class A, (SOFR (30-day) + 3.25%), 7.77%, 11/01/24(a)(c)		5,550	5,558,695
GreenPoint Manufactured Housing
Series 1999-5, Class M1B, 8.29%, 12/15/29(c)	.	357	354,395
Series 1999-5, Class M2, 9.23%, 12/15/29(c)		806	702,509
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1-mo. CME Term SOFR + 1.13%), 5.96%, 07/15/39(a)(c)		1,368	1,330,408
Grippen Park CLO Ltd.
Series 2017-1A, Class A, (3-mo. LIBOR US + 1.26%), 6.07%, 01/20/30(a)(c)		942	936,717
Series 2017-1A, Class D, (3-mo. LIBOR US + 3.30%), 8.11%, 01/20/30(a)(c)		250	235,136
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. LIBOR US + 0.70%), 5.55%, 12/25/35(c)		836	345,057
Series 2006-4, Class 1A1, 3.60%, 03/25/36(c)		1,656	1,152,964
Series 2006-5, Class 2A1, (1-mo. LIBOR US + 0.14%), 4.99%, 03/25/36(c)		11	4,096
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		456	90,912
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. LIBOR US + 0.40%), 5.25%, 01/25/47(c)		764	382,901
Series 2007-HS1, Class M6, (1-mo. LIBOR US + 3.38%), 8.22%, 02/25/47(c)		1,300	1,207,361
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (3-mo. LIBOR US + 2.10%), 6.90%, 07/28/31(a)(c)		250	244,478
Gulf Stream Meridian 1 Ltd.
Series 2020-IA, Class A1, (3-mo. LIBOR US + 1.37%), 6.16%, 04/15/33(a)(c)		6,320	6,216,539
Series 2020-IA, Class B, (3-mo. LIBOR US + 2.00%), 6.79%, 04/15/33(a)(c)		250	239,663
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, (3-mo. LIBOR US + 1.32%), 6.11%, 04/15/34(a)(c)		300	293,738
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3-mo. LIBOR US + 1.20%), 5.99%, 07/15/34(a)(c)		12,060	11,822,306
Series 2021-4A, Class A2, (3-mo. LIBOR US + 1.85%), 6.64%, 07/15/34(a)(c)		1,750	1,704,349
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3-mo. LIBOR US + 1.80%), 6.59%, 07/15/34(a)(c)		470	457,514
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.99%, 07/15/35(a)(c)		1,950	1,896,400
Henley CLO IV DAC
Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 5.45%, 04/25/34(a)(c)	EUR	750	715,517

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Henley CLO IV DAC
Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 3.80%, 04/25/34(c)(d)	EUR	540	$545,234
Highbridge Loan Management Ltd.
Series 12A-18, Class A1B, (3-mo. LIBOR US + 1.25%), 6.05%, 07/18/31(a)(c)	USD	750	732,115
Series 3A-2014, Class A1R, (3-mo. LIBOR US + 1.18%), 5.98%, 07/18/29(a)(c)		2,753	2,734,451
Series 7A-2015, Class BR, (3-mo. LIBOR US + 1.18%), 6.04%, 03/15/27(a)(c)		750	749,317
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)		7,212	6,764,277
Home Equity Asset Trust
Series 2006-3, Class M2, (1-mo. LIBOR US + 0.60%), 5.45%, 07/25/36(c)		2,440	2,157,047
Series 2007-1, Class 2A3, (1-mo. LIBOR US + 0.30%), 5.15%, 05/25/37(c)		1,864	1,414,939
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-A, Class M2, (1-mo. LIBOR US + 2.03%), 4.07%, 07/25/34(c)		324	309,408
Series 2007-A, Class 2A2, (1-mo. LIBOR US + 0.19%), 5.04%, 04/25/37(c)		1,527	986,163
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(b)		1,720	196,398
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,796	7,628,050
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3-mo. LIBOR US + 1.14%), 5.95%, 04/20/34(a)(c)		5,620	5,492,183
Series 6A-2015, Class A1R, (3-mo. LIBOR US + 1.00%), 5.81%, 02/05/31(a)(c)		11,313	11,217,044
Series 9A-2016, Class A1BR, (3-mo. LIBOR US + 1.40%), 6.20%, 07/19/30(a)(c)		300	291,402
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3-mo. LIBOR US + 1.14%), 5.94%, 10/19/28(a)(c)		3,380	3,354,392
Invesco Euro CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.80%), 6.09%, 01/15/34(c)(d)	EUR	350	342,685
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3-mo. LIBOR US + 1.80%), 6.62%, 07/25/34(a)(c)	USD	250	239,655
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW1, Class M1, (1-mo. LIBOR US + 0.41%), 5.25%, 05/25/36(c)		842	811,544
Kapitus Asset Securitization LLC, Series 2022-1A, Class A, 3.38%, 07/10/28(a)		7,928	7,448,373
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. LIBOR US + 1.70%), 6.57%, 09/15/29(a)(c)		360	353,392
LCM 26 Ltd., Series 26A, Class A1, (3-mo. LIBOR US + 1.07%), 5.88%, 01/20/31(a)(c)		8,120	8,005,923
LCM 29 Ltd., Series 29A, Class AR, (3-mo.
LIBOR US + 1.07%), 5.86%, 04/15/31(a)(c)		850	834,161
LCM XIV LP, Series 14A, Class AR, (3-mo. LIBOR US + 1.04%), 5.85%, 07/20/31(a)(c)		500	490,854
LCM XVII LP, Series 17A, Class A1AR, (3-mo. LIBOR US + 1.13%), 5.92%, 10/15/31(a)(c)		350	344,713
LCM XX LP
Series 20A, Class AR, (3-mo. LIBOR US + 1.04%), 5.85%, 10/20/27(a)(c)		865	861,526
Series 20A, Class BR, (3-mo. LIBOR US + 1.55%), 6.36%, 10/20/27(a)(c)		610	602,917

Security		Par (000)	Value

Asset-Backed Securities (continued)
LCM XXI LP
Series 21A, Class AR, (3-mo. LIBOR US + 0.88%), 5.69%, 04/20/28(a)(c)	USD	586	$584,827
Series 21A, Class BR, (3-mo. LIBOR US + 1.40%), 6.21%, 04/20/28(a)(c)		250	247,404
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		4,116	3,836,533
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(e)		1,930	238,323
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		2,150	1,675,951
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(c)		2,046	2,023,891
Series 2002-A, Class C, 0.00%, 06/15/33		222	202,435
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo. LIBOR US + 0.09%), 4.94%, 06/25/37(a)(c)		315	218,362
LendingPoint Pass-Through Trust
Series 2022-ST1, Class A, 2.50%, 03/15/28(a)		559	533,869
Series 2022-ST2, Class A, 3.25%, 04/15/28(a)		838	805,019
Lendmark Funding Trust
Series 2021-2A, Class C, 3.09%, 04/20/32(a)		1,000	815,272
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	557,530
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		8,420	8,281,661
LoanCore Issuer Ltd., Series 2022-CRE7,
Class A, (1-mo. SOFR + 1.55%), 6.11%, 01/17/37(a)(c)		2,712	2,623,508
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		5,246	4,321,387
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		5,142	4,057,137
Logan CLO I Ltd., Series 2021-1A, Class A, (3-mo. LIBOR US + 1.16%), 5.97%, 07/20/34(a)(c)		4,510	4,404,456
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1-mo. LIBOR US + 0.30%), 5.15%, 06/25/36(c)		3,076	1,443,445
Series 2006-7, Class 2A3, (1-mo. LIBOR US + 0.32%), 5.17%, 08/25/36(c)		8,361	3,463,463
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. LIBOR US + 1.38%), 6.17%, 01/17/30(a)(c)		430	413,360
Longfellow Place CLO Ltd., Series 2013-1A, Class BR3, (3-mo. LIBOR US + 1.75%), 6.54%, 04/15/29(a)(c)		500	496,254
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1-mo. LIBOR US + 3.25%), 8.10%, 03/25/32(c)		271	270,330
Madison Park Euro Funding XVI DAC, Series 16A, Class D, (3-mo. EURIBOR + 3.20%), 5.49%, 05/25/34(a)(c)	EUR	1,000	953,798
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3-mo. LIBOR US + 0.90%), 5.72%, 07/23/29(a)(c)	USD	5,093	5,036,403
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3-mo. LIBOR US + 0.95%), 5.75%, 04/19/30(a)(c)		6,587	6,541,627
Series 2014-13A, Class BR2, (3-mo. LIBOR US + 1.50%), 6.30%, 04/19/30(a)(c)		5,140	5,059,663
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3-mo. LIBOR US + 0.92%), 5.74%, 01/22/28(a)(c)		6,149	6,103,040

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A2R2, (3-mo. LIBOR US + 1.50%), 6.32%, 01/22/28(a)(c)	USD	1,000	$981,254
Madison Park Funding XLI Ltd.
Series 12A, Class AR, (3-mo. LIBOR US + 0.83%), 5.65%, 04/22/27(a)(c)		955	947,779
Series 12A, Class CR, (3-mo. LIBOR US + 1.65%), 6.47%, 04/22/27(a)(c)		2,381	2,306,973
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3-mo. LIBOR US + 6.25%), 11.05%, 10/19/34(a)(c)		250	237,317
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3-mo. LIBOR US + 1.12%), 5.91%, 07/15/34(a)(c)		4,660	4,548,588
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class C, (3-mo. LIBOR US + 2.00%), 6.80%, 04/19/33(a)(c)		1,808	1,750,421
Madison Park Funding XVII Ltd., Series 2015-17A, Class CR2, (3-mo. LIBOR US + 1.90%), 6.72%, 07/21/30(a)(c)		3,164	3,043,883
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3-mo. LIBOR US + 0.94%), 5.76%, 10/21/30(a)(c)		14,913	14,725,484
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, (3-mo. LIBOR US + 1.26%), 6.05%, 01/15/33(a)(c)		3,000	2,951,293
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class AR, (3-mo. LIBOR US + 0.97%), 5.79%, 07/27/31(a)(c)		741	733,238
Series 2017-23A, Class BR, (3-mo. LIBOR US + 1.55%), 6.37%, 07/27/31(a)(c)		500	489,299
Series 2017-23A, Class CR, (3-mo. LIBOR US + 2.00%), 6.82%, 07/27/31(a)(c)		900	862,388
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.65%, 10/20/29(a)(c)		510	503,962
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3-mo. LIBOR US + 1.65%), 6.47%, 04/25/29(a)(c)		1,430	1,397,109
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3-mo. LIBOR US + 1.20%), 6.00%, 07/29/30(a)(c)		11,330	11,255,303
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (3-mo. LIBOR US + 1.03%), 5.84%, 04/20/30(a)(c)		500	495,175
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3-mo. LIBOR US + 1.70%), 6.52%, 01/23/31(a)(c)		500	487,595
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 5.95%, 10/15/32(a)(c)		1,560	1,546,104
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class AR, (3-mo. LIBOR US + 1.12%), 5.94%, 04/25/32(a)(c)		250	246,262
Series 2019-34A, Class DR, (3-mo. LIBOR US + 3.35%), 8.17%, 04/25/32(a)(c)		250	240,820
Madison Park Funding XXXV Ltd., Series 2019-35A, Class A1R, (3-mo. LIBOR US + 0.99%), 5.80%, 04/20/32(a)(c)		3,220	3,160,267
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, (3-mo. LIBOR US + 1.07%), 5.86%, 07/15/33(a)(c)		2,110	2,075,620

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. LIBOR US + 1.12%), 5.91%, 07/17/34(a)(c)	USD	5,010	$4,888,685
Man GLG Euro CLO, Series 6A, Class DR, (3-mo. EURIBOR + 3.50%), 5.79%, 10/15/32(a)(c)	EUR	1,680	1,648,325
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3-mo. LIBOR US + 1.18%), 5.98%, 12/18/30(a)(c)	USD	2,000	1,974,777
Marble Point CLO XXII Ltd., Series 2021-2A, Class B, (3-mo. LIBOR US + 1.85%), 6.67%, 07/25/34(a)(c)		250	236,250
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. LIBOR US + 3.65%), 8.47%, 01/22/35(a)(c)		250	229,589
Mariner CLO LLC
Series 2016-3A, Class AR2, (3-mo. LIBOR US + 0.99%), 5.81%, 07/23/29(a)(c)		1,183	1,174,203
Series 2016-3A, Class BR2, (3-mo. LIBOR US + 1.50%), 6.32%, 07/23/29(a)(c)		1,978	1,943,693
Series 2016-3A, Class CR2, (3-mo. LIBOR US + 2.05%), 6.87%, 07/23/29(a)(c)		5,162	4,950,627
Series 2016-3A, Class DR2, (3-mo. LIBOR US + 2.90%), 7.72%, 07/23/29(a)(c)		500	456,175
Mariner Finance Issuance Trust
Series 2019-AA, Class B, 3.51%, 07/20/32(a)		2,420	2,348,254
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		2,150	2,069,975
Series 2020-AA, Class B, 3.21%, 08/21/34(a)		1,630	1,484,643
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,386,451
Series 2020-AA, Class D, 5.75%, 08/21/34(a)		2,030	1,778,357
Series 2021-BA, Class D, 3.42%, 11/20/36(a)		570	454,776
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	970,924
Series 2022-AA, Class A, 6.45%, 10/20/37(a)		8,146	8,227,875
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1-mo. LIBOR US + 0.52%), 5.37%, 06/25/36(a)(c)		1,083	945,223
Series 2007-HE1, Class A4, (1-mo. LIBOR US + 0.28%), 5.13%, 05/25/37(c)		1,318	1,008,507
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. LIBOR US + 0.26%), 5.11%, 06/25/46(a)(c)		261	245,602
Mercury Financial Credit Card Master Trust,
Series 2022-1A, Class A, 2.50%, 09/21/26(a)		18,528	17,387,068
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1-mo. LIBOR US + 0.48%), 5.33%, 05/25/37(c)		1,505	1,123,832
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1-mo. LIBOR US + 0.26%), 5.11%, 08/25/37(c)		392	309,478
Series 2006-RM3, Class A2B, (1-mo. LIBOR US + 0.18%), 5.03%, 06/25/37(c)		854	175,038
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 7.39%, 09/17/37(a)(c)		3,390	3,357,658
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 6.91%, 06/19/37(a)(c)		4,653	4,604,800
MF1 Ltd., Series 2021-FL7, Class A, (1-mo. LIBOR US + 1.08%), 5.84%, 10/16/36(a)(c)		850	823,225
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3-mo. LIBOR US + 0.97%), 5.79%, 04/21/31(a)(c)		1,987	1,968,214
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		4,599	4,190,799

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1-mo. LIBOR US + 0.60%), 5.45%, 12/25/34(c)	USD	820	$707,829
Series 2005-HE5, Class M4, (1-mo. LIBOR US + 0.87%), 5.72%, 09/25/35(c)		2,746	2,215,214
Series 2007-SEA1, Class 2A1, (1-mo. LIBOR US + 1.90%), 6.75%, 02/25/47(a)(c)		584	544,971
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1-mo. LIBOR US + 0.32%), 5.17%, 04/25/36(c)		1,465	1,026,152
Morgan Stanley Mortgage Loan Trust, Series 2006-16AX, Class 1A, (1-mo. LIBOR US + 0.34%), 5.19%, 11/25/36(c)		3,695	670,032
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,729	1,610,249
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		563	500,704
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		839	731,357
Series 2022-2A, Class A, 4.38%, 01/21/53(a)		1,877	1,785,979
Series 2022-3A, Class A, 6.10%, 06/20/53(a)		1,599	1,659,071
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		5,577	5,482,343
MP CLO III Ltd., Series 2013-1A, Class AR, (3- mo. LIBOR US + 1.25%), 6.06%, 10/20/30(a)(c)		2,759	2,731,847
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3-mo. LIBOR US + 1.60%), 6.40%, 10/18/28(a)(c)		750	732,431
Myers Park CLO Ltd.
Series 2018-1A, Class B1, (3-mo. LIBOR US + 1.60%), 6.41%, 10/20/30(a)(c)		250	243,199
Series 2018-1A, Class C, (3-mo. LIBOR US + 2.05%), 6.86%, 10/20/30(a)(c)		250	239,316
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. LIBOR US + 0.41%), 5.26%, 04/25/37(c)		3,320	2,957,874
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(a)		6,000	5,574,841
Series 2020-A, Class A2B, (1-mo. LIBOR US + 0.90%), 5.58%, 11/15/68(a)(c)		1,733	1,695,968
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)	.	180	171,286
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,150,840
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		1,700	1,588,371
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		4,380	3,917,422
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		1,400	1,270,686
Nelnet Student Loan Trust
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	18,731,843
Series 2021-A, Class C, 3.75%, 04/20/62(a)		1,706	1,449,023
Series 2021-A, Class D, 4.93%, 04/20/62(a)		2,323	1,976,651
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		13,069	10,739,508
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		836	698,696
Series 2021-BA, Class D, 4.75%, 04/20/62(a)(e)		1,499	1,291,988
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		12,397	10,001,247
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	536,796
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	810,200
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		6,556	5,481,033
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	266,379
Neuberger Berman CLO XIV Ltd., Series 2013- 14A, Class AR2, (3-mo. LIBOR US + 1.03%), 5.83%, 01/28/30(a)(c)		959	950,174
Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class BR2, (3-mo. LIBOR US + 1.50%), 6.32%, 04/22/29(a)(c)		1,500	1,466,922

Security		Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class CR2, (3-mo. LIBOR US + 2.00%), 6.82%, 04/22/29(a)(c)	USD	1,900	$1,830,565
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class AR, (3-mo. LIBOR US + 1.04%), 5.83%, 04/15/34(a)(c)		2,690	2,619,275
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3-mo. LIBOR US + 1.16%), 5.95%, 07/15/34(a)(c)		1,000	975,014
Series 2015-20A, Class BRR, (3-mo. LIBOR US + 1.65%), 6.44%, 07/15/34(a)(c)		750	723,480
Neuberger Berman CLO XXII Ltd.
Series 2016-22A, Class BR, (3-mo. LIBOR US + 1.65%), 6.44%, 10/17/30(a)(c)		250	244,624
Series 2016-22A, Class CR, (3-mo. LIBOR US + 2.20%), 6.99%, 10/17/30(a)(c)		250	241,044
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, (3-mo. LIBOR US + 1.35%), 6.15%, 10/18/29(a)(c)		250	242,764
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class AR, (3-mo. LIBOR US + 0.92%), 5.72%, 10/18/30(a)(c)		6,750	6,683,215
Series 2017-26A, Class BR, (3-mo. LIBOR US + 1.40%), 6.20%, 10/18/30(a)(c)		250	243,619
Neuberger Berman Loan Advisers CLO 29 Ltd.
Series 2018-29A, Class A1, (3-mo. LIBOR US + 1.13%), 5.93%, 10/19/31(a)(c)		500	493,716
Series 2018-29A, Class B1, (3-mo. LIBOR US + 1.70%), 6.50%, 10/19/31(a)(c)		250	244,608
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.39%, 01/20/35(a)(c)		500	486,271
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3-mo. LIBOR US + 1.45%), 6.26%, 07/20/31(a)(c)		1,000	974,526
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class E, (3-mo. LIBOR US + 7.20%), 12.01%, 01/20/32(a)(c)		250	236,828
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3-mo. LIBOR US + 1.10%), 5.89%, 07/16/35(a)(c)		3,940	3,842,748
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1-mo. LIBOR US + 0.68%), 5.52%, 12/25/35(c)		2,173	1,645,772
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.03%, 12/21/29(a)(c)		237	235,400
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. LIBOR US + 0.40%), 5.25%, 10/25/36(a)(c)		74	82,157
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3-mo.
EURIBOR + 1.90%), 4.29%, 01/21/35(a)(c)	EUR	400	409,554
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(c)	USD	528	239,437
Series 2001-D, Class A4, 6.93%, 09/15/31(c)		335	182,797
Series 2002-B, Class M1, 7.62%, 06/15/32(c)		4,573	4,434,243
Ocean Trails CLO X, Series 2020-10A, Class BR, (3-mo. LIBOR US + 1.80%), 6.59%, 10/15/34(a)(c)		250	237,018

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2013-4A, Class A2RR, (3-mo. LIBOR US + 1.45%), 6.27%, 04/24/29(a)(c)	USD	2,500	$2,459,541
Series 2013-4A, Class BRR, (3-mo. LIBOR US + 1.90%), 6.72%, 04/24/29(a)(c)		4,618	4,498,719
Series 2013-4A, Class CRR, (3-mo. LIBOR US + 3.00%), 7.82%, 04/24/29(a)(c)		3,000	2,880,820
Series 2014-5A, Class A1R, (3-mo. LIBOR US + 1.08%), 5.90%, 04/26/31(a)(c)		660	652,256
Series 2014-5A, Class A2R, (3-mo. LIBOR US + 1.40%), 6.22%, 04/26/31(a)(c)		1,070	1,024,829
Series 2014-7A, Class A1RR, (3-mo. LIBOR US + 1.12%), 5.93%, 07/20/29(a)(c)		402	398,395
Series 2014-7A, Class A2RR, (3-mo. LIBOR US + 1.65%), 6.46%, 07/20/29(a)(c)		1,250	1,217,770
Series 2015-9A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 6.38%, 01/15/33(a)(c)		250	238,687
Series 2017-14A, Class B, (3-mo. LIBOR US + 1.95%), 6.87%, 11/20/30(a)(c)		500	475,853
Series 2019-16A, Class AR, (3-mo. LIBOR US + 1.00%), 5.81%, 04/10/33(a)(c)		1,480	1,453,702
Series 2020-18A, Class AR, (3-mo. LIBOR US + 1.09%), 5.90%, 07/20/32(a)(c)		2,080	2,048,905
Series 2020-19A, Class BR, (3-mo. LIBOR US + 1.70%), 6.51%, 10/20/34(a)(c)		500	479,363
Series 2021-22A, Class A, (3-mo. LIBOR US + 1.18%), 5.99%, 12/02/34(a)(c)		2,010	1,951,777
OCP Euro CLO DAC
Series 2017-2X, Class B, (3-mo. EURIBOR + 1.35%), 3.64%, 01/15/32(c)(d)	EUR	1,130	1,174,320
Series 2019-3A, Class CR, (3-mo. EURIBOR + 2.30%), 4.64%, 04/20/33(a)(c)		250	250,883
Series 2019-3A, Class DR, (3-mo. EURIBOR + 3.30%), 5.64%, 04/20/33(a)(c)		250	242,905
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. LIBOR US + 1.65%), 6.44%, 10/15/34(a)(c)	USD	250	237,432
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. LIBOR US + 0.96%), 5.75%, 04/16/31(a)(c)		7,300	7,204,029
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3-mo. LIBOR US + 1.19%), 6.00%, 01/20/31(a)(c)		500	494,655
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. LIBOR US + 0.97%), 5.76%, 04/15/31(a)(c)		250	247,023
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3-mo. LIBOR US + 1.58%), 6.40%, 07/25/30(a)(c)		750	728,153
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class B, (3-mo. LIBOR US + 1.65%), 6.46%, 10/20/30(a)(c)		350	341,015
Octagon Investment Partners 43 Ltd., Series 2019-1A, Class A2, (3-mo. LIBOR US + 1.65%), 6.47%, 10/25/32(a)(c)		250	241,300
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3-mo. LIBOR US + 1.65%), 6.44%, 07/15/36(a)(c)		3,290	3,124,774
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. LIBOR US + 1.35%), 6.15%, 07/19/30(a)(c)		1,430	1,412,312

Security		Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3-mo. LIBOR US + 1.02%), 5.81%, 07/17/30(a)(c)	USD	3,580	$3,534,056
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3-mo. LIBOR US + 1.00%), 5.82%, 01/25/31(a)(c)		8,490	8,405,101
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, (3-mo. LIBOR US + 1.70%), 6.62%, 11/18/31(a)(c)		250	241,975
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3-mo. LIBOR US + 1.15%), 5.97%, 04/21/34(a)(c)		14,440	14,149,207
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class AR, (3-mo. LIBOR US + 1.14%), 5.95%, 07/02/35(a)(c)		3,475	3,396,319
Series 2019-3A, Class BR, (3-mo. LIBOR US + 1.65%), 6.46%, 07/02/35(a)(c)		2,989	2,896,814
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3-mo. LIBOR US + 1.15%), 5.97%, 10/22/36(a)(c)		1,000	974,369
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3-mo. LIBOR US + 1.14%), 5.95%, 07/20/34(a)(c)		850	832,131
OHA Credit Partners VII Ltd., Series 2012-7A, Class CR3, (3-mo. LIBOR US + 1.80%), 6.72%, 02/20/34(a)(c)		4,520	4,303,578
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. LIBOR US + 1.04%), 5.96%, 05/23/31(a)(c)		6,219	6,153,895
Series 2015-1A, Class AR3, (3-mo. LIBOR US + 1.15%), 5.95%, 01/19/37(a)(c)		5,400	5,262,166
Series 2016-1A, Class B1R, (3-mo. LIBOR US + 1.60%), 6.41%, 01/20/33(a)(c)		250	242,921
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		15,811	14,516,345
Series 2020-1A, Class A, 3.84%, 05/14/32(a)		3,692	3,666,506
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,281,008
Series 2020-2A, Class D, 3.45%, 09/14/35(a)		6,620	5,663,100
Series 2021-1A, Class A2, (SOFR (30-day) + 0.76%), 5.32%, 06/16/36(a)(c)		1,958	1,890,393
Series 2022-2A, Class A, 4.89%, 10/14/34(a)		9,051	8,894,825
Series 2022-2A, Class B, 5.24%, 10/14/34(a)		7,855	7,678,395
Series 2022-3A, Class A, 5.94%, 05/15/34(a)		16,896	16,932,196
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 05/08/31(a)		1,070	934,661
Series 2021-C, Class A, 2.18%, 10/08/31(a)		11,125	10,016,800
Series 2021-C, Class B, 2.67%, 10/08/31(a)		3,040	2,676,725
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. LIBOR US + 0.74%), 5.58%, 11/25/35(c)		4,030	3,133,736
Series 2007-CP1, Class 2A3, (1-mo. LIBOR US + 0.21%), 5.06%, 03/25/37(c)		2,360	1,825,764
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		1,908	1,549,823
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		4,876	4,090,957
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(b)		2,445	2,141,785
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(c)		1,008	918,741
Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 5.88%, 10/15/37(a)(c)		664	649,076

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Ownit Mortgage Loan Trust Series,
Series 2006-2, Class A2C, 6.50%, 01/25/37(b)	USD	1,715	$1,482,822
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3-mo. LIBOR US + 1.25%), 6.07%, 10/22/30(a)(c)		12,432	12,330,937
Series 2013-4A, Class A2R, (3-mo. LIBOR US + 1.70%), 6.52%, 10/22/30(a)(c)		2,120	2,074,847
OZLM VIII Ltd., Series 2014-8A, Class BR3, (3-mo. LIBOR US + 2.10%), 6.89%, 10/17/29(a)(c) .		1,160	1,128,788
OZLM XVIII Ltd., Series 2018-18A, Class A, (3-mo. LIBOR US + 1.02%), 5.85%, 04/15/31(a)(c) .		3,120	3,074,384
OZLM XX Ltd., Series 2018-20A, Class A2, (3-mo. LIBOR US + 1.65%), 6.46%, 04/20/31(a)(c) .		850	817,981
OZLM XXI Ltd., Series 2017-21A, Class B, (3-mo. LIBOR US + 1.90%), 6.71%, 01/20/31(a)(c)		930	881,470
OZLM XXII Ltd., Series 2018-22A, Class A1, (3-mo. LIBOR US + 1.07%), 5.86%, 01/17/31(a)(c) .		999	987,778
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3-mo. LIBOR US + 1.70%), 6.51%, 07/20/32(a)(c)		750	715,699
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3-mo. LIBOR US + 1.00%), 5.79%, 10/17/31(a)(c)		3,390	3,347,664
Series 2014-1A, Class A1R2, (3-mo. LIBOR US + 1.13%), 5.92%, 01/17/31(a)(c)		4,548	4,513,233
Series 2015-1A, Class A2R4, (3-mo. LIBOR US + 1.70%), 6.62%, 05/21/34(a)(c)		1,250	1,204,561
Series 2015-2A, Class A2R2, (3-mo. LIBOR US + 1.55%), 6.36%, 07/20/30(a)(c)		2,500	2,439,543
Series 2015-2A, Class CR2, (3-mo. LIBOR US + 2.75%), 7.56%, 07/20/30(a)(c)		1,000	926,543
Series 2018-1A, Class A1, (3-mo. LIBOR US + 1.03%), 5.83%, 04/18/31(a)(c)		4,860	4,804,711
Series 2018-2A, Class A1A, (3-mo. LIBOR US + 1.10%), 5.89%, 07/16/31(a)(c)		4,820	4,759,633
Series 2018-2A, Class A1B, (3-mo. LIBOR US + 1.35%), 6.14%, 07/16/31(a)(c)		250	241,398
Series 2018-2A, Class A2, (3-mo. LIBOR US + 1.65%), 6.44%, 07/16/31(a)(c)		1,500	1,465,878
Series 2018-2A, Class D, (3-mo. LIBOR US + 5.60%), 10.43%, 07/16/31(a)(c)		250	224,095
Series 2020-3A, Class A1AR, (3-mo. LIBOR US + 1.08%), 5.94%, 11/15/31(a)(c)		1,020	1,004,192
Series 2021-1A, Class A2, (3-mo. LIBOR US + 1.40%), 6.21%, 04/20/34(a)(c)		250	240,795
Series 2021-3A, Class A1, (3-mo. LIBOR US + 1.15%), 5.94%, 01/15/35(a)(c)		360	350,007
Palmer Square Loan Funding Ltd.
Series 2020-1A, Class A2, (3-mo. LIBOR US + 1.35%), 6.03%, 02/20/28(a)(c)		4,860	4,780,020
Series 2020-1A, Class C, (3-mo. LIBOR US + 2.50%), 7.18%, 02/20/28(a)(c)		375	364,590
Series 2020-1A, Class D, (3-mo. LIBOR US + 4.85%), 9.53%, 02/20/28(a)(c)		400	383,952
Series 2020-4A, Class A2, (3-mo. LIBOR US + 1.60%), 6.56%, 11/25/28(a)(c)		2,640	2,602,634
Series 2020-4A, Class C, (3-mo. LIBOR US + 3.60%), 8.56%, 11/25/28(a)(c)		500	495,915
Series 2021-1A, Class D, (3-mo. LIBOR US + 6.00%), 10.81%, 04/20/29(a)(c)		500	477,369
Series 2021-2A, Class A2, (3-mo. LIBOR US + 1.25%), 6.17%, 05/20/29(a)(c)		1,430	1,387,048

Security		Par (000)	Value

Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class D, (3-mo. LIBOR US + 5.00%), 9.92%, 05/20/29(a)(c)	USD	500	$452,565
Series 2021-4A, Class C, (3-mo. LIBOR US + 2.60%), 7.39%, 10/15/29(a)(c)		250	234,907
Series 2021-4A, Class D, (3-mo. LIBOR US + 5.00%), 9.79%, 10/15/29(a)(c)		1,480	1,331,503
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 6.56%, 10/15/30(a)(c)		1,810	1,762,621
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 6.86%, 10/15/30(a)(c)		390	374,668
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 7.76%, 10/15/30(a)(c)		250	234,397
Parallel Ltd., Series 2015-1A, Class C1R, (3-mo. LIBOR US + 1.75%), 6.56%, 07/20/27(a)(c)		1,150	1,138,481
Park Avenue Institutional Advisers CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. LIBOR US + 1.24%), 6.11%, 02/14/34(a)(c)		6,400	6,226,284
Series 2019-1A, Class A1, (3-mo. LIBOR US + 1.48%), 6.34%, 05/15/32(a)(c)		500	494,217
Series 2019-1A, Class A2A, (3-mo. LIBOR US + 2.00%), 6.86%, 05/15/32(a)(c)		500	479,457
Series 2021-2A, Class D, (3-mo. LIBOR US + 3.40%), 8.19%, 07/15/34(a)(c)		250	225,089
Penta CLO, Series 2022-11A, Class B, (3-mo. EURIBOR + 2.45%), 5.10%, 11/15/34(a)(c)	EUR	2,720	2,850,685
Pikes Peak CLO 1, Series 2018-1A, Class A, (3-mo. LIBOR US + 1.18%), 6.00%, 07/24/31(a)(c)	USD	975	962,996
Pikes Peak CLO 8, Series 2021-8A, Class A, (3-mo. LIBOR US + 1.17%), 5.98%, 07/20/34(a)(c)		7,000	6,828,771
Post CLO Ltd., Series 2018-1A, Class D, (3-mo. LIBOR US + 2.95%), 7.74%, 04/16/31(a)(c)		500	467,518
PPM CLO 2 Ltd.
Series 2019-2A, Class BR, (3-mo. LIBOR US + 1.75%), 6.55%, 04/16/32(a)(c)		500	475,153
Series 2019-2A, Class DR, (3-mo. LIBOR US + 3.40%), 8.20%, 04/16/32(a)(c)		250	227,654
PRET LLC, Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)		5,849	5,491,172
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(a)		1,219	1,185,825
Series 2016-6A, Class C, 4.00%, 08/24/40(a)		7,170	6,419,478
Prodigy Finance DAC
Series 2021-1A, Class A, (1-mo. LIBOR US + 1.25%), 6.10%, 07/25/51(a)(c)		3,322	3,238,646
Series 2021-1A, Class B, (1-mo. LIBOR US + 2.50%), 7.35%, 07/25/51(a)(c)		673	663,395
Series 2021-1A, Class C, (1-mo. LIBOR US + 3.75%), 8.60%, 07/25/51(a)(c)		730	722,911
Series 2021-1A, Class D, (1-mo. LIBOR US + 5.90%), 10.75%, 07/25/51(a)(c)		500	492,832
Progress Residential Trust
Series 2020-SFR2, Class B, 2.58%, 06/17/37(a)		550	515,670
Series 2020-SFR2, Class D, 3.87%, 06/17/37(a)		1,886	1,784,485
Series 2020-SFR3, Class E, 2.30%, 10/17/27(a)		2,870	2,580,172
Series 2020-SFR3, Class F, 2.80%, 10/17/27(a)		5,410	4,855,935

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Progress Residential Trust
Series 2021-SFR1, Class F, 2.76%, 04/17/38(a)	USD	2,900	$2,483,070
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		2,126	1,761,194
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		8,586	7,101,959
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)		5,967	5,171,894
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	5,885,554
Series 2021-SFR4, Class F, 3.41%, 05/17/38(a)		8,330	7,322,344
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		1,342	1,126,895
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,260,920
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,185,063
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		1,766	1,677,156
Race Point IX CLO Ltd., Series 2015-9A,
Class A1A2, (3-mo. LIBOR US + 0.94%),
5.73%, 10/15/30(a)(c)		4,712	4,646,873
Race Point X CLO Ltd., Series 2016-10A,
Class A1R, (3-mo. LIBOR US + 1.10%),
5.92%, 07/25/31(a)(c)		5,472	5,416,669
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. LIBOR US + 1.09%), 5.90%, 01/20/34(a)(c)		300	292,825
Series 2021-15A, Class B, (3-mo. LIBOR US + 1.65%), 6.46%, 01/20/34(a)(c)		430	410,452
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3- mo. LIBOR US + 1.08%), 5.87%, 10/15/31(a)(c)		3,255	3,205,739
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3-mo. LIBOR US + 1.55%), 6.34%, 04/15/32(a)(c)		250	239,555
Series 2019-3A, Class CR, (3-mo. LIBOR US + 1.85%), 6.64%, 04/15/32(a)(c)		475	456,968
Rad CLO 4 Ltd., Series 2019-4A, Class C, (3-mo. LIBOR US + 2.80%), 7.62%, 04/25/32(a)(c)		675	655,333
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3- mo. LIBOR US + 1.12%), 5.94%, 07/24/32(a)(c)		3,770	3,695,426
Rad CLO 7 Ltd., Series 2020-7A, Class A1, (3- mo. LIBOR US + 1.20%), 5.99%, 04/17/33(a)(c)		500	490,369
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3- mo. LIBOR US + 1.90%), 6.69%, 01/15/34(a)(c)		250	241,541
RAMP Series Trust, Series 2004-RS7, Class A2A, (1-mo. LIBOR US + 0.62%), 5.02%, 07/25/34(c)		1,294	1,035,383
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. LIBOR US + 1.40%), 6.21%, 04/20/34(a)(c)		500	475,592
Regatta IX Funding Ltd., Series 2017-1A, Class C, (3-mo. LIBOR US + 2.45%), 7.24%, 04/17/30(a)(c)		250	242,554
Regatta VI Funding Ltd., Series 2016-1A,
Class AR2, (3-mo. LIBOR US + 1.16%),
5.97%, 04/20/34(a)(c)		4,700	4,589,616
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3-mo. LIBOR US + 1.15%), 6.11%, 06/20/34(a)(c)		1,600	1,558,692

Security		Par (000)	Value

Asset-Backed Securities (continued)
Regatta VII Funding Ltd.
Series 2016-1A, Class BR2, (3-mo. LIBOR US + 1.60%), 6.56%, 06/20/34(a)(c)	USD	500	$484,233
Regatta VIII Funding Ltd., Series 2017-1A, Class B, (3-mo. LIBOR US + 1.70%), 6.49%, 10/17/30(a)(c)		750	732,796
Regatta X Funding Ltd., Series 2017-3A, Class B, (3-mo. LIBOR US + 1.45%), 6.24%, 01/17/31(a)(c)		250	244,129
Regatta XIII Funding Ltd., Series 2018-2A, Class C, (3-mo. LIBOR US + 3.10%), 7.89%, 07/15/31(a)(c)		375	351,001
Regatta XVI Funding Ltd., Series 2019-2A, Class B, (3-mo. LIBOR US + 2.05%), 6.84%, 01/15/33(a)(c)		250	245,358
Regatta XVIII Funding Ltd.
Series 2021-1A, Class B, (3-mo. LIBOR US + 1.45%), 6.24%, 01/15/34(a)(c)		750	726,400
Series 2021-1A, Class C, (3-mo. LIBOR US + 1.75%), 6.54%, 01/15/34(a)(c)		4,520	4,274,743
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3-mo. LIBOR US + 3.10%), 7.91%, 01/20/35(a)(c)		250	235,897
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/30(a)		1,526	1,382,561
Series 2021-2, Class A, 1.90%, 08/15/33(a)		1,053	906,671
Series 2021-3, Class A, 3.88%, 10/17/33(e)		21,460	18,644,448
Series 2022-1, Class A, 3.07%, 03/15/32(a)		4,691	4,394,678
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	730,069
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	474,008
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,498,815
Series 2022-2B, Class A, 7.10%, 11/17/32(a)		10,039	10,185,740
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/31(a)		13,570	12,566,481
Series 2021-A, Class B, 2.80%, 12/22/31(a)		3,000	2,670,580
Series 2021-A, Class C, 3.53%, 12/22/31(a)		1,020	901,967
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. LIBOR US + 1.06%), 5.86%, 01/18/34(a)(c)		5,690	5,548,978
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. LIBOR US + 1.10%), 5.91%, 04/20/34(a)(c)		11,327	11,017,700
Series 2017-2A, Class BR, (3-mo. LIBOR US + 1.50%), 6.29%, 10/15/29(a)(c)		8,271	8,047,033
Series 2017-2A, Class CR, (3-mo. LIBOR US + 1.90%), 6.69%, 10/15/29(a)(c)		2,750	2,620,999
Series 2017-2A, Class DR, (3-mo. LIBOR US + 2.85%), 7.64%, 10/15/29(a)(c)		4,766	4,343,828
Series 2017-3A, Class A, (3-mo. LIBOR US + 1.19%), 6.00%, 10/20/30(a)(c)		15,384	15,215,901
Series 2018-1A, Class A, (3-mo. LIBOR US + 1.10%), 6.02%, 05/20/31(a)(c)		1,953	1,918,027
Series 2018-1A, Class B, (3-mo. LIBOR US + 1.72%), 6.64%, 05/20/31(a)(c)		1,500	1,454,737
Series 2018-2A, Class A, (3-mo. LIBOR US + 1.16%), 5.97%, 10/20/31(a)(c)		1,000	987,655
Series 2019-2A, Class BR, (3-mo. LIBOR US + 1.65%), 6.57%, 08/20/32(a)(c)		1,250	1,193,891
Series 2020-1A, Class B, (3-mo. LIBOR US + 1.80%), 6.61%, 01/20/32(a)(c)		680	654,853

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Rockford Tower Europe CLO DAC
Series 2018-1X, Class B, (3-mo. EURIBOR + 1.85%), 4.67%, 12/20/31(c)(d)	EUR	2,448	$2,557,420
Series 2018-1X, Class C, (3-mo. EURIBOR + 2.47%), 5.29%, 12/20/31(c)(d)		1,305	1,341,575
Romark CLO Ltd., Series 2017-1A, Class B, (3- mo. LIBOR US + 2.15%), 6.97%, 10/23/30(a)(c)	USD	750	717,527
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. LIBOR US + 1.03%), 5.84%, 04/20/31(a)(c)		5,262	5,190,382
RR 1 LLC, Series 2017-1A, Class A1AB, (3-mo. LIBOR US + 1.15%), 5.94%, 07/15/35(a)(c)		9,490	9,257,935
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo. LIBOR US + 1.09%), 5.88%, 01/15/30(a)(c)		4,130	4,088,838
RR 4 Ltd., Series 2018-4A, Class A2, (3-mo. LIBOR US + 1.55%), 6.34%, 04/15/30(a)(c)		1,400	1,359,177
RR 5 Ltd., Series 2018-5A, Class A2, (3-mo. LIBOR US + 1.65%), 6.44%, 10/15/31(a)(c)		1,000	978,089
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3-mo. EURIBOR + 1.75%), 4.04%, 01/15/37(a)(c)	EUR	1,160	1,186,045
SACO I Trust, Series 2006-9, Class A1, (1-mo. LIBOR US + 0.30%), 5.15%, 08/25/36(c)	USD	3	6,608
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1-mo. LIBOR US + 1.01%), 5.85%, 10/25/35(c)		340	235,602
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(a)		5,598	5,140,048
SESAC Finance LLC, Series 2022-1, Class A2, 5.50%, 07/25/52(a)		2,578	2,415,417
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. LIBOR US + 0.32%), 5.17%, 07/25/36(c)		885	194,784
Shackleton CLO Ltd., Series 2019-14A, Class BR, (3-mo. LIBOR US + 1.80%), 6.61%, 07/20/34(a)(c)		250	240,344
Signal Peak CLO 1 Ltd.
Series 2014-1A, Class AR3, (3-mo. LIBOR US + 1.16%), 5.95%, 04/17/34(a)(c)		23,070	22,403,145
Series 2014-1A, Class BR3, (3-mo. LIBOR US + 1.80%), 6.59%, 04/17/34(a)(c)		3,010	2,883,753
Signal Peak CLO 2 LLC
Series 2015-1A, Class BR2, (3-mo. LIBOR US + 1.50%), 6.31%, 04/20/29(a)(c)		7,152	6,993,948
Series 2015-1A, Class CR2, (3-mo. LIBOR US + 1.90%), 6.71%, 04/20/29(a)(c)		2,000	1,920,086
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3-mo. LIBOR US + 1.11%), 5.93%, 04/25/31(a)(c)		3,550	3,508,954
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3-mo. LIBOR US + 1.27%), 6.08%, 04/20/33(a)(c)		3,010	2,946,977
Series 2020-8A, Class B, (3-mo. LIBOR US + 1.65%), 6.46%, 04/20/33(a)(c)		1,000	962,549
Silver Creek CLO Ltd.
Series 2014-1A, Class AR, (3-mo. LIBOR US + 1.24%), 6.05%, 07/20/30(a)(c)		4,284	4,253,575
Series 2014-1A, Class CR, (3-mo. LIBOR US + 2.30%), 7.11%, 07/20/30(a)(c)		500	481,858
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3-mo. LIBOR US + 1.10%), 5.91%, 07/20/34(a)(c)		16,995	16,564,777

Security		Par (000)	Value

Asset-Backed Securities (continued)
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, (3-mo. LIBOR US + 1.32%), 6.13%, 10/20/32(a)(c)	USD	650	$642,762
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. LIBOR US + 6.20%), 11.01%, 01/20/34(a)(c)		625	543,216
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3-mo. LIBOR US + 1.16%), 5.97%, 10/20/34(a)(c)		250	244,657
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, (3-mo. LIBOR US + 0.40%), 5.27%, 06/15/33(c)		793	767,525
Series 2004-B, Class A3, (3-mo. LIBOR US + 0.33%), 5.20%, 03/15/24(c)		499	497,030
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. LIBOR US + 4.75%), 9.43%, 10/15/41(a)(c)		14,390	15,635,983
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)		2,480	2,355,540
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		12,601	11,263,438
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)	.	6,740	5,373,199
Series 2021-A, Class C, 2.99%, 01/15/53(a)		11,470	10,023,246
Series 2021-C, Class B, 2.30%, 01/15/53(a)		880	785,398
Series 2021-C, Class C, 3.00%, 01/15/53(a)		730	639,797
Sound Point CLO II Ltd., Series 2013-1A,
Class A1R, (3-mo. LIBOR US + 1.07%),
5.89%, 01/26/31(a)(c)		825	815,363
Sound Point CLO XII Ltd.
Series 2016-2A, Class BR2, (3-mo. LIBOR US + 1.50%), 6.31%, 10/20/28(a)(c)		10,283	10,141,088
Series 2016-2A, Class CR2, (3-mo. LIBOR US + 2.05%), 6.86%, 10/20/28(a)(c)		4,500	4,376,582
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR, (3-mo. LIBOR US + 0.90%), 5.72%, 01/23/29(a)(c)		811	804,594
Series 2017-1A, Class BR, (3-mo. LIBOR US + 1.50%), 6.32%, 01/23/29(a)(c)		350	343,865
Sound Point CLO XXII Ltd., Series 2019-1A, Class AR, (3-mo. LIBOR US + 1.08%), 5.89%, 01/20/32(a)(c)		600	591,051
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3-mo. LIBOR US + 1.28%), 6.10%, 01/25/32(a)(c)		2,065	2,032,448
Soundview Home Loan Trust, Series 2004- WMC1, Class M2, (1-mo. LIBOR US + 0.80%), 5.64%, 01/25/35(c)		37	33,487
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3-mo. EURIBOR + 1.60%), 3.89%, 04/15/33(c)(d)	EUR	1,420	1,450,995
STAR Trust, Series 2021-SFR1, Class F, (1-mo. LIBOR US + 2.40%), 7.11%, 04/17/38(a)(c)	USD	1,030	959,613
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. LIBOR US + 1.25%), 6.04%, 10/15/30(a)(c)		4,125	4,073,217
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3-mo. LIBOR US + 1.80%), 6.59%, 01/15/30(a)(c)		1,630	1,537,842
Stratus CLO Ltd.
Series 2021-1A, Class E, (3-mo. LIBOR US + 5.00%), 9.81%, 12/29/29(a)(c)		1,000	880,237

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Stratus CLO Ltd.
Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)	USD	1,000	$446,000
Series 2021-2A, Class E, (3-mo. LIBOR US + 5.75%), 10.56%, 12/28/29(a)(c)		250	227,376
Series 2021-3A, Class C, (3-mo. LIBOR US + 2.05%), 6.86%, 12/29/29(a)(c)		250	236,321
Series 2021-3A, Class E, (3-mo. LIBOR US + 5.75%), 10.56%, 12/29/29(a)(c)		250	227,650
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		99	92,707
Sutton Park CLO DAC, Series 1X, Class BE, (3-mo. EURIBOR + 2.35%), 5.00%, 11/15/31(c)(d)	EUR	940	966,316
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3-mo. LIBOR US + 1.15%), 5.94%, 10/15/31(a)(c)	USD	450	444,105
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3-mo. LIBOR US + 0.88%), 5.67%, 04/15/28(a)(c)		1,197	1,191,979
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3-mo. LIBOR US + 1.70%), 6.50%, 04/18/33(a)(c)		250	241,778
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3-mo. LIBOR US + 1.60%), 6.39%, 01/15/34(a)(c)		500	485,631
Series 2020-23A, Class CR, (3-mo. LIBOR US + 2.00%), 6.79%, 01/15/34(a)(c)		500	485,701
Series 2020-23A, Class ER, (3-mo. LIBOR US + 6.15%), 10.94%, 01/15/34(a)(c)		250	222,990
Symphony CLO XXIV Ltd., Series 2020-24A, Class A, (3-mo. LIBOR US + 1.20%), 6.02%, 01/23/32(a)(c)		250	247,099
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. LIBOR US + 1.08%), 5.89%, 04/20/33(a)(c)		2,377	2,330,527
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3-mo. LIBOR US + 0.96%), 5.84%, 11/18/30(a)(c)		3,990	3,936,353
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3-mo. LIBOR US + 1.22%), 6.09%, 08/16/34(a)(c)		250	244,851
TIAA CLO III Ltd., Series 2017-2A, Class A, (3-mo. LIBOR US + 1.15%), 5.94%, 01/16/31(a)(c) .		1,467	1,449,215
TICP CLO I-2 Ltd., Series 2018-IA, Class B, (3-mo. LIBOR US + 2.20%), 7.02%, 04/26/28(a)(c) .		2,531	2,528,750
TICP CLO IX Ltd.
Series 2017-9A, Class A, (3-mo. LIBOR US + 1.14%), 5.95%, 01/20/31(a)(c)		3,080	3,050,637
Series 2017-9A, Class B, (3-mo. LIBOR US + 1.60%), 6.41%, 01/20/31(a)(c)		450	438,766
Series 2017-9A, Class D, (3-mo. LIBOR US + 2.90%), 7.71%, 01/20/31(a)(c)		500	473,727
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. LIBOR US + 1.12%), 5.91%, 01/15/34(a)(c)		4,870	4,760,500
TICP CLO XI Ltd.
Series 2018-11A, Class A, (3-mo. LIBOR US + 1.18%), 5.99%, 10/20/31(a)(c)		750	738,837
Series 2018-11A, Class B, (3-mo. LIBOR US + 1.73%), 6.54%, 10/20/31(a)(c)		250	244,901

Security	Par (000)		Value

Asset-Backed Securities (continued)
TICP CLO XI Ltd.
Series 2018-11A, Class D, (3-mo. LIBOR US + 3.05%), 7.86%, 10/20/31(a)(c)	USD	250	$239,413
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3-mo. LIBOR US + 1.17%), 5.96%, 07/15/34(a)(c)		500	488,128
Trestles CLO III Ltd.
Series 2020-3A, Class B1, (3-mo. LIBOR US + 1.85%), 6.66%, 01/20/33(a)(c)		2,590	2,480,142
Series 2020-3A, Class C, (3-mo. LIBOR US + 2.25%), 7.06%, 01/20/33(a)(c)		750	726,889
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. LIBOR US + 1.17%), 5.99%, 07/21/34(a)(c)		6,950	6,789,050
Trestles CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. LIBOR US + 0.99%), 5.81%, 04/25/32(a)(c)		250	245,299
Series 2017-1A, Class CR, (3-mo. LIBOR US + 2.90%), 7.72%, 04/25/32(a)(c)		250	224,037
Trestles CLO V Ltd., Series 2021-5A, Class E, (3-mo. LIBOR US + 6.35%), 11.16%, 10/20/34(a)(c)		250	217,688
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	6,054,526
Tricon American Homes Trust
Series 2017-SFR2, Class F, 5.10%, 01/17/36(a)		8,715	8,537,143
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		890	857,454
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	590,328
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		4,805	4,234,453
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	2,900,019
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3-mo. LIBOR US + 1.90%), 6.71%, 07/20/32(a)(c)		250	244,618
Series 2019-1A, Class B, (3-mo. LIBOR US + 2.20%), 7.01%, 07/20/32(a)(c)		750	735,546
Series 2019-1A, Class C1, (3-mo. LIBOR US + 3.15%), 7.96%, 07/20/32(a)(c)		500	492,015
Series 2019-1A, Class E, (3-mo. LIBOR US + 7.04%), 11.85%, 07/20/32(a)(c)		250	224,458
Series 2019-2A, Class C, (3-mo. LIBOR US + 4.72%), 9.52%, 11/26/32(a)(c)		500	463,912
Series 2021-1A, Class C, (3-mo. LIBOR US + 2.10%), 6.92%, 04/23/32(a)(c)		6,441	6,062,492
Series 2021-2A, Class D1, (3-mo. LIBOR US + 3.25%), 8.07%, 10/25/34(a)(c)		250	226,113
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. LIBOR US + 1.40%), 6.20%, 10/18/31(a)(c)		970	941,646
Trinitas CLO XIV Ltd., Series 2020-14A, Class B, (3-mo. LIBOR US + 2.00%), 6.82%, 01/25/34(a)(c)		3,460	3,360,681
Venture CLO Ltd., Series 2018-32A, Class A2A, (3-mo. LIBOR US + 1.07%), 5.87%, 07/18/31(a)(c)		1,480	1,463,939

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3-mo. LIBOR US + 1.22%), 6.01%, 10/15/29(a)(c)	USD	8,785	$8,718,378
VERDE CLO Ltd., Series 2019-1A, Class AR, (3-mo. LIBOR US + 1.10%), 5.89%, 04/15/32(a)(c)		250	245,724
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		5,834	5,346,743
Voya CLO Ltd.
Series 2014-4A, Class A1RA, (3-mo. LIBOR US + 1.10%), 5.89%, 07/14/31(a)(c)		248	244,344
Series 2015-3A, Class A1R, (3-mo. LIBOR US + 1.19%), 6.00%, 10/20/31(a)(c)		250	246,580
Series 2017-1A, Class A1R, (3-mo. LIBOR US + 0.95%), 5.74%, 04/17/30(a)(c)		436	430,187
Series 2017-3A, Class A1R, (3-mo. LIBOR US + 1.04%), 5.85%, 04/20/34(a)(c)		2,178	2,131,619
Series 2017-4A, Class A1, (3-mo. LIBOR US + 1.13%), 5.92%, 10/15/30(a)(c)		6,803	6,749,072
Series 2017-4A, Class B, (3-mo. LIBOR US + 1.45%), 6.24%, 10/15/30(a)(c)		250	241,776
Series 2018-1A, Class A2, (3-mo. LIBOR US + 1.30%), 6.10%, 04/19/31(a)(c)		250	244,148
Series 2019-1A, Class AR, (3-mo. LIBOR US + 1.06%), 5.85%, 04/15/31(a)(c)		10,079	9,958,613
Voya Euro CLO II DAC, Series 2A, Class CR, (3-mo. EURIBOR + 2.15%), 4.44%, 07/15/35(a)(c)	EUR	750	744,375
Voya Euro CLO V DAC, Series 5A, Class B1, (3-mo. EURIBOR + 1.75%), 4.04%, 04/15/35(a)(c)		1,970	2,008,750
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1-mo. LIBOR US + 0.36%), 5.21%, 09/25/36(c)	USD	4,066	1,202,113
Series 2006-HE5, Class 1A, (1-mo. LIBOR US + 0.16%), 4.57%, 10/25/36(c)		1,297	965,076
Series 2007-HE3, Class 2A3, (1-mo. LIBOR US + 0.24%), 5.09%, 05/25/37(c)		956	774,643
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3-mo. LIBOR US + 1.95%), 6.74%, 01/17/31(a)(c)		750	709,482
Whitebox CLO I Ltd.
Series 2019-1A, Class CR, (3-mo. LIBOR US + 3.05%), 7.87%, 07/24/32(a)(c)		4,120	3,809,747
Series 2019-1A, Class DR, (3-mo. LIBOR US + 6.40%), 11.22%, 07/24/32(a)(c)		3,300	2,983,785
Whitebox CLO II Ltd.
Series 2020-2A, Class BR, (3-mo. LIBOR US + 1.75%), 6.57%, 10/24/34(a)(c)		1,470	1,410,878
Series 2020-2A, Class DR, (3-mo. LIBOR US + 3.35%), 8.17%, 10/24/34(a)(c)		1,470	1,351,597
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3-mo. LIBOR US + 3.35%), 8.14%, 10/15/34(a)(c)		1,250	1,122,907
Series 2021-3A, Class E, (3-mo. LIBOR US + 6.85%), 11.64%, 10/15/34(a)(c)		1,000	903,413
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. LIBOR US + 0.40%), 5.25%, 06/25/37(a)(c)		2,167	705,175

Security	Par (000)		Value

Asset-Backed Securities (continued)
York CLO 1 Ltd.
Series 2014-1A, Class BRR, (3-mo. LIBOR US + 1.65%), 6.47%, 10/22/29(a)(c)	USD	750	$735,257
Series 2014-1A, Class CRR, (3-mo. LIBOR US + 2.10%), 6.92%, 10/22/29(a)(c)		250	243,798
Series 2014-1A, Class DRR, (3-mo. LIBOR US + 3.01%), 7.83%, 10/22/29(a)(c)		250	239,221

Total Asset-Backed Securities — 10.8% (Cost: $2,055,852,984)			1,942,871,351

		Shares

Common Stocks

Aerospace & Defense — 0.0%
Astra Space, Inc.		364,239	154,802

Capital Markets — 0.0%
Crown PropTech Acquisitions(e)		179,759	115,046
Crown PropTech Acquisitions(f)		85,597	858,538

			973,584

Chemicals — 0.0%
Element Solutions, Inc.		78,915	1,523,849

Energy Equipment & Services — 0.0%
Halliburton Co.		71,299	2,255,901
Nine Energy Service, Inc.(f)		9,470	52,653
Transocean Ltd.(f)(g)		424,956	2,702,720

			5,011,274

Entertainment — 0.0%
Lions Gate Entertainment Corp., Class A(f)(g)		128,165	1,418,787
Playstudios, Inc.		457,322	1,687,518

			3,106,305

Financial Services — 0.0%
Mr. Cooper Group, Inc.(f)(g)		25,463	1,043,219
Proof Acquisition Corp. I(e)		43,947	34,718

			1,077,937

Hotel & Resort REITs — 0.1%
DiamondRock Hospitality Co.		154,224	1,253,841
Park Hotels & Resorts, Inc.		72,765	899,375
Service Properties Trust		196,054	1,952,698
Sonder Holdings, Inc., Class A		380,333	287,950
Sunstone Hotel Investors, Inc.		66,393	655,963
Xenia Hotels & Resorts, Inc.		85,018	1,112,886

			6,162,713

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(f)		14,400	702,864

Interactive Media & Services — 0.0%
Genius Sports Ltd.(f)(g)		712,487	3,548,185

IT Services — 0.0%
KINS Technology Group, Inc.(e)		89,820	130,239

Machinery — 0.0%
Rotor Acquisition Corp.		68,776	28,198
Sarcos Technology & Robotics		2,784,143	1,321,633
Symbotic, Inc.(f)(g)		118,500	2,706,540

			4,056,371

Metals & Mining — 0.0%
Northern Graphite Corp.(f)		99,612	36,852

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.(h)		43,746	$1,684,221
Chesapeake Energy Corp.		21,338	1,622,541
Green Plains, Inc.(f)		67,342	2,086,929
Marathon Petroleum Corp.		11,268	1,519,264
Phillips 66		24,649	2,498,916

			9,411,871

Real Estate Management & Development — 0.0%
Forestar Group, Inc.(f)(g)		31,138	484,507
Offerpad Solutions, Inc., Class A		319,407	168,327
Opendoor Technologies, Inc.(f)		575,955	1,013,681

			1,666,515

Software — 0.0%
Informatica, Inc., Class A(f)(g)		19,271	316,044
Latch, Inc.		411,849	313,870

			629,914

Total Common Stocks — 0.2% (Cost: $84,887,503)			38,193,275

		Par (000)

Corporate Bonds

Aerospace & Defense — 1.6%
BAE Systems PLC
3.40%, 04/15/30(a)	USD	26,824	24,624,323
1.90%, 02/15/31(a)		4,528	3,688,782
Boeing Co.
3.75%, 02/01/50		7,782	5,889,604
3.95%, 08/01/59		7,908	5,804,957
5.93%, 05/01/60		6	5,993
Embraer Netherlands Finance BV
6.95%, 01/17/28(a)		446	448,174
6.95%, 01/17/28(d)		534	536,603
General Dynamics Corp.
3.50%, 04/01/27		4,506	4,357,237
2.25%, 06/01/31		2,050	1,765,900
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27		8,060	7,554,053
2.04%, 08/16/28		9,584	8,215,031
4.20%, 05/01/30		4,049	3,789,576
L3Harris Technologies, Inc.
3.85%, 12/15/26		6,275	6,116,701
4.40%, 06/15/28		16,020	15,695,899
4.40%, 06/15/28		6,041	5,918,784
2.90%, 12/15/29		2,864	2,531,459
1.80%, 01/15/31		14,216	11,490,471
Lockheed Martin Corp.
1.85%, 06/15/30		7,281	6,179,032
3.90%, 06/15/32		7,939	7,716,100
5.25%, 01/15/33		14,714	15,711,402
3.60%, 03/01/35		13,698	12,792,629
4.50%, 05/15/36		3,428	3,389,093
Northrop Grumman Corp.
4.03%, 10/15/47		10,478	9,123,360
5.25%, 05/01/50		7,474	7,738,742
4.95%, 03/15/53		10,125	10,094,762
Raytheon Technologies Corp.
7.20%, 08/15/27		2,353	2,611,347
7.00%, 11/01/28		7,205	7,872,981
4.13%, 11/16/28		25,860	25,488,044
4.15%, 05/15/45		1,895	1,656,740

Security		Par (000)	Value

Aerospace & Defense (continued)
Raytheon Technologies Corp. 3.75%, 11/01/46	USD	7,638	$6,312,838
4.35%, 04/15/47		4,190	3,794,745
4.05%, 05/04/47		9,579	8,293,403
2.82%, 09/01/51		6,581	4,565,626
3.03%, 03/15/52		16,198	11,722,746
5.38%, 02/27/53		4,788	5,039,480
Sabena Technics SAS, 6.58%, 09/30/29 (Acquired 10/28/22, cost $7,384,015)(e)(f)(i)	EUR	7,533	8,169,538
Textron, Inc.
3.90%, 09/17/29	USD	8,086	7,620,980
3.00%, 06/01/30		5,223	4,666,024

			278,993,159

Air Freight & Logistics — 0.0%
GXO Logistics, Inc., 2.65%, 07/15/31		2,600	2,022,388

Automobile Components — 0.0%
Dana, Inc., 4.25%, 09/01/30		416	333,427
Metalsa S A P I De CV, 3.75%, 05/04/31(d)		631	471,546
Nemak SAB de CV, 3.63%, 06/28/31(d)		631	476,405

			1,281,378

Automobiles — 0.0%
Ford Motor Co., 3.25%, 02/12/32		595	467,644
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(j)		2,487	1,367,850

			1,835,494

Banks — 1.9%
Banco Espirito Santo SA
2.63%, 05/08/17(d)(f)(k)	EUR	400	49,887
4.75%, 01/15/18(d)(f)(k)		2,200	274,379
4.00%, 01/21/19(d)(f)(k)		6,300	785,720
Bangkok Bank PCL, 3.73%, 09/25/34(d)	USD	600	508,362
Bank of America Corp.
2.46%, 10/22/25		2,743	2,611,203
2.65%, 03/11/32		8,093	6,756,204
2.69%, 04/22/32		10,512	8,772,517
2.30%, 07/21/32		21,149	17,043,923
2.97%, 02/04/33		63,223	53,236,370
4.57%, 04/27/33		63,924	60,849,256
Series N, 1.66%, 03/11/27		4,388	3,972,778
Barclays PLC
5.75%, 08/09/33		8,025	7,861,634
7.44%, 11/02/33		5,823	6,436,208
Citigroup, Inc., 3.79%, 03/17/33		15,687	14,060,373
HSBC Holdings PLC
3.97%, 05/22/30		5,895	5,318,463
5.40%, 08/11/33		8,640	8,539,822
6.25%, 03/09/34		9,478	9,909,091
6.33%, 03/09/44		1,372	1,449,081
JPMorgan Chase & Co.
3.78%, 02/01/28		12,690	12,133,594
2.95%, 02/24/28		12,090	11,204,783
4.57%, 06/14/30		12,867	12,525,263
2.96%, 01/25/33		21,084	18,027,884
4.59%, 04/26/33		37,170	35,992,644
Mitsubishi UFJ Financial Group, Inc.
5.72%, 02/20/26		15,680	15,720,315
5.44%, 02/22/34		3,260	3,294,054
Santander Holdings U.S.A., Inc., 6.50%, 03/09/29		1,880	1,878,267
Synchrony Bank, 5.63%, 08/23/27		3,311	3,039,334

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Texas Capital Bank N.A., (3-mo. LIBOR US + 4.50%), 9.66%, 09/30/24(a)(c)	USD	18,500	$17,946,806
Washington Mutual Escrow Bonds
0.00% (e)(f)(k)(l)		13,308	1
0.00% (e)(f)(k)(l)		11,911	1
0.00% (e)(f)(k)(l)		2,570	—
0.00% (e)(f)(k)(l)		3,115	—
Wells Fargo & Co., 3.58%, 05/22/28		5,148	4,850,220

			345,048,437

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 4.63%, 02/01/44		5,179	4,892,083
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		3,823	3,904,117
8.00%, 11/15/39		1,382	1,767,205
4.60%, 04/15/48		2,272	2,143,686
4.50%, 06/01/50		1,959	1,835,056

			14,542,147

Biotechnology — 0.6%
AbbVie, Inc.
4.55%, 03/15/35		14,533	14,209,884
4.50%, 05/14/35		12,103	11,732,050
4.75%, 03/15/45		1,834	1,730,383
4.45%, 05/14/46		4,321	3,909,695
4.88%, 11/14/48		5,865	5,646,515
4.25%, 11/21/49		2,419	2,134,709
Amgen, Inc.
5.15%, 03/02/28		1,013	1,034,294
4.05%, 08/18/29		18,104	17,467,251
5.25%, 03/02/30		17,264	17,657,308
5.75%, 03/02/63		13,120	13,613,766
Biogen, Inc., 2.25%, 05/01/30		4,329	3,644,759
Gilead Sciences, Inc.
2.60%, 10/01/40		3,776	2,784,472
4.80%, 04/01/44		11,164	10,823,850
4.50%, 02/01/45		3,278	3,050,797
4.15%, 03/01/47		3,241	2,849,723
Royalty Pharma PLC, 0.75%, 09/02/23		920	897,054

			113,186,510

Broadline Retail — 0.2%
Amazon.com, Inc., 4.70%, 12/01/32		31,010	31,784,291
eBay, Inc., 6.30%, 11/22/32		2,547	2,768,760
Rakuten Group, Inc., 10.25%, 11/30/24(a)		905	859,750

			35,412,801

Building Products — 0.0%
Owens Corning, 3.95%, 08/15/29		2,305	2,171,424

Capital Markets — 2.0%
Credit Suisse AG
7.95%, 01/09/25		3,984	4,049,776
3.70%, 02/21/25		20,221	19,180,731
2.95%, 04/09/25		3,319	3,080,165
5.00%, 07/09/27		12,127	11,672,237
0.25%, 09/01/28(d)	EUR	1,350	1,145,747
Deutsche Bank AG
1.45%, 04/01/25	USD	3,680	3,423,380
2.13%, 11/24/26		765	659,257
2.31%, 11/16/27		500	423,717
Goldman Sachs Group, Inc.
0.66%, 09/10/24		15,952	15,591,226
3.50%, 04/01/25		22,653	21,996,133

Security		Par (000)	Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (3-mo. LIBOR US + 1.17%), 6.03%, 05/15/26(c)	USD	7,321	$7,259,502
1.99%, 01/27/32		3,309	2,643,309
2.62%, 04/22/32		34,466	28,709,828
2.38%, 07/21/32		12,962	10,523,644
2.65%, 10/21/32		45,090	37,255,696
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(e)(f)(k)		7,360	1
Moody’s Corp.
3.25%, 01/15/28		4,450	4,194,396
4.25%, 08/08/32		3,130	3,013,696
3.75%, 02/25/52		4,114	3,287,957
3.10%, 11/29/61		8,295	5,493,148
Morgan Stanley
0.73%, 04/05/24		8,717	8,714,473
4.43%, 01/23/30		7,460	7,195,289
2.70%, 01/22/31		32,497	27,986,572
1.79%, 02/13/32		19,013	14,926,348
1.93%, 04/28/32		8,492	6,680,693
2.24%, 07/21/32		23,095	18,530,473
2.51%, 10/20/32		24,647	20,190,038
4.89%, 07/20/33		18,919	18,595,837
6.34%, 10/18/33		45,693	49,905,445

			356,328,714

Chemicals — 0.2%
Braskem Idesa SAPI
6.99%, 02/20/32(a)		498	371,010
6.99%, 02/20/32(d)		761	566,945
Braskem Netherlands Finance BV
8.50%, 01/23/81(a)		453	449,886
8.50%, 01/23/81(d)		496	492,590
DuPont de Nemours, Inc., 5.32%, 11/15/38		3,121	3,141,946
Ecolab, Inc., 2.75%, 08/18/55		5,047	3,230,738
Olympus Water U.S. Holding Corp., 7.13%, 10/01/27(a)		559	524,901
Pioneer Midco, 10.50%, 11/18/30(e)		6,261	6,135,780
Project Montelena, 10.25%, 03/31/31(e)	EUR	8,300	8,731,309
Sasol Financing U.S.A. LLC
5.88%, 03/27/24	USD	1,846	1,823,848
4.38%, 09/18/26		2,344	2,118,830
5.50%, 03/18/31		699	583,796
Sherwin-Williams Co., 2.30%, 05/15/30		4,093	3,473,246

			31,644,825

Commercial Services & Supplies — 0.1%
Covanta Holding Corp., 4.88%, 12/01/29(a)		780	693,997
Garda World Security Corp., 7.75%, 02/15/28(a)		377	371,572
Pitney Bowes, Inc., 6.88%, 03/15/27(a)		10,615	8,406,762
Waste Management, Inc.
1.15%, 03/15/28		4,753	4,071,962
2.95%, 06/01/41		1,183	905,180

			14,449,473

Communications Equipment — 0.3%
Juniper Networks, Inc., 2.00%, 12/10/30		4,462	3,543,723
Motorola Solutions, Inc.
4.60%, 05/23/29		5,817	5,658,582
2.75%, 05/24/31		20,796	17,173,373
5.60%, 06/01/32		14,293	14,376,275
5.50%, 09/01/44		14,370	13,639,715

			54,391,668

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering — 0.1%
China City Construction International Co. Ltd., 5.35%, 07/03/17(d)(e)(f)(k)	CNH	340	$—
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)	USD	384	333,923
Homes by West Bay LLC, 9.50%, 04/30/27(e)		7,801	7,118,412
IHS Holding Ltd.
5.63%, 11/29/26(a)		1,007	842,607
6.25%, 11/29/28(a)		633	505,134
Jacobs Engineering Group, Inc., 5.90%, 03/01/33.		1,411	1,412,464

			10,212,540

Consumer Finance — 0.5%
Ally Financial, Inc., 6.70%, 02/14/33		813	722,257
American Express Co., 4.42%, 08/03/33		2,671	2,553,611
Capital One Financial Corp.
3.27%, 03/01/30		3,171	2,701,674
5.82%, 02/01/34		21,387	20,666,704
Discover Bank, 2.70%, 02/06/30		3,059	2,479,713
General Motors Financial Co., Inc.
3.70%, 05/09/23		8,790	8,776,683
1.70%, 08/18/23		11,224	11,051,046
4.00%, 01/15/25		14,339	13,975,383
3.80%, 04/07/25		16,511	16,056,290
4.35%, 04/09/25		6,991	6,845,136
4.30%, 04/06/29		5,059	4,701,952
2.35%, 01/08/31		7,370	5,819,265

			96,349,714

Consumer Staples Distribution & Retail — 0.0%
CVS Health Corp.
3.75%, 04/01/30		1,903	1,780,246
1.75%, 08/21/30		2,186	1,777,100
5.63%, 02/21/53		940	952,249
Frigorifico Concepcion SA, 7.70%, 07/21/28(a)		796	569,040

			5,078,635

Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27(a)		391	387,491
3.25%, 09/01/28(a)		2,193	1,887,213
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 5.25%, 04/30/25(a)		2,193	2,160,105
Berry Global, Inc., 5.50%, 04/15/28(a)		9,345	9,314,483
International Paper Co., 6.00%, 11/15/41		2,417	2,515,490
Klabin Austria GmbH, 3.20%, 01/12/31(a)		1,007	825,942
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)		4,502	4,502,000
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)		942	902,436

			22,495,160

Diversified REITs — 1.4%
American Tower Corp.
2.95%, 01/15/25		714	687,378
3.95%, 03/15/29		4,214	3,946,592
3.80%, 08/15/29		17,483	16,247,745
2.90%, 01/15/30		4,052	3,523,889
Crown Castle International Corp.
4.45%, 02/15/26		2,370	2,339,166
3.30%, 07/01/30		12,292	11,084,335
Crown Castle, Inc.
3.80%, 02/15/28		5,880	5,580,207
4.30%, 02/15/29		8,995	8,674,123
3.10%, 11/15/29		8,664	7,700,815

Security		Par (000)	Value

Diversified REITs (continued)
Crown Castle, Inc.
2.25%, 01/15/31	USD	8,540	$7,077,749
2.10%, 04/01/31		6,538	5,342,371
2.50%, 07/15/31		4,563	3,835,072
Digital Dutch Finco BV
1.50%, 03/15/30(d)	EUR	6,150	5,184,912
1.00%, 01/15/32(d)		5,050	3,841,046
Equinix, Inc.
2.15%, 07/15/30	USD	15,236	12,457,787
2.50%, 05/15/31		6,334	5,215,533
Freed Corp., 10.00%, 12/01/23(e)		7,062	6,903,232
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		8,832	8,614,782
5.30%, 01/15/29		10,990	10,486,109
4.00%, 01/15/30		11,970	10,614,158
4.00%, 01/15/31		9,483	8,134,616
3.25%, 01/15/32		13,237	10,739,972
VICI Properties LP
4.75%, 02/15/28		2,066	1,958,372
4.95%, 02/15/30		10,595	9,941,997
5.13%, 05/15/32		3,006	2,832,073
5.63%, 05/15/52		1,096	986,915
VICI Properties LP/VICI Note Co., Inc.
4.50%, 09/01/26(a)		1,972	1,854,975
4.25%, 12/01/26(a)		19,794	18,468,123
5.75%, 02/01/27(a)		8,768	8,606,948
3.75%, 02/15/27(a)		15,524	14,331,218
3.88%, 02/15/29(a)		4,404	3,915,685
4.63%, 12/01/29(a)		15,401	14,019,755
4.13%, 08/15/30(a)		4,115	3,634,723
WP Carey, Inc., 2.40%, 02/01/31		7,500	6,120,515

			244,902,888

Diversified Telecommunication Services — 0.8%
AT&T Inc.
4.50%, 05/15/35		25,989	24,345,472
5.25%, 03/01/37		2,455	2,455,170
3.50%, 06/01/41		3,284	2,591,699
4.55%, 03/09/49		2,005	1,749,479
5.15%, 02/15/50		805	761,123
3.65%, 06/01/51		3,669	2,779,026
3.55%, 09/15/55		2,568	1,843,333
3.80%, 12/01/57		8,137	6,040,990
3.65%, 09/15/59		11,871	8,482,950
Axtel SAB de CV
6.38%, 11/14/24(a)		1,258	1,114,745
6.38%, 11/14/24(d)		400	354,450
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(d)		657	484,866
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 05/25/24(a)		554	504,430
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(a)(m)		337	212,447
8.00%, 12/31/26(a)		221	44,257
Frontier Florida LLC, Series E, 6.86%, 02/01/28		4,835	4,316,128
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,342,500
Liquid Telecommunications Financing PLC,
5.50%, 09/04/26(a)		1,116	747,720
Verizon Communications, Inc.
3.15%, 03/22/30		12,680	11,550,318
1.50%, 09/18/30		8,106	6,563,265
1.68%, 10/30/30		4,722	3,811,461

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
7.75%, 12/01/30	USD	1,970	$2,307,485
1.75%, 01/20/31		11,518	9,290,315
2.55%, 03/21/31		19,520	16,628,915
2.36%, 03/15/32		22,276	18,275,192
5.25%, 03/16/37		1,728	1,775,030
2.65%, 11/20/40		13,033	9,305,609
3.40%, 03/22/41		4,487	3,567,399
4.86%, 08/21/46		3,792	3,610,784
3.70%, 03/22/61		5,001	3,728,970

			150,585,528

Electric Utilities — 2.8%
AEP Texas, Inc.
3.95%, 06/01/28		8,470	8,151,410
2.10%, 07/01/30		2,906	2,414,698
3.80%, 10/01/47		2,473	1,915,676
3.45%, 05/15/51		2,926	2,146,606
Series H, 3.45%, 01/15/50		1,475	1,086,890
AEP Transmission Co. LLC
3.75%, 12/01/47		2,214	1,820,349
3.80%, 06/15/49		2,302	1,909,885
3.15%, 09/15/49		3,515	2,556,305
5.40%, 03/15/53		4,699	4,894,555
Series M, 3.65%, 04/01/50		8,101	6,421,064
Series O, 4.50%, 06/15/52		7,156	6,543,642
Alabama Power Co.
3.75%, 03/01/45		4,370	3,515,194
3.00%, 03/15/52		5,983	4,131,257
American Electric Power Co., Inc., 5.63%, 03/01/33		1,880	1,944,629
American Transmission Systems, Inc., 2.65%, 01/15/32(a)		9,610	8,091,029
Baltimore Gas & Electric Co.
4.25%, 09/15/48		2,200	1,921,719
3.20%, 09/15/49		3,823	2,805,446
2.90%, 06/15/50		4,364	3,000,191
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31		3,260	2,780,227
3.95%, 03/01/48		532	448,389
4.25%, 02/01/49		3,381	3,009,538
3.35%, 04/01/51		4,969	3,784,157
4.85%, 10/01/52		1,780	1,735,009
5.30%, 04/01/53		1,783	1,845,453
Commonwealth Edison Co.
4.00%, 03/01/49		2,790	2,332,897
3.13%, 03/15/51		6,727	4,826,794
2.75%, 09/01/51		897	594,915
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/52		3,407	3,839,871
4.30%, 12/01/56		3,045	2,551,120
DTE Electric Co.
3.95%, 03/01/49		3,229	2,716,404
3.25%, 04/01/51		3,142	2,330,549
5.40%, 04/01/53		7,277	7,623,900
Series A, 4.05%, 05/15/48		5,713	4,879,192
Duke Energy Carolinas LLC
4.95%, 01/15/33		8,745	8,982,043
3.75%, 06/01/45		2,487	2,015,474
3.88%, 03/15/46		3,795	3,097,991
3.70%, 12/01/47		5,364	4,287,058
3.95%, 03/15/48		2,248	1,870,841
3.45%, 04/15/51		873	660,698

Security		Par (000)	Value

Electric Utilities (continued)
Duke Energy Carolinas LLC 5.35%, 01/15/53	USD	7,106	$7,388,864
Duke Energy Corp.
5.00%, 12/08/25		3,118	3,138,953
5.00%, 12/08/27		4,298	4,368,456
4.30%, 03/15/28		11,637	11,409,603
Duke Energy Florida LLC
2.50%, 12/01/29		18,098	15,940,818
1.75%, 06/15/30		2,371	1,958,133
3.40%, 10/01/46		3,231	2,464,868
5.95%, 11/15/52		4,317	4,803,368
Duke Energy Ohio, Inc., 5.65%, 04/01/53		2,105	2,207,292
Duke Energy Progress LLC
3.45%, 03/15/29		12,906	12,064,841
5.25%, 03/15/33		3,680	3,823,329
2.50%, 08/15/50		5,236	3,279,588
4.00%, 04/01/52		3,300	2,744,144
Edison International
4.95%, 04/15/25		1,988	1,972,773
5.75%, 06/15/27		3,691	3,768,411
6.95%, 11/15/29		5,214	5,640,564
Entergy Louisiana LLC, 4.20%, 09/01/48		7,609	6,595,640
Entergy Mississippi LLC, 2.85%, 06/01/28		5,216	4,758,937
Evergy Kansas Central, Inc., 5.70%, 03/15/53		4,560	4,784,309
Eversource Energy, 5.45%, 03/01/28		12,979	13,449,164
Exelon Corp.
5.15%, 03/15/28		2,599	2,644,263
5.10%, 06/15/45		8,841	8,365,500
4.10%, 03/15/52		1,040	853,703
5.60%, 03/15/53		9,359	9,531,171
FirstEnergy Corp.
2.05%, 03/01/25		1,392	1,303,322
Series B, 4.15%, 07/15/27		9,423	8,975,407
Series B, 2.25%, 09/01/30		2,734	2,256,110
Series C, 3.40%, 03/01/50		4,237	2,905,616
FirstEnergy Transmission LLC
4.35%, 01/15/25(a)		1,770	1,745,619
4.55%, 04/01/49(a)		11,626	9,784,337
Florida Power & Light Co.
3.99%, 03/01/49		6,574	5,698,914
3.15%, 10/01/49		2,743	2,060,855
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27(a)		2,088	1,579,008
Idaho Power Co., 5.50%, 03/15/53		5,100	5,300,282
India Green Power Holdings, 4.00%, 02/22/27(d)		423	358,492
Kentucky Utilities Co., 5.45%, 04/15/33		2,110	2,194,208
Louisville Gas & Electric Co., 5.45%, 04/15/33		2,960	3,076,032
Metropolitan Edison Co., 5.20%, 04/01/28(a)		2,985	3,015,283
MidAmerican Energy Co. 3.65%, 04/15/29		6,280	5,989,861
3.65%, 08/01/48		3,347	2,708,647
4.25%, 07/15/49		3,988	3,563,935
2.70%, 08/01/52		2,581	1,747,798
Northern States Power Co.
2.90%, 03/01/50		4,953	3,497,886
3.20%, 04/01/52		3,123	2,290,581
4.50%, 06/01/52		3,480	3,207,279
NRG Energy, Inc.
2.45%, 12/02/27(a)		6,430	5,501,192
7.00%, 03/15/33(a)		605	626,732
NSTAR Electric Co., 3.95%, 04/01/30		2,403	2,326,668

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Ohio Power Co.
4.00%, 06/01/49	USD	3,666	$3,059,613
Series Q, 1.63%, 01/15/31		2,459	1,952,412
Series R, 2.90%, 10/01/51		2,959	2,020,662
Oklahoma Gas & Electric Co., 5.60%, 04/01/53		5,131	5,271,491
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		7,874	7,622,334
3.80%, 09/30/47		2,314	1,918,218
4.60%, 06/01/52		7,530	6,953,308
Pacific Gas & Electric Co.
4.95%, 07/01/50		3,628	2,988,974
3.50%, 08/01/50		1,750	1,154,655
5.25%, 03/01/52		2,175	1,850,763
6.70%, 04/01/53		2,190	2,251,887
PacifiCorp, 4.15%, 02/15/50		4,000	3,427,085
PECO Energy Co.
3.05%, 03/15/51		6,614	4,693,563
4.38%, 08/15/52		2,911	2,634,157
Pennsylvania Electric Co., 5.15%, 03/30/26(a)		2,360	2,370,303
Public Service Co. of New Hampshire, 5.15%, 01/15/53		4,875	4,939,862
Public Service Electric & Gas Co.
3.65%, 09/01/28		2,811	2,688,154
3.10%, 03/15/32		974	870,203
3.85%, 05/01/49		3,410	2,837,148
2.05%, 08/01/50		5,935	3,518,537
3.00%, 03/01/51		2,726	1,963,788
San Diego Gas & Electric Co., 5.35%, 04/01/53		7,210	7,425,197
Southern California Edison Co.
2.85%, 08/01/29		1,978	1,768,996
2.25%, 06/01/30		13,795	11,717,881
2.50%, 06/01/31		4,260	3,609,123
5.95%, 11/01/32		12,096	13,102,953
5.70%, 03/01/53		587	610,803
Southwestern Electric Power Co., 5.30%, 04/01/33		5,720	5,762,953
Southwestern Public Service Co.
3.70%, 08/15/47		2,393	1,865,616
3.15%, 05/01/50		4,815	3,466,664
Tampa Electric Co., 4.45%, 06/15/49		2,671	2,328,247
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		18,145	17,650,207
Union Electric Co., 5.45%, 03/15/53		6,000	6,271,810
Wisconsin Power & Light Co., 4.95%, 04/01/33		3,365	3,385,856

			497,107,244

Electrical Equipment — 0.0%
FreeWire Technologies, Inc., 14.91%, 03/31/25(e)		7,939	7,582,211

Electronic Equipment, Instruments & Components — 0.0%
Arrow Electronics, Inc., 6.13%, 03/01/26		1,880	1,884,324

Energy Equipment & Services — 0.0%
Transocean, Inc., 8.75%, 02/15/30(a)		711	725,220

Financial Services — 0.3%
ABRA Global Finance, (6.00% Cash and 5.50% PIK), 11.50%, 03/02/28(a)(m)		2,050	1,597,925
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)		1,678	1,617,172
Avianca Midco 2 Ltd., 9.00%, 12/01/28(a)		2,168	1,777,653
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(a)		917	885,675
CNH Industrial Capital LLC, 4.20%, 01/15/24		8,565	8,471,086
Credit Suisse U.S.A., Inc., 7.13%, 07/15/32		2,100	2,325,750

Security		Par (000)	Value

Financial Services (continued)
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/25(m)	USD	534	$139,552
Fortune Star BVI Ltd., 6.85%, 07/02/24(d)		540	481,950
Freedom Mortgage Corp.
8.13%, 11/15/24(a)		2,320	2,233,000
8.25%, 04/15/25(a)		988	912,665
Grupo Aval Ltd., 4.38%, 02/04/30(a)		1,398	1,056,399
InRetail Consumer, 3.25%, 03/22/28(a)		992	846,722
Lessen Senior Secured Notes, 0.01%, 01/04/28		10,556	10,134,151
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27(a)		410	372,075
5.50%, 08/15/28(a)		1,859	1,594,092
5.13%, 12/15/30(a)		1,626	1,249,459
5.75%, 11/15/31(a)		801	621,306
Pearl Holding II Ltd., (6.00% Cash or 6.00% PIK), 6.00%(d)(l)(m)		286	7,157
Pearl Holding III Ltd., 9.00%, 10/22/25(d)		228	69,910
RELX Capital, Inc., 3.00%, 05/22/30		3,973	3,549,495
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/29(a)		1,599	1,372,821
Shell International Finance BV, 3.88%, 11/13/28		6,378	6,284,182
Simpar Europe SA, 5.20%, 01/26/31(a)		1,552	1,126,170
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(e)		1,655	1,594,629
Series 2019-1C, 7.00%, 12/15/25(e)		1,472	1,455,992
Series 2022-1A, 4.84%, 03/15/31(e)		4,273	4,193,130
United Wholesale Mortgage LLC, 5.50%, 11/15/25(a)		4,793	4,536,143

			60,506,261

Food Products — 0.0%
BRF GmbH, 4.35%, 09/29/26(a)		1,122	992,213
Gruma SAB de CV, 4.88%, 12/01/24(d)		754	744,575
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(d)		636	622,803
Kernel Holding SA
6.50%, 10/17/24(d)		550	346,500
6.75%, 10/27/27(d)		200	113,000
Knight Castle Investments Ltd., 7.99%, 01/23/22(f)(k)		700	490,000

			3,309,091

Gas Utilities — 0.1%
Atmos Energy Corp.
4.30%, 10/01/48		274	243,046
4.13%, 03/15/49		219	188,171
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31		1,118	932,724
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(a)		1,027	810,881
3.75%, 10/16/29(d)		730	576,381
Southwest Gas Corp., 5.45%, 03/23/28		7,770	7,843,204

			10,594,407

Ground Transportation — 0.7%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		3,968	4,264,244
3.30%, 09/15/51		14,199	10,833,299
CSX Corp.
4.30%, 03/01/48		5,959	5,276,221
3.35%, 09/15/49		2,236	1,683,802
4.50%, 11/15/52		2,282	2,086,663
4.50%, 08/01/54		1,924	1,709,407
4.25%, 11/01/66		3,597	2,969,647
Norfolk Southern Corp.
2.30%, 05/15/31		2,132	1,787,013

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ground Transportation (continued)
Norfolk Southern Corp.
3.05%, 05/15/50	USD	4,801	$3,322,838
4.05%, 08/15/52		9,784	8,064,632
3.70%, 03/15/53		5,911	4,544,283
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.95%, 03/10/25(a)		2,210	2,146,063
4.00%, 07/15/25(a)		8,216	7,957,859
1.20%, 11/15/25(a)		6,444	5,790,612
3.40%, 11/15/26(a)		2,314	2,155,607
5.88%, 11/15/27(a)		11,523	11,766,883
5.70%, 02/01/28(a)		10,539	10,633,529
Ryder System, Inc., 5.65%, 03/01/28		12,558	12,723,529
Union Pacific Corp.
4.95%, 05/15/53		940	951,584
3.95%, 08/15/59		2,062	1,684,108
3.84%, 03/20/60		6,208	5,025,941
3.55%, 05/20/61		3,563	2,696,771
2.97%, 09/16/62		7,923	5,239,196
3.75%, 02/05/70		2,398	1,838,147
3.85%, 02/14/72		2,572	2,023,760
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,359	2,253,157

			121,428,795

Health Care Equipment & Supplies — 0.2%
Baxter International, Inc., 1.92%, 02/01/27		3,391	3,034,146
Becton Dickinson & Co., 4.69%, 02/13/28		6,391	6,416,721
GE HealthCare Technologies, Inc., 5.60%, 11/15/25(a)		10,129	10,251,225
Medline Borrower LP, 3.88%, 04/01/29(a)		5,101	4,425,117
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31		12,076	10,065,484
4.95%, 11/21/32		2,593	2,690,739

			36,883,432

Health Care Providers & Services — 0.6%
Elevance Health, Inc.
3.60%, 03/15/51		2,273	1,769,009
6.10%, 10/15/52		3,245	3,620,376
HCA, Inc.
5.38%, 02/01/25		1,370	1,370,573
5.25%, 04/15/25		16,196	16,185,588
5.25%, 06/15/26		16,101	16,115,615
5.63%, 09/01/28		2,630	2,660,553
5.88%, 02/01/29		205	209,433
3.50%, 09/01/30		22,126	19,707,407
Humana, Inc.
0.65%, 08/03/23		4,680	4,613,774
3.70%, 03/23/29		3,232	3,040,731
Select Medical Corp., 6.25%, 08/15/26(a)		7,309	7,089,730
Tenet Healthcare Corp.
4.63%, 06/15/28		511	471,326
4.25%, 06/01/29		2,390	2,162,257
4.38%, 01/15/30		2,281	2,047,197
UnitedHealth Group, Inc.
4.63%, 11/15/41		1,926	1,852,011
4.75%, 07/15/45		2,474	2,424,670
3.75%, 10/15/47		1,148	963,427
4.45%, 12/15/48		2,372	2,198,100
3.25%, 05/15/51		2,873	2,158,514
4.75%, 05/15/52		4,406	4,288,949

Security		Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
4.95%, 05/15/62	USD	1,857	$1,807,437
5.20%, 04/15/63		3,306	3,347,268

			100,103,945

Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		2,502	2,152,471
Service Properties Trust
4.50%, 03/15/25		1,396	1,282,754
7.50%, 09/15/25		3,867	3,815,752
5.50%, 12/15/27		397	355,315
XHR LP, 4.88%, 06/01/29(a)		385	326,514

			7,932,806

Hotels, Restaurants & Leisure — 0.2%
Affinity Interactive, 6.88%, 12/15/27(a)		1,122	1,000,846
Caesars Entertainment, Inc., 8.13%, 07/01/27(a)		2,327	2,373,540
Full House Resorts, Inc., 8.25%, 02/15/28(a)		749	681,590
Grupo Posadas SAB de CV, (4.00% Cash and 6.00% PIK), 5.00%, 12/30/27(d)(m)		787	630,466
HR Ottawa LP, 11.00%, 03/31/31(a)		23,577	22,869,690
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		1,799	1,563,931
REXLot Holdings Ltd., 4.50%, 04/17/19(d)(f)(j)(k)	HKD	1,161	148
Sonder Holdings, Inc., 13.50%, 01/19/27(e)	USD	9,373	8,435,259
Wynn Macau Ltd., 4.88%, 10/01/24(a)		253	243,589
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.75%, 04/15/25(a)		2,888	2,944,356
5.13%, 10/01/29(a)		1,412	1,282,604

			42,026,019

Household Durables — 0.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
6.63%, 01/15/28(a)		3,130	2,837,776
4.63%, 08/01/29(a)		573	464,130
4.63%, 04/01/30(a)		1,574	1,295,984
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		4,961	4,613,730
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		742	567,630
Century Communities, Inc., 6.75%, 06/01/27		2,837	2,829,915
M/I Homes, Inc., 4.95%, 02/01/28		2,745	2,538,983
Mattamy Group Corp.
5.25%, 12/15/27(a)		1,432	1,347,870
4.63%, 03/01/30(a)		1,691	1,470,800
New Home Co., Inc., 7.25%, 10/15/25(a)		608	562,357
TRI Pointe Group, Inc.
5.25%, 06/01/27		1,395	1,325,250
5.70%, 06/15/28		179	172,234
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,019	858,945

			20,885,604

Household Products — 0.0%
SC Johnson & Son, Inc., 3.35%, 09/30/24(a)		535	521,251

Independent Power and Renewable Electricity Producers — 0.0%
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/27(a)		1,011	889,601
4.50%, 02/09/27(d)		287	252,886

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
SCC Power PLC
(8.00% Cash or 4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(a)(m)	USD	2,698	$941,625
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(m)		2,021	127,081
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		405	394,581
Stem, Inc., 0.50%, 12/01/28(a)(j)		622	351,398

			2,957,172

Industrial REITs — 0.0%
Prologis LP
2.25%, 04/15/30		2,348	1,991,899
1.75%, 02/01/31		3,166	2,559,522

			4,551,421

Insurance — 0.2%
AIA Group Ltd., 4.95%, 04/04/33(d)		400	401,580
Ambac Assurance Corp., 5.10%(a)(l)		462	679,438
American International Group, Inc.
4.75%, 04/01/48		1,469	1,318,472
4.38%, 06/30/50		2,104	1,796,793
Aon Corp.
4.50%, 12/15/28		2,262	2,216,470
3.75%, 05/02/29		9,063	8,660,878
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31		3,978	3,337,688
5.00%, 09/12/32		8,026	8,061,104
5.35%, 02/28/33		4,822	4,994,657
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30		4,944	4,172,580
5.45%, 03/15/53		6,670	6,869,097

			42,508,757

IT Services — 0.4%
Atento Luxco 1 SA
8.00%, 02/10/26(a)		945	274,050
8.00%, 02/10/26(d)		320	92,800
Fiserv, Inc.
3.80%, 10/01/23		520	515,155
5.60%, 03/02/33		1,167	1,210,326
Gen Digital, Inc.
6.75%, 09/30/27(a)		500	502,600
7.13%, 09/30/30(a)		500	497,500
Global Payments, Inc.
4.00%, 06/01/23		2,340	2,332,075
1.20%, 03/01/26		9,321	8,290,323
4.80%, 04/01/26		9,310	9,119,154
2.15%, 01/15/27		9,065	8,028,021
4.95%, 08/15/27		6,213	6,137,673
3.20%, 08/15/29		15,113	13,293,723
5.30%, 08/15/29		1,989	1,964,155
2.90%, 05/15/30		2,203	1,865,451
International Business Machines Corp.
4.70%, 02/19/46		3,117	2,836,027
3.43%, 02/09/52		4,126	3,006,563
Leidos, Inc., 2.30%, 02/15/31		2,903	2,355,583

			62,321,179

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.75%, 09/15/29		1,987	1,777,599
2.10%, 06/04/30		2,089	1,745,813

			3,523,412

Security		Par (000)	Value

Machinery — 0.0%
HTA Group Ltd., 7.00%, 12/18/25(a)	USD	1,145	$1,087,034
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)		2,530	2,388,573

			3,475,607

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47		11,668	9,626,663
5.13%, 07/01/49		13,792	10,917,240
4.80%, 03/01/50		6,627	5,051,055
3.70%, 04/01/51		3,801	2,432,554
5.25%, 04/01/53		5,096	4,129,976
6.83%, 10/23/55		3,272	3,178,914
4.40%, 12/01/61		2,169	1,482,029
3.95%, 06/30/62		10,205	6,466,220
Comcast Corp.
2.65%, 02/01/30		17,261	15,376,632
1.95%, 01/15/31		8,326	6,927,999
1.50%, 02/15/31		8,286	6,653,512
5.50%, 11/15/32		6,647	7,088,227
4.40%, 08/15/35		1,814	1,755,023
3.25%, 11/01/39		2,201	1,786,436
3.75%, 04/01/40		3,660	3,141,730
3.40%, 07/15/46		3,610	2,799,714
3.97%, 11/01/47		3,092	2,599,211
Cox Communications, Inc.
3.15%, 08/15/24(a)		4,582	4,465,938
2.95%, 10/01/50(a)		2,976	1,908,542
3.60%, 06/15/51(a)		2,407	1,727,264
FactSet Research Systems, Inc., 3.45%, 03/01/32		12,321	10,740,661
Grupo Televisa SAB, 6.63%, 01/15/40		313	331,741
Interpublic Group of Cos., Inc., 4.75%, 03/30/30		2,682	2,633,632
Meta Platforms, Inc., 4.45%, 08/15/52		5,511	4,848,245
Nexstar Broadcasting, Inc., 4.75%, 11/01/28(a)		1,231	1,094,814
Omnicom Group, Inc., 2.45%, 04/30/30		2,255	1,935,889
Paramount Global
6.88%, 04/30/36		3,843	3,905,270
5.25%, 04/01/44		3,143	2,500,644
TEGNA, Inc.
4.63%, 03/15/28		1,706	1,488,485
5.00%, 09/15/29		1,137	982,715
TWDC Enterprises 18 Corp., 3.00%, 07/30/46		2,572	1,889,832
Walt Disney Co.
2.75%, 09/01/49		3,470	2,413,317
3.60%, 01/13/51		3,209	2,607,403
Warnermedia Holdings, Inc., 3.43%, 03/15/24(a)		3,115	3,043,256

			139,930,783

Metals & Mining — 0.2%
Anglo American Capital PLC
4.75%, 04/10/27(a)		1,969	1,922,138
2.25%, 03/17/28(a)		3,263	2,806,792
3.88%, 03/16/29(a)		2,554	2,342,976
2.88%, 03/17/31(a)		5,570	4,636,329
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		991	860,498
CSN Resources SA, 5.88%, 04/08/32(a)		1,277	1,041,553
GUSAP III LP, 4.25%, 01/21/30(d)		887	815,929
Metinvest BV
8.50%, 04/23/26(a)		223	136,030
8.50%, 04/23/26(d)		275	167,750
7.65%, 10/01/27(d)		263	151,307
Minera Mexico SA de CV, 4.50%, 01/26/50(d)		657	501,008

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Newmont Corp., 2.25%, 10/01/30	USD	4,353	$3,656,809
Nucor Corp., 3.95%, 05/01/28		8,120	7,812,766
Periama Holdings LLC, 5.95%, 04/19/26(d)		425	400,031
Stillwater Mining Co., 4.00%, 11/16/26(d)		440	392,700
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(a)		1,885	1,149,850
Vedanta Resources Ltd., 6.13%, 08/09/24(a)		669	398,891

			29,193,357

Multi-Utilities — 0.3%
Ameren Illinois Co.
3.80%, 05/15/28		3,603	3,500,721
3.25%, 03/15/50		3,444	2,562,068
2.90%, 06/15/51		2,647	1,826,444
Baltimore Gas & Electric Co., 3.75%, 08/15/47		5,433	4,319,489
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/33		3,870	3,952,103
Consumers Energy Co.
4.63%, 05/15/33		6,348	6,330,064
3.75%, 02/15/50		5,099	4,151,008
3.50%, 08/01/51		4,324	3,372,571
4.20%, 09/01/52		13,623	11,972,257
NiSource, Inc., 5.25%, 03/30/28		2,545	2,588,879
Pacific Gas & Electric Co.
3.85%, 11/15/23		3,065	3,020,256
3.25%, 02/16/24		154	150,815
4.95%, 06/08/25		2,000	1,976,011
5.45%, 06/15/27		644	637,228
Virginia Electric & Power Co.
4.00%, 01/15/43		7,466	6,306,960
4.65%, 08/15/43		2,213	2,008,223

			58,675,097

Oil, Gas & Consumable Fuels — 3.8%
AI Candelaria Spain SA, 7.50%, 12/15/28(d)		633	575,848
BP Capital Markets America, Inc.
2.72%, 01/12/32		4,684	4,084,143
4.81%, 02/13/33		7,397	7,510,646
2.77%, 11/10/50		2,787	1,885,854
Buckeye Partners LP
4.35%, 10/15/24		2,500	2,446,288
4.13%, 03/01/25(a)		619	585,523
Cameron LNG LLC
2.90%, 07/15/31(a)		3,025	2,690,441
3.30%, 01/15/35(a)		13,988	12,036,232
3.40%, 01/15/38(a)		12,436	10,709,558
3.70%, 01/15/39(a)		1,863	1,559,021
Cenovus Energy, Inc., 6.75%, 11/15/39		8,782	9,343,505
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25		22,667	22,829,062
5.13%, 06/30/27		25,605	25,624,457
2.74%, 12/31/39		846	698,105
Cheniere Energy Partners LP
4.50%, 10/01/29		24,882	23,115,643
4.00%, 03/01/31		9,099	8,097,564
3.25%, 01/31/32		20,638	17,049,465
Chesapeake Energy Corp.
0.00%, 02/15/26(e)(f)(k)		9,090	1
0.00%, 06/15/26(e)(f)(k)		425	—
0.00%, 08/15/26(e)(f)(k)		623	—
Colgate Energy Partners III LLC, 5.88%, 07/01/29(a)		796	753,724
Devon Energy Corp.
8.25%, 08/01/23		2,833	2,845,056

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
5.85%, 12/15/25	USD	1,567	$1,592,174
5.25%, 10/15/27		2,758	2,758,610
5.88%, 06/15/28		1,735	1,767,333
4.75%, 05/15/42		2,813	2,448,152
Diamondback Energy, Inc.
3.25%, 12/01/26		23,683	22,436,547
3.50%, 12/01/29		59,262	54,151,474
3.13%, 03/24/31		30,272	26,250,060
4.40%, 03/24/51		2,373	1,909,622
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(a)		3,911	3,794,952
EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a)		3,311	2,605,964
Enbridge, Inc., 5.70%, 03/08/33		14,488	15,069,604
Energy Transfer LP
7.60%, 02/01/24		1,907	1,925,245
4.25%, 04/01/24		7,397	7,302,031
3.90%, 05/15/24		5,610	5,491,968
4.05%, 03/15/25		2,850	2,795,287
5.95%, 12/01/25		4,641	4,714,434
6.50%, 02/01/42		8,142	8,444,169
6.10%, 02/15/42		2,093	2,046,682
5.15%, 02/01/43		1,970	1,717,875
5.15%, 03/15/45		5,010	4,361,552
5.30%, 04/15/47		5,408	4,738,947
5.40%, 10/01/47		4,488	3,989,494
6.25%, 04/15/49		2,332	2,310,376
5.00%, 05/15/50		23,599	20,142,413
Series 5Y, 4.20%, 09/15/23		2,868	2,857,494
Enterprise Products Operating LLC 4.15%, 10/16/28		3,418	3,322,098
2.80%, 01/31/30		3,251	2,883,038
5.95%, 02/01/41		3,357	3,542,674
3.70%, 01/31/51		2,390	1,847,418
3.20%, 02/15/52		5,335	3,794,619
EQT Corp., 5.70%, 04/01/28		4,066	4,061,588
Hammerhead Resources, Inc., Series AI, 12.00%, 07/10/24(e)		1,752	1,752,040
Hess Corp., 5.60%, 02/15/41		1,759	1,695,581
Kinder Morgan Energy Partners LP 6.50%, 02/01/37		2,734	2,887,330
6.95%, 01/15/38		2,323	2,595,449
6.55%, 09/15/40		5,037	5,180,635
7.50%, 11/15/40		346	389,256
5.00%, 03/01/43		3,319	2,903,333
5.50%, 03/01/44		4,979	4,678,549
5.40%, 09/01/44		3,086	2,858,177
Kinder Morgan, Inc., 5.20%, 06/01/33		7,685	7,635,017
Marathon Petroleum Corp.
5.85%, 12/15/45		1,915	1,780,032
5.00%, 09/15/54		519	446,355
MC Brazil Downstream Trading S.a.r.l, 7.25%, 06/30/31(a)		923	717,454
MPLX LP
4.95%, 09/01/32		1,838	1,797,497
5.00%, 03/01/33		3,345	3,273,318
5.65%, 03/01/53		4,554	4,379,446
NGPL PipeCo LLC
4.88%, 08/15/27(a)		7,707	7,469,358
3.25%, 07/15/31(a)		16,400	13,917,758
Nine Energy Service, Inc., 13.00%, 02/01/28		1,894	1,790,356
Northwest Pipeline LLC, 4.00%, 04/01/27		16,671	16,132,056

50	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66, 4.95%, 12/01/27	USD	6,975	$7,006,007
Pioneer Natural Resources Co., 1.90%, 08/15/30		2,222	1,809,283
Puma International Financing SA
5.13%, 10/06/24(a)		978	914,430
5.00%, 01/24/26(d)		994	884,536
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		25,601	25,661,804
5.63%, 03/01/25		24,829	24,986,619
5.88%, 06/30/26		22,510	22,971,678
5.90%, 09/15/37(a)		6,418	6,564,897
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(a)		436	433,084
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(a)		4,473	4,466,743
Sitio Royalties Corp., 11.40%, 09/21/26(e)		12,140	11,943,061
Suncor Energy, Inc., 6.50%, 06/15/38		1,638	1,754,331
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		1,688	1,526,577
Tap Rock Resources LLC, 7.00%, 10/01/26(a)		4,014	3,516,497
Targa Resources Corp., 5.20%, 07/01/27		12,497	12,392,505
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27		1,748	1,782,198
5.00%, 01/15/28		12,315	11,907,187
6.88%, 01/15/29		389	396,476
5.50%, 03/01/30		7,478	7,307,726
4.88%, 02/01/31		15,077	14,107,317
4.00%, 01/15/32		3,600	3,137,544
Texas Eastern Transmission LP
3.50%, 01/15/28(a)		9,413	8,843,385
7.00%, 07/15/32		937	1,074,240
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		15,320	16,410,008
4.00%, 03/15/28		13,905	13,300,590
4.60%, 03/15/48		5,266	4,622,995
3.95%, 05/15/50		2,211	1,757,781
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		674	693,593
Vantage Drilling International, 9.50%, 02/15/28(a)		2,145	2,102,550
Western Midstream Operating LP, 6.15%, 04/01/33		2,405	2,437,615
Williams Cos., Inc., 3.50%, 10/15/51		2,367	1,681,404

			684,187,688

Paper & Forest Products — 0.0%
Suzano Austria GmbH
5.75%, 07/14/26(a)		353	352,603
5.00%, 01/15/30		551	524,414
3.75%, 01/15/31		400	345,620
3.13%, 01/15/32		1,180	961,700

			2,184,337

Passenger Airlines — 0.4%
Air Canada Pass-Through Trust
Series 2017-1, Class AA, 3.30%, 01/15/30(a)		1,692	1,490,333
Series 2017-1, Class B, 3.70%, 01/15/26(a)		14	13,107
Allegiant Travel Co.
8.50%, 02/05/24(a)		5,339	5,339,000
7.25%, 08/15/27(a)		1,070	1,065,185
American Airlines Pass-Through Trust
4.00%, 12/15/24(e)		953	931,411
3.50%, 06/15/26(e)		3,761	3,487,875
Series 2015-2, Class AA, 3.60%, 09/22/27		878	804,482
Series 2015-2, Class B, 4.40%, 09/22/23		4,379	4,305,340
Series 2016-1, Class AA, 3.58%, 01/15/28		3,207	2,949,014

Security	Par (000)		Value

Passenger Airlines (continued)
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 06/15/28	USD	1,636	$1,467,782
Series 2017-1, Class AA, 3.65%, 02/15/29		547	497,729
Series 2019-1, Class AA, 3.15%, 02/15/32		4,421	3,866,529
American Airlines, Inc., 4.87%, 04/22/25(e)		426	423,969
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		10,553	10,332,504
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		1,008	883,084
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26		3,120	2,941,252
Series 2015-1, Class AA, 3.45%, 12/01/27		1,251	1,137,641
Series 2016-1, Class AA, 3.10%, 07/07/28		486	437,831
Series 2016-2, Class AA, 2.88%, 10/07/28		1,535	1,367,069
Series 2016-2, Class B, 3.65%, 10/07/25		174	161,866
Series 2018-1, Class AA, 3.50%, 03/01/30		1,051	942,221
Series 2019-2, Class AA, 2.70%, 05/01/32		2,976	2,506,819
Series 2019-2, Class B, 3.50%, 05/01/28		2,756	2,490,206
Series 2020-1, Class A, 5.88%, 10/15/27		15,677	15,629,616
Series 2020-1, Class B, 4.88%, 01/15/26		2,800	2,706,834

			68,178,699

Personal Care Products — 0.0%
Kenvue, Inc., 5.20%, 03/22/63(a)		2,665	2,761,175

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 4.55%, 02/20/48		2,368	2,237,454
Eli Lilly & Co.
4.88%, 02/27/53		1,620	1,675,090
4.95%, 02/27/63		1,460	1,502,188
Merck & Co., Inc., 2.35%, 06/24/40		2,681	1,973,234
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		1,825	1,802,711
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28		8,705	8,798,802
2.05%, 03/31/30		15,101	12,751,191

			30,740,670

Real Estate Management & Development — 0.1%
Agile Group Holdings Ltd.
7.88% (d)(l)		238	74,970
5.75%, 01/02/25(d)		200	106,000
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)		1,567	1,441,640
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(d)		868	843,045
China Aoyuan Group Ltd., 8.50%, 01/23/22(d)(f)(k)		362	32,580
China Evergrande Group
10.00%, 04/11/23(d)(f)(k)		600	45,113
11.50%, 01/22/24(f)(k)		2,077	156,813
China SCE Group Holdings Ltd.
7.38%, 04/09/24(d)		381	257,175
5.95%, 09/29/24(d)		277	146,810
Country Garden Holdings Co. Ltd., 2.70%, 07/12/26(d)		695	394,412
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(d)(f)(k)		465	47,663
11.75%, 04/17/22(d)(f)(k)		2,430	249,075
11.88%, 06/01/23(d)(f)(k)		1,093	112,033
7.95%, 06/30/23(f)(k)		530	55,719
12.25%, 10/18/23(f)(k)		200	20,500
10.88%, 01/09/24(f)(k)		2,657	272,342
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		2,299	2,067,950
Forestar Group, Inc. 3.85%, 05/15/26(a)		797	717,025

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development (continued)
Forestar Group, Inc. 5.00%, 03/01/28(a)	USD	1,884	$1,686,180
Greenland Global Investment Ltd., 6.75%, 09/26/25(d)		325	107,250
Howard Hughes Corp., 5.38%, 08/01/28(a)		2,364	2,152,682
Jingrui Holdings Ltd., 12.00%, 07/25/22(d)(f)(k)		800	68,366
Modern Land China Co. Ltd.
(7.00% Cash or 7.00% PIK), 7.00%, 12/30/23(d)(m)		171	12,388
(8.00% Cash or 8.00% PIK), 8.00%, 12/30/24(d)(m)		464	31,394
(9.00% Cash or 9.00% PIK), 9.00%, 12/30/25(d)(m)		509	34,128
(9.00% Cash or 9.00% PIK), 9.00%, 12/30/26(d)(m)		622	42,078
(9.00% Cash or 9.00% PIK), 9.00%, 12/30/27(d)(m)		1,171	76,711
New Metro Global Ltd., 6.80%, 08/05/23(d)		249	234,060
Redsun Properties Group Ltd.
9.70%, 04/16/23(d)(f)(k)		1,771	203,665
10.50%, 10/03/23(f)(k)		600	69,000
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25(d)		345	272,550
RKPF Overseas 2020 A Ltd., 5.13%, 07/26/26(d)		400	273,000
Ronshine China Holdings Ltd.
7.35%, 12/15/23(d)(f)(k)		200	13,500
7.10%, 01/25/25(d)(f)(k)		2,283	154,102
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/23(f)(k)		782	7,820
Theta Capital Pte Ltd., 8.13%, 01/22/25(d)		500	401,656
Yango Justice International Ltd.
10.25%, 09/15/22(f)(k)		606	12,120
9.25%, 04/15/23(d)(f)(k)		305	6,100
8.25%, 11/25/23(d)(f)(k)		1,700	34,000
7.50%, 04/15/24(d)(f)(k)		1,482	29,640
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(d)		200	168,500

			13,131,755

Residential REITs — 0.1%
National Retail Properties, Inc.
3.50%, 04/15/51		6,750	4,631,166
3.00%, 04/15/52		2,489	1,555,453
Realty Income Corp., 3.25%, 01/15/31		2,068	1,821,668

			8,008,287

Semiconductors & Semiconductor Equipment — 0.9%
Applied Materials, Inc., 3.30%, 04/01/27		1,830	1,766,715
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28		7,875	7,388,064
Broadcom, Inc.
2.45%, 02/15/31(a)		3,438	2,814,755
4.30%, 11/15/32		3,746	3,451,346
3.42%, 04/15/33(a)		24,731	20,692,661
3.47%, 04/15/34(a)		17,817	14,632,781
3.14%, 11/15/35(a)		4,887	3,758,393
4.93%, 05/15/37(a)		2,900	2,637,216
Intel Corp., 4.88%, 02/10/28		17,386	17,665,533
KLA Corp.
4.10%, 03/15/29		4,900	4,823,424
5.00%, 03/15/49		2,871	2,814,390
3.30%, 03/01/50		8,587	6,563,855
4.95%, 07/15/52		7,004	6,942,103
5.25%, 07/15/62		6,483	6,562,840
Lam Research Corp., 2.88%, 06/15/50		3,015	2,127,719
Marvell Technology, Inc., 4.20%, 06/22/23		1,890	1,881,929

Security	Par (000)		Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.
4.33%, 06/01/23	USD	2,790	$2,779,773
2.67%, 09/01/23		954	940,618
Micron Technology, Inc., 5.88%, 02/09/33		1,880	1,900,779
NVIDIA Corp., 3.50%, 04/01/50		2,845	2,329,087
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		3,210	3,274,004
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29		16,413	15,612,866
3.40%, 05/01/30		2,056	1,842,433
QUALCOMM, Inc.
5.40%, 05/20/33		10,907	11,708,664
4.80%, 05/20/45		5,328	5,307,191
4.30%, 05/20/47		2,160	2,002,772
6.00%, 05/20/53		8,441	9,590,193
Skyworks Solutions, Inc., 0.90%, 06/01/23		2,570	2,548,409

			166,360,513

Software — 0.8%
Autodesk, Inc., 2.40%, 12/15/31		2,505	2,083,489
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26		1,984	1,895,819
GoTo Group, Inc., 5.50%, 09/01/27(a)		8,500	4,349,661
Microsoft Corp., 2.92%, 03/17/52		3,237	2,460,677
Oracle Corp.
4.30%, 07/08/34		8,338	7,645,612
3.85%, 07/15/36		6,266	5,355,220
3.80%, 11/15/37		3,781	3,139,130
6.13%, 07/08/39		2,405	2,502,318
3.60%, 04/01/40		20,141	15,632,256
5.38%, 07/15/40		1,828	1,750,115
3.65%, 03/25/41(h)		15,044	11,606,616
4.13%, 05/15/45		12,066	9,475,286
4.00%, 07/15/46		8,806	6,718,570
4.00%, 11/15/47		13,547	10,333,069
3.60%, 04/01/50		26,225	18,601,249
3.95%, 03/25/51		17,593	13,238,336
4.10%, 03/25/61		3,640	2,677,319
Playtika Holding Corp., 4.25%, 03/15/29(a)		465	387,113
S&P Global, Inc., 4.75%, 08/01/28		8,196	8,315,913
Salesforce, Inc., 3.05%, 07/15/61		4,176	2,865,711
VMware, Inc.
1.80%, 08/15/28		6,203	5,238,177
2.20%, 08/15/31		14,508	11,486,119

			147,757,775

Specialty Retail — 0.2%
Home Depot, Inc., 2.38%, 03/15/51		5,010	3,152,973
Lowe’s Cos., Inc.
1.70%, 09/15/28		6,056	5,239,414
3.65%, 04/05/29		13,903	13,162,924
4.50%, 04/15/30		8,234	8,137,011
2.80%, 09/15/41		3,000	2,126,384

			31,818,706

Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.
2.65%, 05/11/50		2,634	1,856,803
2.65%, 02/08/51		3,611	2,530,422
2.80%, 02/08/61		14,640	9,963,351
4.10%, 08/08/62		2,294	2,044,838
CA Magnum Holdings, 5.38%, 10/31/26(d)		400	353,000
Dell International LLC/EMC Corp.
4.90%, 10/01/26		11,061	11,032,985
5.25%, 02/01/28		2,354	2,376,875

52	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp.
8.35%, 07/15/46	USD	552	$672,438
Hewlett Packard Enterprise Co.
5.90%, 10/01/24		16,985	17,199,154
6.35%, 10/15/45		1,227	1,291,886
HP, Inc., 6.00%, 09/15/41		3,064	3,136,686
Xerox Holdings Corp., 5.00%, 08/15/25(a)		4,252	4,011,656

			56,470,094

Textiles, Apparel & Luxury Goods — 0.0%

William Carter Co., 5.63%, 03/15/27(a)		105	102,056

Tobacco — 0.5%
Altria Group, Inc.
3.13%, 06/15/31	EUR	12,780	11,820,701
5.80%, 02/14/39	USD	8,015	7,824,678
4.50%, 05/02/43		8,369	6,691,870
BAT Capital Corp.
4.54%, 08/15/47		2,313	1,722,561
4.76%, 09/06/49		5,987	4,591,626
3.98%, 09/25/50		3,618	2,483,917
Philip Morris International, Inc.
5.13%, 11/17/27		19,117	19,562,599
4.88%, 02/15/28		16,782	16,937,766
1.45%, 08/01/39	EUR	10,050	6,307,649
Reynolds American, Inc., 5.85%, 08/15/45	USD	3,057	2,756,067

			80,699,434

Wireless Telecommunication Services — 0.2%
Digicel Group Holdings Ltd., (5.00% Cash and 3.00% PIK or 8.00% PIK), 8.00%, 04/01/25(a)(m)		1,101	437,577
Kenbourne Invest SA
6.88%, 11/26/24(a)		955	716,131
4.70%, 01/22/28(a)		720	414,360
Millicom International Cellular SA, 6.63%, 10/15/26(a)		495	471,580
Rogers Communications, Inc., 3.80%, 03/15/32(a)		20,207	18,134,778
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(a)		350	347,769
T-Mobile U.S.A., Inc., 3.88%, 04/15/30		13,998	13,134,515
Vodafone Group PLC
4.13%, 05/30/25		2,734	2,703,609
5.75%, 02/10/63		900	890,776

			37,251,095

Total Corporate Bonds — 24.3% (Cost: $4,655,190,992)			4,369,212,562

Floating Rate Loan Interests

Beverages — 0.0%
City Brewing Co. LLC, Closing Date Term Loan (First Lien), (1-mo. LIBOR US + 3.50%, 0.75% Floor), 8.33%, 04/05/28(c)		2,136	857,641
Naked Juice LLC, Initial Loan (Second Lien), (3-mo. CME Term SOFR US + 6.00%, 0.50% Floor), 11.00%, 01/24/30(c)		460	343,082
Triton Water Holdings, Inc., Initial Term Loan (First Lien), (3-mo. LIBOR US + 3.50%, 0.50% Floor), 8.66%, 03/31/28(c)		991	885,356

			2,086,079

Security	Par (000)		Value

Building Products — 0.0%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1-mo. LIBOR US + 3.25%, 0.50% Floor), 7.93%, 04/12/28(c)	USD	999	$874,949
CP Iris Holdco I, Inc., Initial Term Loan (First Lien), (1-mo. LIBOR US + 3.50%, 0.50% Floor), 8.41%, 10/05/28(c)		850	794,387

			1,669,336

Capital Markets — 0.1%
OVG Business Services LLC, Initial Term Loan, (1-mo. LIBOR US + 6.25%, 1.00% Floor), 6.25%, 11/20/28(c)(e)		3,055	2,963,486
Paradise Plaza Associates LLC, Term Loan, (1- mo. LIBOR US + 3.60%, 0.15% Floor), 8.32%, 12/09/26(c)(e)		12,468	12,066,960

			15,030,446

Chemicals — 0.1%
Aruba Investments Holdings LLC, Initial Dollar Term Loan (First Lien), (1-mo. LIBOR US + 4.00%, 0.75% Floor), 8.59%, 11/24/27(c)		1,079	1,050,261
Bakelite U.S. Holdco, Inc., Initial Loan, (3-mo. CME Term SOFR US + 4.00%, 0.50% Floor), 9.05%, 05/27/29(c)		7,403	7,032,905
Flexsys Holdings, Inc., Initial Term Loan (First Lien), (1-mo. LIBOR US + 5.25%, 0.75% Floor), 10.17%, 11/01/28(c)		2,295	2,067,099
LSF11 A5 Holdco LLC, Term Loan, (1-mo. SOFR US + 3.50%, 0.50% Floor), 8.42%, 10/15/28(c) .		2,128	2,059,884
SCIH Salt Holdings, Inc., Incremental Term B-1 Loan (First Lien), (3-mo. LIBOR US + 4.00%, 0.75% Floor), 8.83%, 03/16/27(c)		2,232	2,172,917

			14,383,066

Commercial Services & Supplies — 0.2%
AEA International Holdings (Luxembourg) S.a.r.l., Initial Term Loan (First Lien), (3-mo. LIBOR US + 3.75%, 0.50% Floor), 8.94%, 09/07/28(c)(e)		3,758	3,730,139
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial U.S. Dollar Term Loan, (1-mo. LIBOR US + 3.75%, 0.50% Floor), 8.66%, 05/14/28(c)		3,729	3,535,440
American Auto Auction Group LLC, Tranche B Term Loan (First Lien), 9.90%, 12/30/27(c)		2,891	2,491,837
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1-mo. LIBOR US + 5.25%, 0.50% Floor), 9.88%, 12/21/28(c)		3,154	2,803,264
DS Parent, Inc., Term B Loan, (3-mo. LIBOR US + 5.75%, 0.75% Floor), 10.79%, 12/10/28(c)		2,103	2,026,315
Interface Security Systems LLC, Initial Term Loan, (1-mo. LIBOR US + 7.00%, 1.75% Floor), 11.84%, 08/07/23(c)(e)		6,318	5,584,256
MIP V Waste LLC, Initial Term Loan, (1-mo. LIBOR US + 3.25%, 0.50% Floor), 8.09%, 12/10/28(c)		1	1,338
ProFrac Holdings II LLC, Term Loan, (6-mo. CME Term SOFR US + 7.25%, 1.00% Floor), 7.25%, 03/04/25(c)		5,230	5,171,111
Project Beeper, Term Loan B, 8.38%, 12/21/27(e)		5,337	5,283,630
Signal Parent, Inc., Initial Term Loan, (1-mo. LIBOR US + 3.50%, 0.75% Floor), 8.31%, 04/01/28(c)		3,385	2,229,679

			32,857,009

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction & Engineering — 0.1%
DuPont Hotel Project Owner LLC, Loan, 7.35%, 04/01/24(e)(n)	USD	12,240	$11,600,470

Consumer Finance — 0.0%
Crédito Real SAB de CV, SOFOM, ENR (Marevalley Corp.), Tranche A Loan, (1-mo. LIBOR US + 3.75%, 0.00% Floor), 3.75%, 05/01/23(e)(n)		571	42,788

Diversified Telecommunication Services — 0.0%
Connect Finco S.a.r.l., Amendment No. 1 Refinancing Term Loan, (1-mo. LIBOR US + 3.50%, 1.00% Floor), 8.35%, 12/12/26(c)		2,459	2,440,508

Electronic Equipment, Instruments & Components — 0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan, (1-mo. CME Term SOFR US + 6.25%, 1.00% Floor), 11.16%, 12/29/27		1,628	1,530,592
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien), (1-mo. LIBOR US + 8.00%, 1.00% Floor), 13.19%, 02/28/26(c)		1,795	460,723

			1,991,315

Financial Services — 0.8%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1-mo. LIBOR US + 4.00%, 0.00% Floor), 8.60%, 11/15/23(c)(e)		7,082	3,556,353
Aspen Owner LLC, Advance, (1-mo. CME Term SOFR US + 2.90%, 0.10% Floor), 7.73%, 02/10/25(c)(e)		14,898	14,311,764
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan, (1-mo. LIBOR US + 2.05%, 0.00% Floor), 6.77%, 03/09/24(c)(e)		16,547	16,188,399
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (1-mo. LIBOR US + 2.10%, 0.00% Floor), 7.04%, 01/09/24(c)(e)		12,143	10,524,998
Caliber Home Loans, Inc., Advances, (1-mo. SOFR US + 3.25%, 0.00% Floor), 7.91%, 07/24/25(c)(e)		18,650	18,556,750
HLP Hotel LLC, Term Loan, (1-mo. LIBOR US + 3.43%, 1.00% Floor), 8.15%, 09/09/26(c)(e)		12,200	11,938,980
HP LQ Investment LP, Term Loan, (1-mo. CME Term SOFR US + 3.00%, 0.00% Floor), 7.57- 7.70%%, 12/09/26(c)(e)		12,200	11,802,247
Mensa II Austin Hotel LP, Promissory Note A-3, (1-mo. LIBOR US + 3.48%, 0.25% Floor), 8.14%, 06/01/24(c)(e)		14,460	13,945,178
Project Pearl Pasco Holdings LLC, Advance, (1- mo. LIBOR US + 2.75%, 0.00% Floor), 7.06%, 09/15/24(c)(e)		22,795	22,597,484
The Vinoy St. Petersburg, Note A, (1-mo. LIBOR US + 2.55%, 0.50% Floor), 7.40%, 06/09/26(c)(e)		14,628	14,090,514
Woof Holdings, Inc., Initial Term Loan (First Lien), (3-mo. LIBOR US + 3.75%, 0.75% Floor), 8.53%, 12/21/27(c)(e)		811	774,928

			138,287,595

Security	Par (000)		Value

Food Products — 0.0%
BCPE North Star U.S. Holdco 2, Inc., Initial Term Loan (First Lien), (3-mo. LIBOR US + 4.00%, 0.75% Floor), 9.16%, 06/10/28(c)	USD	4,923	$4,504,684
Shearer’s Foods LLC, Refinancing Term Loan (First Lien), (1-mo. LIBOR US + 3.50%, 0.75% Floor), 8.34%, 09/23/27(c)		967	943,075

			5,447,759

Health Care Providers & Services — 0.0%
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (3-mo. LIBOR US + 7.00%, 0.50% Floor), 11.99%, 11/01/29		1,587	1,436,235
Select Medical Corp., Tranche B Term Loan, (1- mo. LIBOR US + 2.50%, 0.00% Floor), 7.35%, 03/06/25(c)		1,124	1,118,012

			2,554,247

Hotels, Restaurants & Leisure — 0.3%
Aimbridge Acquisition Co., Inc. 2021 Term Loan (First Lien), (1-mo. LIBOR US + 4.75%, 0.75% Floor), 9.53%, 02/01/26(c)		877	835,783
Initial Term Loan (2019) (First Lien), (1-mo. LIBOR US + 3.75%, 0.00% Floor), 8.38%, 02/01/26(c)		1,673	1,593,547
Bally’s Corp., Term B Facility Loan, (1-mo. LIBOR US + 3.25%, 0.50% Floor), 7.96%, 10/01/28(c) .		11,676	11,123,917
ECL Entertainment LLC, Term B Loan, (1-mo. LIBOR US + 7.50%, 0.75% Floor), 12.42%, 04/30/28(c)		2,842	2,815,146
Fertitta Entertainment LLC, Initial B Term Loan, (1-mo. CME Term SOFR US + 4.00%, 0.50% Floor), 8.81%, 01/27/29(c)		7,308	7,182,540
Herschend Entertainment Co. LLC, Initial Term Loan (2021), (1-mo. LIBOR US + 3.75%, 0.50% Floor), 8.63%, 08/27/28(c)		1,896	1,880,330
HRNI Holdings LLC (FKA Spectacle Gary Holdings LLC), Term B Loan, (1-mo. LIBOR US + 4.25%, 0.75% Floor), 9.09%, 12/10/28(c)		9,131	8,834,068
Maverick Gaming LLC, Term B Facility Loan, (3- mo. LIBOR US + 7.50%, 1.00% Floor), 12.45%, 09/03/26(c)		2,790	1,878,380
Sodalite Tahoe Hotel LLC, Term Loan, (1-mo. LIBOR US + 2.90%, 0.00% Floor), 7.61%, 10/25/26(c)(e)		9,699	9,345,220

			45,488,931

Household Products — 0.0%
Conair Holdings LLC, Initial Term Loan (First Lien), (3-mo. LIBOR US + 3.75%, 0.50% Floor), 8.91%, 05/17/28(c)(e)		539	490,593
Kronos Acquisition Holdings, Inc., Initial Loan, (3-mo. CME Term SOFR US + 6.00%, 1.00% Floor), 11.03%, 12/22/26(c)		733	707,237
SWF Holdings I Corp., Initial Term Loan (First Lien), (3-mo. LIBOR US + 4.00%, 0.75% Floor), 8.75%, 10/06/28(c)		1,971	1,652,424

			2,850,254

Independent Power and Renewable Electricity Producers — 0.0%
Talen Energy Supply LLC, Interim Term Loan, (3-mo. CME Term SOFR US + 4.75%, 0.75% Floor), 9.51 - 9.57%%, 11/13/23(c)		6,307	6,302,270

54	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

IT Services — 0.0%
GoTo Group, Inc., Initial Term Loan (First Lien), (1-mo. LIBOR US + 4.75%, 0.00% Floor), 9.59%, 08/31/27(c)	USD	1,605	$908,314

Leisure Products — 0.0%
J & J Ventures Gaming LLC, Initial Term Loan, (3-mo. LIBOR US + 4.00%, 0.75% Floor), 9.16%, 04/26/28(c)		1,904	1,837,915

Machinery — 0.0%
Apex Tool Group LLC, Initial Term Loan (First Lien), (1-mo. CME Term SOFR US + 5.25%, 0.50% Floor), 10.09%, 02/08/29(c)		2,896	2,536,817
Gates Global LLC, Initial B-3 Dollar Term Loan, (1-mo. LIBOR US + 2.50%, 0.75% Floor), 7.41%, 03/31/27(c)		784	777,813
Hydrofarm Holdings Group, Inc., Term Loan, (3- mo. LIBOR US + 5.50%, 1.00% Floor), 10.35%, 10/25/28(e)		2,259	1,965,678

			5,280,308

Media — 0.1%
DirecTV Financing LLC, Closing Date Term Loan, (1-mo. LIBOR US + 5.00%, 0.75% Floor), 9.84%, 08/02/27(c)		1,986	1,907,527
Gray Television, Inc., Term D Loan, (1-mo. LIBOR US + 3.00%, 0.00% Floor), 7.66%, 12/01/28(c) .		6,024	5,846,833

			7,754,360

Metals & Mining — 0.0%
American Rock Salt Co. LLC, Initial Loan (First Lien), (1-mo. LIBOR US + 4.00%, 0.75% Floor), 8.84%, 06/11/28(c)		551	529,334

Oil, Gas & Consumable Fuels — 0.0%
DT Midstream, Inc., Initial Term Loan, (1-mo. LIBOR US + 2.00%, 0.50% Floor), 6.85%, 06/10/28(c)		734	733,051

Passenger Airlines — 0.0%
Kestrel Bidco, Inc., Term Loan, (1-mo. LIBOR US + 3.00%, 1.00% Floor), 7.86%, 12/11/26(c)		3	2,493

Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR US + 5.00%, 0.75% Floor), 10.05%, 01/21/29(c)		1,649	1,615,756

Real Estate Management & Development — 0.1%
MUPR 3 Assets LLC, Facility, (1-mo. SOFR US + 2.75%, 0.00% Floor), 7.30%, 03/25/24(c)(e)		7,564	7,544,920
OD Intermediate SUBI Holdco II LLC, Closing Date Advance, 10.00%, 04/01/26(e)(o)		7,736	7,294,840

			14,839,760

Software — 0.1%
Avaya, Inc., Tranche B-3 Term Loan, (1-mo. CME Term SOFR US + 10.00%, 1.00% Floor), 14.56%, 12/15/27(c)		128	30,689
ConnectWise LLC, Initial Term Loan, (3-mo. LIBOR US + 3.50%, 0.50% Floor), 8.34%, 09/30/28(c)		4,962	4,780,878

Security	Par (000)		Value

Software (continued)
EIS Group Ltd., Closing Date Term Loan, (1-mo. CME Term SOFR US + 7.00%, 1.00% Floor), 7.00%, 07/08/28(c)(e)	USD	12,826	$12,601,134
EIS Group, Ltd., Revolving Loan, (3-mo. CME Term SOFR US + 7.00%, 0.75% Floor), 7.00%, 07/10/28(c)(e)		1,283	1,260,114

			18,672,815

Specialty Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (3-mo. LIBOR US + 3.25%, 0.50% Floor), 8.09%, 11/23/28(c)		3,228	3,209,739
LBM Acquisition LLC, Initial Term Loan (First Lien), (3-mo. LIBOR US + 3.75%, 0.75% Floor), 8.59%, 12/18/27(c)		1	852
Park River Holdings, Inc., Initial Term Loan (First Lien), (3-mo. LIBOR US + 3.25%, 0.75% Floor), 8.00%, 12/28/27(c)		527	483,494

			3,694,085

Technology Hardware, Storage & Peripherals — 0.1%
Redstone Holdco 2 LP
Initial Loan (Second Lien), (3-mo. LIBOR US + 7.75%, 0.75% Floor), 12.56%, 08/06/29(c)		4,728	2,637,562
Initial Term Loan (First Lien), (3-mo. LIBOR US + 4.75%, 0.75% Floor), 9.57%, 04/27/28(c)		8,957	6,997,853

			9,635,415

Textiles, Apparel & Luxury Goods — 0.0%
Tory Burch LLC, Initial Term B Loan, (1-mo. LIBOR US + 3.00%, 0.50% Floor), 8.34%, 04/16/28(c)		3,462	3,213,492

Transportation Infrastructure — 0.0%
Green Plains Operating Co. LLC, Loan, (3-mo. LIBOR US + 8.00%, 0.00% Floor), 12.87%, 07/20/26(c)(e)		6,407	6,367,277

Total Floating Rate Loan Interests — 2.0% (Cost: $383,167,114)			358,116,448

Foreign Agency Obligations

Argentina — 0.0%
YPF SA
7.00%, 09/30/33(b)(d)		827	539,352
7.00%, 12/15/47(a)		664	415,000

			954,352

Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%, 08/05/26(d)		1,107	1,027,642

Colombia — 0.1%
Ecopetrol SA
5.88%, 09/18/23		428	427,897
4.13%, 01/16/25		2,211	2,129,193
6.88%, 04/29/30		4,346	3,976,764
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		470	355,526
Oleoducto Central SA, 4.00%, 07/14/27(d)		1,329	1,142,774

			8,032,154

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)	USD	420	$381,196
Freeport Indonesia PT, 4.76%, 04/14/27(a)		665	647,253

			1,028,449

Mexico — 0.1%
Comision Federal de Electricidad, 4.88%, 01/15/24(d)		1,107	1,089,911
Mexico City Airport Trust, 4.25%, 10/31/26(d)		1,107	1,056,493
Petroleos Mexicanos
4.88%, 01/18/24		1,107	1,090,949
7.19%, 09/12/24	MXN	25,657	1,313,739
6.88%, 10/16/25	USD	683	673,523
6.88%, 08/04/26		636	600,956
6.50%, 03/13/27		2,230	2,015,028
8.75%, 06/02/29		5,371	4,964,953
6.70%, 02/16/32		909	720,655
5.50%, 06/27/44		600	355,800
6.75%, 09/21/47		817	527,986
6.35%, 02/12/48		1,543	954,731

			15,364,724

Morocco — 0.0%
OCP SA, 4.50%, 10/22/25(d)		761	737,694

Saudi Arabia — 0.0%
Gaci First Investment Co.
5.00%, 10/13/27(d)		3,440	3,487,300
4.75%, 02/14/30(d)		3,270	3,290,438

			6,777,738

South Korea — 0.0%
Korea National Oil Corp.
4.75%, 04/03/26(d)		200	199,306
4.88%, 04/03/28(d)		200	201,332

			400,638

Total Foreign Agency Obligations — 0.2% (Cost: $35,250,001)			34,323,391

Foreign Government Obligations

Angola — 0.0%
Republic of Angola, 8.75%, 04/14/32(a)		1,078	909,563

Colombia — 0.0%
Colombian TES
5.75%, 11/03/27	COP	14,812,000	2,568,055
7.00%, 03/26/31		4,628,000	764,554
7.25%, 10/18/34		8,061,000	1,249,862
Republic of Colombia
8.00%, 04/20/33	USD	856	877,828
4.13%, 05/15/51		1,020	630,360

			6,090,659

Czechia — 0.0%
Czech Republic
0.95%, 05/15/30(d)	CZK	20,780	739,806
5.00%, 09/30/30		59,700	2,805,085
4.20%, 12/04/36(d)		19,790	870,005

			4,414,896

Dominican Republic — 0.0%
Dominican Republic, 7.05%, 02/03/31(a)	USD	1,384	1,391,785

Egypt — 0.0%
Arab Republic of Egypt, 7.50%, 02/16/61(d)		2,179	1,170,259

Security	Par (000)		Value

Ghana — 0.0%
Republic of Ghana, 7.63%, 05/16/29(d)(f)(k)	USD	687	$236,285

Indonesia — 0.1%
Republic of Indonesia
6.38%, 08/15/28	IDR	30,187,000	2,011,796
9.00%, 03/15/29		14,265,000	1,067,780
8.25%, 05/15/29		21,851,000	1,582,148
2.85%, 02/14/30	USD	2,600	2,344,550
3.05%, 03/12/51		11,595	8,523,600

			15,529,874

Mexico — 0.5%
United Mexican States
5.00%, 03/06/25	MXN	105,300	5,301,551
5.75%, 03/05/26		72,497	3,631,745
7.50%, 06/03/27		82,900	4,362,382
8.50%, 05/31/29		137,430	7,507,800
2.66%, 05/24/31	USD	16,739	14,010,543
7.50%, 05/26/33	MXN	470,300	23,760,720
8.50%, 11/18/38		22,428	1,188,843
4.50%, 01/31/50	USD	25,868	20,844,758

			80,608,342

Morocco — 0.0%
Kingdom of Morocco, 6.50%, 09/08/33(a)		2,124	2,187,720

Panama — 0.1%
Republic of Panama
3.88%, 03/17/28		7,669	7,342,109
6.40%, 02/14/35		1,587	1,651,273
6.85%, 03/28/54		769	788,706
4.50%, 04/01/56		10,739	7,969,009

			17,751,097

Peru — 0.1%
Republic of Peru
4.13%, 08/25/27		6,860	6,719,799
3.55%, 03/10/51		9,365	6,841,132

			13,560,931

Philippines — 0.1%
Republic of the Philippines
3.00%, 02/01/28		11,468	10,781,181
3.20%, 07/06/46		12,110	8,977,870

			19,759,051

Poland — 0.1%
Republic of Poland
4.88%, 10/04/33		5,315	5,292,305
4.25%, 02/14/43(d)	EUR	1,985	2,087,569

			7,379,874

Romania — 0.0%
Romanian Government, 2.13%, 03/07/28(d)		1,275	1,173,858

Russian Federation — 0.0%
Russian Federation, 6.10%, 07/18/35(f)(k)	RUB	363,972	234,367

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 3.45%, 02/02/61(d)	USD	1,877	1,325,983

South Africa — 0.0%
Republic of South Africa, 9.00%, 01/31/40	ZAR	29,671	1,354,004

Spain — 0.0%
Kingdom of Spain, 3.15%, 04/30/33(a)(d)	EUR	6,070	6,480,880

Sri Lanka — 0.0%
Republic of Sri Lanka 5.75%, 04/18/23(d)(f)(k)	USD	200	70,288

56	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Sri Lanka (continued)
Republic of Sri Lanka
6.85%, 03/14/24(d)(f)(k)	USD	628	$220,506
6.35%, 06/28/24(d)(f)(k)		459	161,166
6.83%, 07/18/26(d)(f)(k)		200	72,022

			523,982

Turkey — 0.0%
Republic of Turkey, 4.88%, 04/16/43		2,796	1,848,855

Ukraine — 0.0%
Ukraine Government
7.38%, 09/25/34(a)(f)(k)		728	124,488
7.25%, 03/15/35(a)(f)(k)		918	156,806

			281,294

Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/27		5,923	5,940,780
5.10%, 06/18/50		6,207	6,225,220

			12,166,000

Total Foreign Government Obligations — 1.1% (Cost: $226,861,885)			196,379,559

	Shares

Investment Companies

Fixed-Income Funds — 0.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(p)		239,000	26,196,790
SPDR Portfolio Intermediate Term Corporate Bond ETF(g)		283,000	9,194,670

			35,391,460

Total Investment Companies — 0.2% (Cost: $35,158,028)			35,391,460

	Par (000)

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD	9,275	12,204,461
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	5,017,690
Los Angeles Unified School District
GO, 5.75%, 07/01/34		555	602,010
GO, 6.76%, 07/01/34		9,940	11,509,078
State of California
GO, 7.55%, 04/01/39		4,000	5,173,133
Refunding GO, 4.60%, 04/01/38		22,215	21,522,276
University of California, RB, 4.86%, 05/15/2112		2,467	2,232,150

			58,260,798

Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		3,263	3,599,895

Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		17,635	17,570,603

Massachusetts — 0.0%
Massachusetts HFA, RB, Series A, 4.50%, 12/01/48		965	933,373

Security	Par (000)		Value

New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40	USD	3,126	$3,930,316

New York — 0.1%
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		985	988,007
RB, 6.67%, 11/15/39		470	506,758
RB, Series E, 6.81%, 11/15/40		1,025	1,111,850
New York City Water & Sewer System
RB, 6.01%, 06/15/42		850	978,506
RB, 5.88%, 06/15/44		1,665	1,896,155
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,545,799
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	3,014,791
RB, 4.96%, 08/01/46		5,020	5,131,837
RB, 4.93%, 10/01/51		1,400	1,427,504

			16,601,207

Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	4,876,222

Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	4,801,299
State of Texas, GO, 5.52%, 04/01/39		5,715	6,286,152

			11,087,451

Total Municipal Bonds — 0.6% (Cost: $129,874,759)			116,859,865

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 4.5%
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)		37	18,698
Series 2018-A, Class B, 0.00%, 04/25/58(a)		75	74,484
Series 2018-B, Class B, 0.00%, 02/26/57(a)		173	149,927
Series 2018-E, Class C, 0.00%, 06/25/58(a)(c)		3	2,741
Series 2018-F, Class C, 0.00%, 11/25/58(a)		232	153,400
Series 2019-E, Class B, 4.88%, 09/25/59(a)(b)		418	413,516
Series 2019-E, Class C, 0.00%, 09/25/59(a)		5,320	5,291,827
Series 2019-G, Class A, 3.00%, 09/25/59(a)(b)		1,655	1,633,047
Series 2019-G, Class B, 4.25%, 09/25/59(a)(b)		2,120	1,972,106
Series 2019-G, Class C, 0.00%, 09/25/59(a)		4,911	2,698,980
Series 2019-H, Class C, 0.00%, 11/25/59(a)		1,826	1,735,058
Series 2020-A, Class A, 2.38%, 12/25/59(a)(b)		17,458	17,218,134
Series 2020-A, Class B, 3.50%, 12/25/59(a)(b)		3,853	3,778,525
Series 2020-A, Class C, 0.00%, 12/25/59(a)		9,068	5,617,409
Series 2020-C, Class A, 2.25%, 09/27/60(a)(b)		894	868,914
Series 2020-C, Class B, 5.00%, 09/27/60(a)(b)		2,981	2,772,595
Series 2020-C, Class C, 0.00%, 09/27/60(a)		9,355	7,934,858
Series 2020-D, Class A, 2.25%, 06/25/60(a)(b)		4,262	4,074,337
Series 2020-D, Class B, 5.00%, 06/25/60(a)(b)		4,238	3,942,165
Series 2020-D, Class C, 0.00%, 06/25/60(a)		10,007	8,661,445
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		12,194	11,400,823
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		3,277	2,954,031
Series 2021-C, Class C, 0.00%, 01/25/61(a)		8,257	8,512,147
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		28,573	26,019,244
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		5,836	5,274,195
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)		8,582	8,896,619
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		24,409	20,897,892
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		4,422	3,629,378
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		2,669	2,154,120

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2021-E, Class B3, 3.42%, 12/25/60(a)(c)	USD	7,653	$2,842,652
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		1,744	1,383,745
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)		111	53,025
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		44,869	40,213,827
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		6,403	5,784,202
Series 2021-F, Class C, 0.00%, 06/25/61(a)(e)		11,930	11,435,390
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		42,432	39,018,069
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		8,006	7,076,663
Series 2021-G, Class C, 0.00%, 06/25/61(a)		14,458	14,344,330
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(b)		22,757	21,199,941
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)		1,244	1,043,767
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)		664	545,385
Series 2022-A, Class B, 3.00%, 10/25/61(a)		4,977	3,386,038
Series 2022-A, Class C, 3.00%, 10/25/61(a)		2,473	3,308,517
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		726	580,313
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		3,256	2,494,650
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		207	152,768
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(b)		28,609	26,826,535
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)		937	729,617
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)		803	612,704
Series 2022-B, Class B, 3.00%, 03/27/62(a)		4,464	2,763,998
Series 2022-B, Class C, 3.00%, 03/27/62(a)(e)		2,698	2,698,124
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		603	446,925
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		2,991	2,120,565
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(c)(e)		31,051	28,926,696
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(c)(e)		1,258	1,042,336
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(c)(e)		713	553,068
Series 2023-A, Class B, 2.50%, 07/25/62(a)(c)(e)		4,194	2,881,491
Series 2023-A, Class C, 2.50%, 07/25/62(a)(c)(e)		2,101	2,144,946
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(c)(e)		2,160	1,600,628
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12-mo. Federal Reserve Cumulative Average US + 0.94%), 4.08%, 10/25/46(c)		635	432,880
Series 2006-4, Class 1A12, (1-mo. LIBOR US + 0.21%), 5.06%, 10/25/46(c)		1,714	912,322
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 3.84%, 02/25/47(c)		628	248,492
Angel Oak Mortgage Trust, Series 2020-4, Class A3, 2.81%, 06/25/65(a)(c)		1,056	964,433
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3, 3.30%, 07/26/49(a)(c)		73	72,325
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3, 2.87%, 04/25/65(a)(c)		1,672	1,541,164
APS Resecuritization Trust
Series 2016-1, Class 1MZ, 2.98%, 07/31/57(a)(c)		7,999	3,193,400
Series 2016-3, Class 3A, (1-mo. LIBOR US + 2.85%), 7.70%, 09/27/46(a)(c)		1,051	1,047,927
ARI Investments LLC, Series 2019-1, 8.20%, 01/30/25(e)		2,992	2,842,484
Banc of America Funding Trust Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)		3,537	927,144

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)	USD	1,018	$980,779
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		28,119	25,236,733
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		3,139	2,836,125
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(e)		7,033	6,556,218
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(b)		6,086	5,775,223
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(b)		13,325	12,533,185
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(b)(e)		2,105	1,812,713
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(e)		3,738	2,185,941
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)		56	26,156
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1-mo. LIBOR US + 0.15%), 4.42%, 05/28/36(a)(c)		2,212	2,089,048
Bear Stearns ALT-A Trust, Series 2007-1, Class 1A1, (1-mo. LIBOR US + 0.32%), 5.17%, 01/25/47(c)		946	726,629
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(b)		158	105,389
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. LIBOR US + 0.28%), 5.13%, 08/25/36(c)		394	379,546
Series 2007-AR2, Class A1, (1-mo. LIBOR US + 0.17%), 5.02%, 03/25/37(c)		206	183,725
Series 2007-AR3, Class 1A1, (1-mo. LIBOR US + 0.14%), 4.99%, 03/25/37(c)		361	296,051
Series 2007-AR4, Class 2A1, (1-mo. LIBOR US + 0.21%), 5.06%, 06/25/37(c)		338	299,100
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.56%, 12/25/35(a)(c)(e)(p)		3	—
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		18,860	8,481,799
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		2,436	2,177,931
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(b)		846	836,782
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,156	965,615
Series 2008-2, Class 1A1, 6.50%, 06/25/38		3,577	2,783,989
CitiMortgage Alternative Loan Trust, Series 2007- A6, Class 1A11, 6.00%, 06/25/37		527	455,112
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/65(a)(c)		353	328,848
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. LIBOR US + 0.35%), 5.20%, 06/25/35(c)		2,866	2,336,233
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 4.14%, 02/25/36(c)		480	420,417
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,384	724,972
Series 2006-15CB, Class A1, 6.50%, 06/25/36 .		314	157,398

58	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2006-23CB, Class 2A5, (1-mo. LIBOR US + 0.40%), 5.25%, 08/25/36(c)	USD	4,874	$1,049,173
Series 2006-OA14, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 1.73%), 4.87%, 11/25/46(c)		2,109	1,582,126
Series 2006-OA16, Class A2, (1-mo. LIBOR US + 0.38%), 5.23%, 10/25/46(c)		2,392	2,082,852
Series 2006-OA16, Class A4C, (1-mo. LIBOR US + 0.68%), 5.53%, 10/25/46(c)		3,903	2,750,718
Series 2006-OA21, Class A1, (1-mo. LIBOR US + 0.19%), 4.95%, 03/20/47(c)		5,402	4,373,850
Series 2006-OA8, Class 1A1, (1-mo. LIBOR US + 0.38%), 5.23%, 07/25/46(c)		266	219,482
Series 2006-OC10, Class 2A3, (1-mo. LIBOR US + 0.46%), 5.31%, 11/25/36(c)		1,618	1,336,402
Series 2006-OC7, Class 2A3, (1-mo. LIBOR US + 0.50%), 5.35%, 07/25/46(c)		1,768	1,516,577
Series 2007-14T2, Class A1, 6.00%, 07/25/37	.	2,096	1,074,122
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		270	133,454
Series 2007-OA3, Class 1A1, (1-mo. LIBOR US + 0.28%), 5.13%, 04/25/47(c)		638	542,423
Series 2007-OA3, Class 2A2, (1-mo. LIBOR US + 0.36%), 5.21%, 04/25/47(c)		5	305
Series 2007-OA8, Class 2A1, (1-mo. LIBOR US + 0.36%), 5.21%, 06/25/47(c)		211	151,198
Series 2007-OH2, Class A2A, (1-mo. LIBOR US + 0.48%), 5.33%, 08/25/47(c)		257	202,887
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1-mo. LIBOR US + 0.54%), 5.39%, 02/25/35(c)		134	115,644
Series 2006-OA4, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.96%), 4.10%, 04/25/46(c)		1,205	374,431
Series 2006-OA5, Class 3A1, (1-mo. LIBOR US + 0.40%), 5.25%, 04/25/46(c)		437	392,169
Series 2007-15, Class 2A2, 6.50%, 09/25/37		7,438	3,199,041
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,101	3,375,752
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)		11,181	10,416,458
Credit Suisse Mortgage Trust
Series 2014-4R, Class 16A3, (1-mo. LIBOR US + 0.20%), 5.15%, 02/27/36(a)(c)		474	438,952
Series 2014-9R, Class 9A1, (1-mo. LIBOR US + 0.12%), 4.74%, 08/27/36(a)(c)		825	630,399
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1- mo. LIBOR US + 1.35%), 6.20%, 11/25/35(c)		1,196	284,233
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1-mo. LIBOR US + 0.34%), 5.19%, 08/25/47(c)		841	709,804
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(c)		307	254,581
Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		196	162,349
GCAT Trust, Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(b)		6,214	6,085,537

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
GreenPoint Mortgage Funding Trust, Series 2006- AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 5.14%, 03/25/36(c)	USD	461	$431,312
GS Mortgage Securities Trust, Series 2019-PJ2, Class B4, 4.39%, 11/25/49(a)(c)		1,459	1,230,062
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		62	77,145
Series 2007-OA2, Class 2A1, 2.63%, 06/25/47(c)		946	578,388
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1-mo. LIBOR US + 0.41%), 5.17%, 12/19/36(c)		5,527	4,517,293
Series 2007-4, Class 2A2, (1-mo. LIBOR US + 0.50%), 5.01%, 07/19/47(c)		437	379,356
Homeward Opportunities Fund I Trust
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(c)		5,763	5,162,395
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(b)		6,087	5,962,297
Impac CMB Trust
Series 2004-11, Class 1A2, (1-mo. LIBOR US + 0.52%), 5.37%, 03/25/35(c)		753	718,117
Series 2005-6, Class 1A1, (1-mo. LIBOR US + 0.50%), 5.35%, 10/25/35(c)		538	455,946
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. LIBOR US + 0.34%), 5.19%, 11/25/36(c)		1,023	861,731
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1-mo. LIBOR US + 0.24%), 5.09%, 07/25/36(c)		320	286,611
Series 2007-AR19, Class 3A1, 3.36%, 09/25/37(c)		2,623	1,651,789
Series 2007-FLX5, Class 2A2, (1-mo. LIBOR US + 0.24%), 5.09%, 08/25/37(c)		587	493,420
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1-mo. LIBOR US + 0.42%), 5.27%, 03/25/37(c)		1,064	936,073
Series 2007-A2, Class 2A1, 4.20%, 05/25/37(c)		198	160,291
JPMorgan Mortgage Trust
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(c)		3,681	2,569,451
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(c)		9,571	7,551,172
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(c)		1,294	890,921
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(c)		453	280,262
Series 2021-INV5, Class B6, 2.95%, 12/25/51(a)(c)		1,548	586,030
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		27,344	23,915,503
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		10,539	7,044,659
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(c)		5,756	4,541,224
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,277	2,760,286
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		769	622,950
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,070	800,852
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		569	391,601

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)	USD	234	$144,427
Series 2021-INV7, Class B6, 3.08%, 02/25/52(a)(c)		769	280,169
Legacy Mortgage Asset Trust
Series 2020-SL1, Class A, 2.73%, 01/25/60(a)(b)		898	884,045
Series 2021-GS2, Class A1, 1.75%, 04/25/61(a)(b)		18,985	17,718,305
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. LIBOR US + 1.90%), 6.75%, 09/25/47(c)		1,931	2,279,414
Series 2007-20N, Class A1, (1-mo. LIBOR US + 2.30%), 7.15%, 12/25/37(c)		501	488,719
MASTR Resecuritization Trust, Series 2008-3, Class A1, 4.19%, 08/25/37(a)(c)		671	408,500
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(e)		10,549	6,928,908
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(e)		17,614	16,888,157
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1-mo. LIBOR US + 0.42%), 5.27%, 04/25/37(c)		1,179	958,841
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.68%, 05/25/36(c)		590	508,642
MFA Trust
Series 2020-NQM1, Class A3, 2.30%, 08/25/49(a)(c)		167	152,367
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(c)		3,310	2,467,981
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1-mo. LIBOR US + 0.16%), 4.94%, 12/26/46(a)(c)		746	647,847
Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B3, 6.01%, 06/25/44(a)(c)		323	288,415
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. LIBOR US + 0.34%), 5.00%, 04/16/36(a)(c)		2,299	2,158,708
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)		1,848	1,580,537
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		424	374,078
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		890	850,314
Series 2020-RPL1, Class B3, 3.88%, 11/25/59(a)(c)		6,210	4,655,864
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(c)		289	277,936
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(b)		525	116,431
Series 2007-2, Class A4, (1-mo. LIBOR US + 0.42%), 5.27%, 06/25/37(c)		287	249,768
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(c)		11,890	11,598,065
Preston Ridge Partners Mortgage LLC Series 2022-1, Class A1, 3.72%, 02/25/27(a)(b)		815	775,071

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Preston Ridge Partners Mortgage LLC Series 2023-1, Class A1, 6.88%, 02/25/28(a)(c)	USD	8,571	$8,537,594
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(c)		1,539	1,277,190
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(c)		863	811,058
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(c)		6,355	6,251,347
RALI Trust, Series 2007-QH9, Class A1, 4.37%, 11/25/37(c)		496	404,399
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		13,128	12,358,207
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1-mo. LIBOR US + 0.34%), 5.19%, 06/25/35(a)(c)		257	232,733
Series 2005-R3, Class AF, (1-mo. LIBOR US + 0.40%), 5.25%, 09/25/35(a)(c)		81	69,859
Residential Mortgage Loan Trust, Series 2020-2, Class M1, 3.57%, 05/25/60(a)(c)		7,854	6,573,492
RFMSI Series Trust, Series 2006-SA2, Class 2A1, 4.94%, 08/25/36(c)		4,855	3,319,552
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,112	2,596,193
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)(e)		1,981	1,140,866
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.31%, 05/25/57(c)		525	184,866
Seasoned Loans Structured Transaction Trust, Series 2020-2, Class M1, 4.75%, 09/25/60(a)(c) .		15,220	14,537,771
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 3.23%, 07/20/37(c)		823	643,112
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(b)		1,307	1,285,645
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.62%, 04/25/36(c)		546	324,801
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1-mo. LIBOR US + 0.38%), 5.23%, 06/25/36(c)		1,795	1,450,613
Series 2006-AR5, Class 2A1, (1-mo. LIBOR US + 0.42%), 5.27%, 05/25/46(c)		329	216,226
Thornburg Mortgage Securities Trust
Series 2006-3, Class A1, 3.21%, 06/25/46(c)		1,034	686,993
Series 2007-3, Class 4A1, (12-mo. LIBOR US + 1.25%), 6.36%, 06/25/47(c)		51	49,111
TVC DSCR
Series 21-1, Class A, 2.38%, 02/01/51(e)		28,642	26,660,351
Series 21-1, Class CERT, 0.00%, 02/01/51(e)		7,160	6,246,043
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(a)		330	329,111
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/25/59(a)(c)		835	729,857
Series 2020-4, Class A3, 2.32%, 05/25/65(a)(b)		868	807,355
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(c)		3,120	2,593,666
Series 2020-INV1, Class A2, 3.04%, 03/25/60(a)(c)		1,895	1,806,402
Series 2020-INV1, Class A3, 3.89%, 03/25/60(a)(c)		1,800	1,700,671
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,354	873,553

60	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)	USD	906	$643,416
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(c)		1,100	955,610
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		1,053	926,636
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(c)		640	584,888
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		1,480	1,281,895
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		904	729,041
Series 2006-4, Class 1A1, 6.00%, 04/25/36		1,845	1,655,927
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		850	755,614
Series 2006-4, Class 3A5, 6.85%, 05/25/36(b)		330	292,982
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 3.89%, 06/25/47(c)		2,522	1,945,532
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 3.94%, 06/25/47(c)		1,104	833,209
Western Mortgage Reference Notes
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 7.71%, 07/25/59(a)(c)		8,743	8,082,079
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 8.26%, 07/25/59(a)(c)		8,794	8,007,308

			805,222,097
Commercial Mortgage-Backed Securities — 3.9%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.14%, 08/10/35(a)(c)		600	509,651
Series 2015-1211, Class D, 4.14%, 08/10/35(a)(c)		4,972	4,138,143
Series 2015-1211, Class E, 4.14%, 08/10/35(a)(c)		1,110	904,628
245 Park Avenue Trust
Series 2017-245P, Class D, 3.66%, 06/05/37(a)(c)		480	384,408
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)		2,463	1,804,787
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D, (1-mo. LIBOR US + 1.54%), 6.26%, 09/15/34(a)(c)		2,920	2,703,431
Series 2017-280P, Class E, (1-mo. LIBOR US + 2.12%), 6.84%, 09/15/34(a)(c)		4,928	4,468,688
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 6.92%, 02/19/38(a)(c)		5,580	5,513,004
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1-mo. LIBOR US + 3.10%), 7.78%, 04/15/34(a)(c)		2,670	2,032,172
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	321,857
Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		1,529	1,251,108
AREIT LLC, Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 6.99%, 06/17/39(a)(c)		5,030	4,998,155
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. LIBOR US + 2.10%), 6.78%, 04/15/35(a)(c)		1,525	1,413,699
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1-mo. LIBOR US + 2.20%), 6.88%, 12/15/36(a)(c)		4,840	4,303,939

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.34%, 09/15/48(c)	USD	536	$486,204
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(c)		2,311	1,907,132
Series 2017-SCH, Class AF, (1-mo. LIBOR US + 1.00%), 5.69%, 11/15/33(a)(c)		150	142,553
Series 2017-SCH, Class BF, (1-mo. LIBOR US + 1.40%), 6.09%, 11/15/33(a)(c)		2,870	2,597,849
Series 2017-SCH, Class CL, (1-mo. LIBOR US + 1.50%), 6.19%, 11/15/32(a)(c)		970	877,133
Series 2017-SCH, Class DL, (1-mo. LIBOR US + 2.00%), 6.69%, 11/15/32(a)(c)		1,930	1,671,890
Series 2018-DSNY, Class C, (1-mo. LIBOR US + 1.35%), 6.04%, 09/15/34(a)(c)		350	335,871
Series 2018-DSNY, Class D, (1-mo. LIBOR US + 1.70%), 6.39%, 09/15/34(a)(c)		3,275	3,110,473
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1-mo. LIBOR US + 0.48%), 5.17%, 11/25/35(a)(c)		1,656	1,495,819
Series 2005-4A, Class A1, (1-mo. LIBOR US + 0.45%), 5.30%, 01/25/36(a)(c)		3,364	3,060,984
Series 2005-4A, Class A2, (1-mo. LIBOR US + 0.59%), 5.43%, 01/25/36(a)(c)		52	47,815
Series 2005-4A, Class M1, (1-mo. LIBOR US + 0.68%), 5.52%, 01/25/36(a)(c)		139	126,665
Series 2006-1A, Class A2, (1-mo. LIBOR US + 0.54%), 5.39%, 04/25/36(a)(c)		174	156,772
Series 2006-2A, Class A2, (1-mo. LIBOR US + 0.42%), 5.27%, 07/25/36(a)(c)		579	525,402
Series 2006-3A, Class A1, (1-mo. LIBOR US + 0.38%), 5.22%, 10/25/36(a)(c)		268	246,458
Series 2006-3A, Class A2, (1-mo. LIBOR US + 0.45%), 5.30%, 10/25/36(a)(c)		187	172,275
Series 2006-4A, Class A1, (1-mo. LIBOR US + 0.35%), 5.19%, 12/25/36(a)(c)		1,053	973,219
Series 2007-1, Class A2, (1-mo. LIBOR US + 0.41%), 5.25%, 03/25/37(a)(c)		864	779,689
Series 2007-6A, Class A4A, (1-mo. LIBOR US + 1.50%), 6.35%, 12/25/37(a)(c)		2,094	1,827,189
Series 2008-2, Class A4A, (1-mo. LIBOR US + 2.50%), 7.35%, 04/25/38(a)(c)		1,538	1,499,278
BBCMS Mortgage Trust
Series 2017-DELC, Class F, (1-mo. LIBOR US + 3.63%), 8.31%, 08/15/36(a)(c)		1,807	1,754,403
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(c)		980	629,046
Series 2018-TALL, Class A, (1-mo. LIBOR US + 0.72%), 5.56%, 03/15/37(a)(c)		918	839,964
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		1,830	1,731,048
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(a)(c)		790	705,555
BDS LLC, Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 6.83%, 08/19/38(a)(c)		3,060	3,030,016
Beast Mortgage Trust
Series 2021-SSCP, Class A, (1-mo. LIBOR US + 0.75%), 5.43%, 04/15/36(a)(c)		3,037	2,886,129

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Beast Mortgage Trust
Series 2021-SSCP, Class B, (1-mo. LIBOR US + 1.10%), 5.78%, 04/15/36(a)(c)	USD	3,731	$3,543,521
Series 2021-SSCP, Class C, (1-mo. LIBOR US + 1.35%), 6.03%, 04/15/36(a)(c)		4,582	4,327,343
Series 2021-SSCP, Class D, (1-mo. LIBOR US + 1.60%), 6.28%, 04/15/36(a)(c)		4,292	4,008,058
Series 2021-SSCP, Class E, (1-mo. LIBOR US + 2.10%), 6.78%, 04/15/36(a)(c)		3,650	3,386,953
Series 2021-SSCP, Class F, (1-mo. LIBOR US + 2.90%), 7.58%, 04/15/36(a)(c)		3,508	3,289,321
Series 2021-SSCP, Class G, (1-mo. LIBOR US + 3.80%), 8.48%, 04/15/36(a)(c)		3,947	3,699,261
Series 2021-SSCP, Class H, (1-mo. LIBOR US + 4.90%), 9.59%, 04/15/36(a)(c)		2,773	2,601,909
BFLD Trust, Series 2020-EYP, Class E, (1-mo. LIBOR US + 3.70%), 8.38%, 10/15/35(a)(c)		3,978	2,912,651
BHMS, Series 2018-ATLS, Class A, (1-mo. LIBOR US + 1.25%), 5.93%, 07/15/35(a)(c)		2,770	2,663,904
BLP Commercial Mortgage Trust, Series 2023- IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.52%, 03/15/40(a)(c)		2,390	2,363,797
BOCA Commercial Mortgage Trust, Series 2022- BOCA, Class A, (1-mo. CME Term SOFR + 1.77%), 6.60%, 05/15/39(a)(c)		2,431	2,358,960
BPR Trust, Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 7.83%, 05/15/39(a)(c)		1,270	1,243,644
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,004	2,810,190
Series 2013-1515, Class D, 3.63%, 03/10/33(a).		1,400	1,277,666
Series 2013-1515, Class E, 3.72%, 03/10/33(a).		250	217,759
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(c)		250	206,351
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1-mo. CME Term SOFR + 1.03%), 5.86%, 10/15/36(a)(c)		2,079	2,055,258
Series 2019-XL, Class G, (1-mo. CME Term SOFR + 2.41%), 7.24%, 10/15/36(a)(c)		18,463	17,764,748
Series 2019-XL, Class J, (1-mo. CME Term SOFR + 2.76%), 7.59%, 10/15/36(a)(c)		21,576	20,618,605
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(c)		2,550	2,068,006
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(c)		4,952	4,330,384
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,670	3,802,648
Series 2020-VKNG, Class A, (1-mo. CME Term SOFR + 1.04%), 5.87%, 10/15/37(a)(c)		373	364,355
Series 2020-VKNG, Class F, (1-mo. CME Term SOFR + 2.86%), 7.69%, 10/15/37(a)(c)		3,269	3,070,943
Series 2021-CIP, Class A, (1-mo. LIBOR US + 0.92%), 5.61%, 12/15/38(a)(c)		536	516,514
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 5.85%, 02/15/33(a)(c)(e)		14,245	13,817,141
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 7.09%, 02/15/33(a)(c)(e)		8,727	8,465,614
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 9.19%, 02/15/33(a)(c)(e)		5,842	5,666,991
Series 2021-SOAR, Class G, (1-mo. LIBOR US + 2.80%), 7.49%, 06/15/38(a)(c)		4,010	3,693,536

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2022-CSMO, Class C, (1-mo. CME Term SOFR + 3.89%), 8.72%, 06/15/27(a)(c)	USD	1,760	$1,711,471
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		1,183	1,009,925
Series 2019-OC11, Class D, 3.94%, 12/09/41(a)(c)		8,267	6,821,997
Series 2019-OC11, Class E, 3.94%, 12/09/41(a)(c)		4,881	3,863,465
Series 2021-ARIA, Class A, (1-mo. LIBOR US + 0.90%), 5.58%, 10/15/36(a)(c)		1,175	1,127,375
Series 2021-ARIA, Class D, (1-mo. LIBOR US + 1.90%), 6.58%, 10/15/36(a)(c)		2,090	1,938,034
Series 2021-ARIA, Class G, (1-mo. LIBOR US + 3.14%), 7.83%, 10/15/36(a)(c)		4,215	3,705,954
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 5.74%, 02/15/36(a)(c)		5,674	5,406,626
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 5.74%, 02/15/36(a)(c)		1,219	1,161,558
Series 2021-LBA, Class FJV, (1-mo. LIBOR US + 2.40%), 7.34%, 02/15/36(a)(c)		6,390	5,647,788
Series 2021-LBA, Class FV, (1-mo. LIBOR US + 2.40%), 7.34%, 02/15/36(a)(c)		5,128	4,532,372
Series 2021-LBA, Class GJV, (1-mo. LIBOR US + 3.00%), 7.94%, 02/15/36(a)(c)		1,244	1,081,864
Series 2021-LBA, Class GV, (1-mo. LIBOR US + 3.00%), 7.94%, 02/15/36(a)(c)		6,640	5,773,352
Series 2021-MFM1, Class E, (1-mo. LIBOR US + 2.25%), 7.19%, 01/15/34(a)(c)		1,492	1,394,611
Series 2021-MFM1, Class F, (1-mo. LIBOR US + 3.00%), 7.94%, 01/15/34(a)(c)		2,306	2,114,479
Series 2021-SDMF, Class A, (1-mo. LIBOR US + 0.59%), 5.27%, 09/15/34(a)(c)		898	866,564
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 6.99%, 10/15/39(a)(c)		19,990	19,739,451
Series 2022-GPA, Class D, (1-mo. CME Term SOFR + 4.06%), 8.89%, 10/15/39(a)(c)		1,960	1,920,977
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 5.83%, 01/15/39(a)(c)		2,678	2,583,975
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 6.83%, 01/15/39(a)(c)		2,890	2,687,697
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 5.68%, 01/15/39(a)(c)		1,547	1,485,448
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 6.11%, 01/15/39(a)(c)		673	642,639
BXP Trust
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(c)		750	539,693
Series 2017-CC, Class E, 3.55%, 08/13/37(a)(c)		1,450	972,117
Series 2017-GM, Class D, 3.43%, 06/13/39(a)(c)		590	448,866
Series 2017-GM, Class E, 3.43%, 06/13/39(a)(c)		1,240	910,261
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(c)		2,010	1,301,380
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class D, (1-mo. LIBOR US + 1.75%), 6.43%, 12/15/37(a)(c)		3,619	3,527,563
Cassia SRL, Series 2022-1A, Class A, (3-mo. EURIBOR + 2.50%), 5.15%, 05/22/34(a)(c)	EUR	7,964	8,197,162

62	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	USD	850	$793,392
Series 2017-CD5, Class B, 3.96%, 08/15/50(c)		2,091	1,862,043
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		410	391,871
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(c)		2,643	2,281,531
CHC Commercial Mortgage Trust, Series 2019- CHC, Class B, (1-mo. LIBOR US + 1.50%), 6.18%, 06/15/34(a)(c)		5,931	5,688,920
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%, 03/11/47(c)		440	429,409
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	918,405
Series 2016-GC37, Class C, 4.92%, 04/10/49(c)		640	583,187
Series 2019-PRM, Class D, 4.35%, 05/10/36(a)		1,120	1,097,341
Series 2019-PRM, Class E, 4.73%, 05/10/36(a)(c)		5,271	5,162,976
Series 2019-PRM, Class F, 4.73%, 05/10/36(a)(c)		5,180	5,073,841
Series 2019-SMRT, Class D, 4.75%, 01/10/36(a)(c)		7,200	6,967,939
Series 2019-SMRT, Class E, 4.75%, 01/10/36(a)(c)		419	402,250
Series 2020-420K, Class E, 3.31%, 11/10/42(a)(c)		1,540	1,128,759
Cold Storage Trust
Series 2020-ICE5, Class A, (1-mo. LIBOR US + 0.90%), 5.58%, 11/15/37(a)(c)		6,055	5,899,369
Series 2020-ICE5, Class E, (1-mo. LIBOR US + 2.77%), 7.45%, 11/15/37(a)(c)		9,270	8,912,046
Series 2020-ICE5, Class F, (1-mo. LIBOR US + 3.49%), 8.18%, 11/15/37(a)(c)		4,266	4,114,952
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class C, 4.67%, 02/10/47(c)		890	781,787
Commercial Mortgage Trust, Series 2016-667M, Class D, 3.18%, 10/10/36(a)(c)		630	489,561
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class E, (1-mo. LIBOR US + 2.15%), 6.83%, 05/15/36(a)(c)		2,594	2,509,765
Series 2022-LION, 3.95%, 02/15/24		10,100	9,885,795
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.78%, 11/10/32(a)(c)		1,729	1,296,751
Series 2017-PFHP, Class A, (1-mo. LIBOR US + 0.95%), 5.63%, 12/15/30(a)(c)		900	849,037
Series 2017-TIME, Class A, 3.65%, 11/13/39(a).		850	719,549
Series 2020-FACT, Class E, (1-mo. LIBOR US + 4.86%), 9.55%, 10/15/37(a)(c)		3,424	3,055,504
Series 2020-NET, Class D, 3.70%, 08/15/37(a)(c)		710	634,758
Series 2021-BHAR, Class A, (1-mo. LIBOR US + 1.15%), 5.84%, 11/15/38(a)(c)		2,817	2,694,604
Series 2021-BHAR, Class E, (1-mo. LIBOR US + 3.50%), 8.19%, 11/15/38(a)(c)		1,166	1,087,999
Series 2022-NWPT, Class A, (1-mo. CME Term SOFR + 3.14%), 7.97%, 09/09/24(a)(c)		5,512	5,495,876
CSAIL Commercial Mortgage Trust Series 2016-C5, Class B, 4.46%, 11/15/48(c)		2,410	2,257,398

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2018-CX12, Class C, 4.74%, 08/15/51(c)	USD	570	$463,693
Series 2019-C15, Class A4, 4.05%, 03/15/52		4,080	3,823,732
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		2,919	2,295,906
Series 2020-C19, Class A3, 2.56%, 03/15/53		6,155	5,182,532
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1-mo. LIBOR US + 0.98%), 5.66%, 06/15/33(a)(c)		2,890	2,603,892
Series 2019-1735, Class F, 4.20%, 04/10/37(a)(c)		423	257,114
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,344,877
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class D, 3.53%, 10/10/34(a)(c)		1,800	1,623,971
Series 2017-BRBK, Class E, 3.53%, 10/10/34(a)(c)		3,097	2,733,327
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(c)		920	781,987
ELP Commercial Mortgage Trust, Series 2021- ELP, Class G, (1-mo. LIBOR US + 3.12%), 7.80%, 11/15/38(a)(c)		6,008	5,440,950
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. LIBOR US + 2.25%), 6.94%, 07/15/38(a)(c)		4,544	4,327,628
Series 2021-ESH, Class E, (1-mo. LIBOR US + 2.85%), 7.54%, 07/15/38(a)(c)		7,839	7,406,316
Series 2021-ESH, Class F, (1-mo. LIBOR US + 3.70%), 8.39%, 07/15/38(a)(c)		4,981	4,671,401
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.60%, 10/25/27(a)(c)		1,190	1,083,687
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(c)		120	112,066
Series 2018-K80, Class B, 4.23%, 08/25/50(a)(c)		1,043	990,160
FS Rialto Issuer Ltd., Series 2022-FL7, Class A, (1-mo. CME Term SOFR + 2.90%), 7.59%, 10/19/39(a)(c)		4,865	4,821,155
GCT Commercial Mortgage Trust, Series 2021- GCT, Class D, (1-mo. LIBOR US + 2.35%), 7.03%, 02/15/38(a)(c)		440	305,463
Grace Trust, Series 2020-GRCE, Class E, 2.68%, 12/10/40(a)(c)		1,489	935,704
GS Mortgage Securities Corp. II, Series 2005- ROCK, Class A, 5.37%, 05/03/32(a)		2,750	2,709,437
GS Mortgage Securities Trust
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		140	133,592
Series 2015-590M, Class E, 3.81%, 10/10/35(a)(c)		1,100	907,464
Series 2015-GC32, Class C, 4.41%, 07/10/48(c)		1,049	951,876
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	637,431
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		2,290	2,083,900
Series 2019-GSA1, Class C, 3.81%, 11/10/52(c)		260	199,988
Series 2021-DM, Class A, (1-mo. LIBOR US + 0.89%), 5.57%, 11/15/36(a)(c)		3,852	3,701,492

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2021-DM, Class F, (1-mo. LIBOR US + 3.44%), 8.12%, 11/15/36(a)(c)	USD	530	$476,585
Series 2022-AGSS, Class A, (1-mo. CME Term SOFR + 2.69%), 7.52%, 11/15/27(a)(c)		8,490	8,410,244
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.02%, 08/15/39(a)(c)		5,160	5,159,997
Series 2022-SHIP, Class A, (1-mo. CME Term SOFR + 0.73%), 5.56%, 08/15/36(a)(c)		6,241	6,179,128
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 6.75%, 03/15/28(a)(c)		3,500	3,491,287
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 7.22%, 07/15/24(a)(c)		1,160	1,157,799
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		3,390	3,186,895
HONO Mortgage Trust, Series 2021-LULU, Class E, (1-mo. LIBOR US + 3.35%), 8.03%, 10/15/36(a)(c)		1,089	992,543
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(c)		2,975	1,867,221
ILPT Commercial Mortgage Trust, Series 2022- LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.07%, 10/15/39(a)(c)		9,809	9,784,631
IMT Trust
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(a)		1,540	1,488,161
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(a)(c)		1,600	1,508,909
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(a)(c)		810	755,698
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	653,599
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		1,600	1,484,896
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1-mo. CME Term SOFR + 2.49%), 7.32%, 08/15/39(a)(c)		5,685	5,638,683
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.12%, 12/15/48(a)(c)		1,873	1,556,992
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class F, (1-mo. LIBOR US + 2.95%), 7.63%, 04/15/38(a)(c)		2,750	2,574,925
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.73%, 01/15/49(c)		710	629,077
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	284,440
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,637,100
Series 2018-PHH, Class A, (1-mo. LIBOR US + 1.21%), 5.89%, 06/15/35(a)(c)		1,938	1,778,435
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,478,448
Series 2019-MFP, Class E, (1-mo. LIBOR US + 2.16%), 6.84%, 07/15/36(a)(c)		2,460	2,305,163
Series 2020-609M, Class D, (1-mo. LIBOR US + 2.77%), 7.46%, 10/15/33(a)(c)		1,600	1,321,017
Series 2021-MHC, Class A, (1-mo. LIBOR US + 0.80%), 5.48%, 04/15/38(a)(c)		455	440,800
Series 2021-MHC, Class E, (1-mo. LIBOR US + 2.45%), 7.13%, 04/15/38(a)(c)		8,804	8,276,862

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-CGSS, Class A, (1-mo. CME Term SOFR + 2.47%), 7.30%, 12/15/36(a)(c)	USD	5,794	$5,764,621
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.54%), 8.37%, 04/15/37(a)(c)		5,624	4,759,934
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.01%, 09/15/39(a)(c)		8,514	8,460,558
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(c)		3,654	2,678,062
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1-mo. CME Term SOFR + 2.16%), 6.99%, 12/15/37(a)(c)		2,490	2,289,928
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1-mo. LIBOR US + 1.80%), 6.48%, 05/15/36(a)(c)		3,575	3,481,134
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-2A, Class M3, (1-mo. LIBOR US + 0.45%), 5.30%, 09/25/36(a)(c)		1,391	1,318,694
Series 2007-1A, Class 1A, (1-mo. LIBOR US + 0.25%), 5.10%, 03/25/37(a)(c)		109	108,737
Life Mortgage Trust, Series 2021-BMR, Class F, (1-mo. LIBOR US + 2.35%), 7.29%, 03/15/38(a)(c)		4,154	3,865,281
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.15%, 04/20/48(a)(c) .		146	140,149
MAD Mortgage Trust
Series 2017-330M, Class D, 3.71%, 08/15/34(a)(c)		1,085	916,055
Series 2017-330M, Class E, 3.76%, 08/15/34(a)(c)		1,846	1,519,251
Med Trust, Series 2021-MDLN, Class G, (1-mo. LIBOR US + 5.25%), 9.94%, 11/15/38(a)(c)		26,890	24,511,194
MF1, Series 2021-W10, Class G, (1-mo. CME Term SOFR + 4.22%), 9.05%, 12/15/34(a)(c)		1,005	916,095
MFT Trust, Series 2020-ABC, Class C, 3.48%, 02/10/42(a)(c)		1,773	1,163,938
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. LIBOR US + 0.80%), 5.49%, 04/15/38(a)(c)		591	571,413
Series 2021-MHC, Class E, (1-mo. LIBOR US + 2.10%), 6.79%, 04/15/38(a)(c)		11,336	10,625,743
Series 2021-MHC, Class F, (1-mo. LIBOR US + 2.60%), 7.29%, 04/15/38(a)(c)		1,164	1,082,231
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.14%, 07/15/50(a)(c)		110	84,083
Series 2015-C25, Class B, 4.52%, 10/15/48(c)		2,910	2,722,057
Series 2015-C25, Class C, 4.52%, 10/15/48(c)		430	390,109
Morgan Stanley Capital I Trust
Series 2017-H1, Class C, 4.28%, 06/15/50(c)		221	194,261
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	271,151
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(c)		2,730	1,954,184
Series 2018-SUN, Class A, (1-mo. LIBOR US + 0.90%), 5.58%, 07/15/35(a)(c)		1,410	1,382,495
Series 2018-SUN, Class F, (1-mo. LIBOR US + 2.55%), 7.23%, 07/15/35(a)(c)		28	27,120
MSCG Trust
Series 2018-SELF, Class E, (1-mo. LIBOR US + 2.15%), 6.84%, 10/15/37(a)(c)		679	631,937

64	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
MSCG Trust
Series 2018-SELF, Class F, (1-mo. LIBOR US + 3.05%), 7.74%, 10/15/37(a)(c)	USD	3,153	$2,923,461
MSDB Trust, Series 2017-712F, Class B, 3.45%, 07/11/39(a)(c)		1,650	1,352,602
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 6.22%, 03/15/39(a)(c)		3,160	3,113,102
Series 2022-LPFL, Class F, (1-mo. CME Term SOFR + 5.29%), 10.11%, 03/15/39(a)(c)		1,362	1,267,681
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, (1-mo. LIBOR US + 0.95%), 5.63%, 06/15/35(a)(c)		315	304,704
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	3,891,710
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,254,579
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(c)		2,910	1,945,525
One New York Plaza Trust, Series 2020-1NYP, Class D, (1-mo. LIBOR US + 2.75%), 7.43%, 01/15/36(a)(c)		960	837,326
PFP Ltd., Series 2022-9, Class A, (1-mo. CME Term SOFR + 2.27%), 6.93%, 08/19/35(a)(c)		6,660	6,626,520
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.55%), 7.36%, 10/25/39(a)(c)		9,356	9,256,301
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.47%), 7.26%, 06/25/37(a)(c)		2,182	2,188,103
Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 7.17%, 10/25/39(a)(c)		5,610	5,553,177
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1- mo. CME Term SOFR + 2.25%), 6.99%, 01/19/37(a)(c)		10,965	10,725,727
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, (1-day SONIA + 2.22%), 6.30%, 05/17/29(a)(c)	GBP	1,148	1,360,236
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.48%, 09/15/39(a)(c)	USD	2,200	1,704,311
SMRT
Series 2022-MINI, Class A, (1-mo. CME Term SOFR + 1.00%), 5.83%, 01/15/39(a)(c)		1,202	1,155,483
Series 2022-MINI, Class E, (1-mo. CME Term SOFR + 2.70%), 7.53%, 01/15/39(a)(c)		1,550	1,394,551
SREIT Trust
Series 2021-MFP, Class F, (1-mo. LIBOR US + 2.62%), 7.31%, 11/15/38(a)(c)		5,400	4,931,834
Series 2021-MFP2, Class A, (1-mo. LIBOR US + 0.82%), 5.51%, 11/15/36(a)(c)		1,180	1,132,660
Series 2021-MFP2, Class F, (1-mo. LIBOR US + 2.62%), 7.30%, 11/15/36(a)(c)		4,101	3,792,847
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.01%, 05/15/37(a)(c)		9,831	9,463,371
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.68%, 12/15/50		880	817,458
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(c)		247	197,960
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(c)		149	113,098
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		126	111,982
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(c)		725	611,779
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(c)		834	701,184
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)		11,361	9,727,806

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)	USD	1,144	$840,045
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(c)		890	848,756
Series 2022-4, Class M3, 7.54%, 08/25/52(a)(c)		737	647,179
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(c)		3,390	2,860,484
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. LIBOR US + 1.42%), 6.13%, 01/15/59(c)		2,978	2,916,268
Series 2016-C34, Class A3FL, (1-mo. LIBOR US + 1.04%), 5.75%, 06/15/49(a)(c)		1,830	1,764,909
Series 2017-HSDB, Class A, (1-mo. LIBOR US + 1.10%), 5.91%, 12/13/31(a)(c)		2,051	2,032,289
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(c)		1,253	1,091,407
Series 2018-C45, Class C, 4.73%, 06/15/51		530	451,277
Series 2018-C48, Class B, 4.90%, 01/15/52(c)		3,612	3,316,586
Series 2020-SDAL, Class D, (1-mo. LIBOR US + 2.09%), 6.77%, 02/15/37(a)(c)		1,530	1,456,601
Series 2020-SDAL, Class E, (1-mo. LIBOR US + 2.74%), 7.42%, 02/15/37(a)(c)		1,300	1,235,461
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.20%, 11/15/47(c)		770	708,656
WMRK Commercial Mortgage Trust, Series 2022- WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 7.62%, 11/15/27(a)(c)		6,274	6,211,060

			705,810,558

Interest Only Collateralized Mortgage Obligations — 0.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)		111,107	4,455,097
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(c)		54,118	1,341,676
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(c)		5,811	144,068
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(c)		104,602	987,248
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		28,532	707,251
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		17,528	399,480
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		6,756	286,787
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		3,107	77,006
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		55,922	748,819
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.63%, 07/25/56(a)(c)		2,927	294,426
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 1.84%, 02/25/38(a)(c)		12,264	2,931,894

			12,373,752

Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(a)(c)		13,000	89,596
BANK, Series 2019-BN20, Class XB, 0.37%, 09/15/62(c)		39,279	801,598
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.59%, 02/15/50(c)		11,850	244,302

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3, Class XD, 1.24%, 02/15/50(a)(c)	USD	5,000	$207,280
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 0.91%, 08/10/35(a)(c)		16,407	494,226
Series 2020-C7, Class XB, 0.99%, 04/15/53(c)	.	1,596	95,442
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.03%, 03/15/52(c)	.	13,197	609,809
Series 2020-B17, Class XB, 0.53%, 03/15/53(c)		7,100	198,680
Series 2021-B23, Class XA, 1.27%, 02/15/54(c)		27,427	1,856,300
BX Trust, Series 2022-GPA, Class XCP, 1.03%, 10/15/39(a)(c)		107,548	411,436
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.70%, 01/10/48(a)(c)		5,497	222,754
Series 2016-C4, Class XB, 0.69%, 05/10/58(c)	.	5,810	112,718
Citigroup Commercial Mortgage Trust,
Series 2020-420K, Class X, 0.80%, 11/10/42(a)(c)		46,500	2,277,268
Commercial Mortgage Pass-Through Certificates
Series 2015-3BP, Class XA, 0.06%, 02/10/35(a)(c)		150,000	242,085
Series 2015-CR25, Class XA, 0.80%, 08/10/48(c)		4,285	66,431
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(c)		3,200	219,467
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.17%, 11/15/50(c)		12,490	131,655
Series 2019-C16, Class XA, 1.55%, 06/15/52(c)		30,241	2,125,210
Series 2019-C17, Class XA, 1.35%, 09/15/52(c)		10,217	606,546
Series 2019-C17, Class XB, 0.56%, 09/15/52(c)		19,090	559,822
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 04/10/37(a)(c)		21,535	353,691
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		5,780	193,822
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		154,348	626,591
GS Mortgage Securities Corp. II, Series 2005- ROCK, Class X1, 0.40%, 05/03/32(a)(c)		21,000	106,527
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.81%, 11/10/52(c)		7,811	323,890
Series 2020-GSA2, Class XA, 1.72%, 12/12/53(a)(c)		18,504	1,695,502
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.80%, 09/15/47(c)		1,706	12,540
Series 2014-C23, Class XA, 0.59%, 09/15/47(c)		23,433	137,540
Series 2015-C29, Class XA, 0.57%, 05/15/48(c)		1,364	12,928
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		4,940	108,605

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.64%, 04/15/46(c)	USD	4,570	$46
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		13,040	276,217
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.16%, 02/15/36(a)(c)		3,666	163,033
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.80%, 03/10/50(a)(c)		2,571	48,808
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.18%, 12/15/47(a)(c)		4,370	84,246
Series 2015-C26, Class XD, 1.31%, 10/15/48(a)(c)		4,490	131,781
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.60%, 03/15/49(a)(c)		13,984	576,598
Series 2017-H1, Class XD, 2.15%, 06/15/50(a)(c)		3,293	239,799
Series 2019-H6, Class XB, 0.72%, 06/15/52(c)		23,510	869,183
Series 2019-L2, Class XA, 1.00%, 03/15/52(c)		8,630	389,341
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(c)		36,697	525,828
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)		53,230	1,522
Series 2017-1MKT, Class XNCP, 0.09%, 02/10/32(a)(c)		10,646	27,932
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.47%, 10/15/52(c)		31,762	2,195,246
Series 2019-C18, Class XA, 1.02%, 12/15/52(c)		34,793	1,566,116
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.02%, 12/15/48(c)		2,207	47,348
Series 2016-BNK1, Class XD, 1.25%, 08/15/49(a)(c)		4,420	152,261
Series 2019-C50, Class XA, 1.41%, 05/15/52(c)		22,278	1,329,591

			23,769,157

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(q)		1,528	248,688

Total Non-Agency Mortgage-Backed Securities — 8.6% (Cost: $1,683,654,427)			1,547,424,252

Preferred Securities

Capital Trusts — 0.1%

Banks — 0.0%
Ahli United Sukuk Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.01%), 3.88%(d)(l)		350	319,812
Banco Mercantil del Norte SA
5.88%(a)(l)		908	766,125
5.88%(d)(l)		661	557,719
6.63%(a)(l)		1,450	1,167,250
6.63%(d)(l)		661	532,105

66	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Banco Mercantil del Norte SA 6.75%(d)(l)	USD	206	$195,288
Emirates NBD Bank PJSC, 6.13%(d)(l)		1,539	1,496,485
Kasikornbank PCL, 5.28%(d)(l)		300	274,650
Lehman Brothers Holdings Capital Trust VII, 5.86%(e)(f)(k)(l)		1,888	—

			5,309,434

Capital Markets — 0.1%
State Street Corp.
Series F, (3-mo. LIBOR US + 3.60%), 8.46%(c)(l)		1,338	1,327,906
Series H, 5.63%(l)		10,070	9,392,560

			10,720,466

Insurance — 0.0%
Hanwha Life Insurance Co. Ltd., 4.70%(d)(l)		800	791,150
KDB Life Insurance Co. Ltd., 7.50%(d)(l)		430	395,600

			1,186,750

Total Capital Trusts — 0.1%			17,216,650

		Shares

Preferred Stocks — 0.2%

Financial Services — 0.0%
SCI PH, Inc. (Acquired 02/10/23, cost $1,875,000), 12.50%(e)(f)(i)		1,875	1,890,263

Household Durables — 0.1%
Dream Finders Homes, Inc., 9.00%(e)		15,124	13,668,315
Lessen, Inc., Series C(e)(j)		143,367	1,856,603

			15,524,918

IT Services — 0.0%
Cap Hill Brands(e)		2,670,520	4,059,190

Software — 0.1%
Versa Networks, Inc. (Acquired 10/14/22, cost $12,017,972), 12.00%(e)(f)(i)		4,118,274	11,695,898

Total Preferred Stocks — 0.2%			33,170,269

Total Preferred Securities — 0.3% (Cost: $54,192,718)			50,386,919

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,717,916

Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2003-W5, Class A, (1-mo. LIBOR US + 0.11%), 4.84%, 04/25/33(c)		1	970
Freddie Mac
Series 2015-DN1, Class B, (1-mo. LIBOR US + 11.50%), 16.35%, 01/25/25(c)		286	292,699
Series 2015-HQ2, Class B, (1-mo. LIBOR US + 7.95%), 12.80%, 05/25/25(c)		510	515,898
Series 2017-DNA3, Class B1, (1-mo. LIBOR US + 4.45%), 9.30%, 03/25/30(c)		1,860	1,938,719

			2,748,286

Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(c)		288	287,872

Security		Par (000)	Value

Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae
Series 2020-101, Class AI, 3.50%, 01/25/51	USD	10,733	$1,924,866
Series 2020-32, Class PI, 4.00%, 05/25/50		6,051	1,172,415
Series 2020-77, Class HI, 4.00%, 11/25/50		22,878	4,402,835
Series 2021-31, Class IB, 4.00%, 06/25/51		6,563	1,211,976
Series 2021-50, Class IO, 4.00%, 08/25/51		8,849	1,736,701
Series 2022-1, Class HI, 3.00%, 02/25/52(e)		3,594	430,524
Series 426, Class C38, 2.00%, 03/25/52		14,677	1,925,463
Series 427, Class C19, 2.00%, 01/25/52		11,305	1,483,321
Series 427, Class C71, 3.00%, 10/25/49		29,720	4,707,587
Freddie Mac
Series 389, Class C35, 2.00%, 06/15/52		34,419	4,375,411
Series 4940, Class PI, 4.00%, 07/25/49		2,609	401,716
Series 4995, Class BI, 4.50%, 06/25/50		2,874	589,772
Series 5014, Class DI, 4.00%, 09/25/50		2,271	432,322
Series 5018, Class CI, 4.50%, 10/25/50		2,859	600,195
Series 5022, Class KI, 3.00%, 10/25/50(e)		22,203	3,635,758
Series 5052, Class KI, 4.00%, 12/25/50		10,713	2,150,056
Series 5081, Class PI, 3.00%, 03/25/51		11,025	1,659,863
Series 5112, Class KI, 3.50%, 06/25/51		24,442	4,300,321
Series 5127, Class AI, 3.00%, 06/25/51		8,636	1,388,126
Series 5129, Class IO, 3.00%, 09/25/50		2,529	366,260
Series 5139, Class IG, 3.00%, 09/25/51		6,148	901,313
Series 5145, Class HI, 3.00%, 09/25/51		2,443	366,035
Series 5152, Class EI, 3.50%, 10/25/51		11,643	2,079,562
Series 5155, Class JI, 3.00%, 10/25/51		5,619	843,176
Series 5155, Class NI, 3.00%, 10/25/51		6,815	841,478
Series 5164, Class IB, 3.00%, 11/25/51		8,203	1,246,249
Series 5167, Class MI, 3.00%, 11/25/51		3,655	628,600
Series 5196, Class DI, 3.00%, 02/25/52		12,843	1,988,355
Ginnie Mae
Series 2020-144, Class IO, 2.50%, 09/20/50		6,851	798,630
Series 2020-146, Class DI, 2.50%, 10/20/50(e)		5,581	722,454
Series 2020-151, Class MI, 2.50%, 10/20/50		29,110	3,886,396
Series 2020-175, Class DI, 2.50%, 11/20/50		1,921	256,772
Series 2020-185, Class MI, 2.50%, 12/20/50		6,884	921,678
Series 2021-15, Class GI, 3.50%, 01/20/51		3,952	662,311
Series 2021-161, Class IB, 4.00%, 09/20/51		2,400	371,211
Series 2021-176, Class IA, 3.50%, 10/20/51(e)		5,670	850,501
Series 2021-199, Class KI, 3.50%, 11/20/51		2,829	394,396
Series 2021-209, Class TJ, 3.50%, 11/20/51(e)		2,536	364,654
Series 2021-214, Class AI, 4.00%, 12/20/51(e)		5,589	898,663
Series 2021-215, Class LI, 3.00%, 12/20/51		4,387	557,048
Series 2021-221, Class AI, 3.50%, 12/20/51		5,254	786,282
Series 2021-221, Class CI, 3.00%, 12/20/51		2,594	325,564
Series 2021-67, Class QI, 3.00%, 04/20/51(e)		4,125	605,880
Series 2021-76, Class JI, 3.00%, 08/20/50(e)		4,238	622,500
Series 2021-78, Class IC, 4.00%, 05/20/51		3,895	583,101
Series 2021-96, Class MI, 3.00%, 06/20/51(e)		7,397	1,086,506

			62,484,803

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.02%, 10/25/30(c)		13,747	806,536
Series KL06, Class XFX, 1.36%, 12/25/29(c)		6,710	425,637
Series KW09, Class X1, 0.81%, 05/25/29(c)		36,631	1,350,797
Ginnie Mae
Series 2013-30, Class IO, 0.52%, 09/16/53(c)		2,858	40,860
Series 2013-78, Class IO, 0.28%, 10/16/54(c)		4,765	58,509
Series 2015-173, Class IO, 0.60%, 09/16/55(c)		3,359	75,468
Series 2015-22, Class IO, 0.52%, 03/16/55(c)		3,818	64,245
Series 2015-37, Class IO, 0.62%, 10/16/56(c)		527	13,702
Series 2015-48, Class IO, 0.91%, 02/16/50(c)		465	10,783

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2016-36, Class IO, 0.69%, 08/16/57(c)	USD	743	$20,613
Series 2016-96, Class IO, 0.77%, 12/16/57(c)		3,278	113,608

			2,980,758

Mortgage-Backed Securities — 61.2%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51		262,074	215,594,321
2.00%, 10/01/31 - 03/01/52		715,931	602,868,381
2.50%, 09/01/27 - 06/01/52		961,302	845,418,001
3.00%, 04/01/28 - 05/01/52		196,763	181,316,563
3.50%, 08/01/28 - 04/01/52(r)		305,746	287,741,550
4.00%, 08/01/31 - 05/01/52		237,858	230,693,868
4.50%, 02/01/25 - 07/01/52		157,506	157,529,322
5.00%, 11/01/32 - 01/01/53		35,252	35,557,257
5.50%, 12/01/32 - 01/01/53		24,424	24,925,555
6.00%, 02/01/34 - 01/01/53		18,577	19,247,359
6.50%, 05/01/40		1,211	1,274,069
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 10/01/50		45,248	38,118,359
2.00%, 09/01/35 - 02/01/52		437,291	368,480,158
2.50%, 04/01/27 - 04/01/52(r)		604,949	528,770,242
3.00%, 09/01/27 - 08/01/52		355,333	323,473,029
3.50%, 02/01/31 - 08/01/51		90,369	86,390,053
4.00%, 08/01/40 - 06/01/52		128,435	125,706,366
4.50%, 02/01/39 - 08/01/52		90,938	90,551,509
5.00%, 07/01/35 - 02/01/53		35,217	35,326,642
5.50%, 02/01/35 - 03/01/53		20,092	20,400,408
6.00%, 11/01/52 - 03/01/53		148,132	153,596,396
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 04/15/53(s)		273,342	232,771,467
2.50%, 04/20/51 - 04/15/53(s)		396,072	348,701,854
3.00%, 12/20/44 - 04/15/53(s)		205,903	188,131,934
3.50%, 01/15/42 - 04/15/53(s)		151,678	142,786,349
4.00%, 04/20/39 - 04/15/53(s)		103,795	100,314,001
4.50%, 12/20/39 - 04/15/53(s)		73,696	72,769,405
5.00%, 04/15/33 - 04/15/53(s)		44,750	44,889,054
5.50%, 04/15/53(s)		23,343	23,606,976
6.00%, 04/15/53(s)		17,914	18,247,788
Uniform Mortgage-Backed Securities 1.50%,
04/01/38 - 04/01/53(s)		11,669	10,222,898
2.00%, 04/01/38 - 04/01/53(s)		377,132	319,380,075
2.50%, 04/01/38 - 04/01/53(s)		1,017,848	879,085,812
3.00%, 04/01/38 - 04/01/53(s)		1,436,449	1,289,544,679
3.50%, 04/01/53(s)		562,142	522,331,127
4.00%, 04/01/38(s)		3,406	3,351,983
4.50%, 04/01/38 - 04/01/53(s)		363,431	356,187,983
5.00%, 04/01/53(s)		967,885	965,314,305
5.50%, 04/01/53(s)		478,924	483,760,007
6.00%, 04/01/53(s)		630,603	643,634,227

			11,018,011,332

Total U.S. Government Sponsored Agency Securities — 61.6% (Cost: $11,409,942,329)			11,088,230,967

U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39		90,240	100,208,811
4.63%, 02/15/40		10,812	12,167,723
1.13%, 05/15/40 - 08/15/40(t)		18,140	12,030,504
4.38%, 05/15/40		45,121	49,231,459
3.88%, 08/15/40		10,812	11,087,368
1.38%, 11/15/40		9,070	6,247,317

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds
4.25%, 11/15/40	USD	10,812	$11,606,429
3.13%, 08/15/44		45,120	40,255,500
2.50%, 02/15/45(t)		102,915	82,118,934
3.00%, 05/15/47 - 08/15/52(t)		194,300	169,667,352
2.75%, 11/15/47(t)		103,431	86,049,743
3.38%, 11/15/48(r)(t)		163,361	152,806,441
1.63%, 11/15/50		44,842	28,756,684
2.38%, 05/15/51		135,390	103,965,018
U.S. Treasury Inflation Indexed Bonds, 1.50%, 02/15/53		372	377,270
U.S. Treasury Inflation Indexed Notes, 1.63%, 10/15/27		363,530	370,601,326
U.S. Treasury Notes
1.50%, 10/31/24 - 02/15/30(h)		85,515	79,354,063
1.75%, 12/31/24		253,956	243,639,038
0.50%, 03/31/25 - 08/31/27		315,641	283,897,943
2.63%, 04/15/25 - 07/31/29		190,242	182,275,213
0.38%, 04/30/25 - 09/30/27(h)		266,411	243,633,852
2.75%, 05/15/25 - 08/15/32(t)		258,464	246,162,082
0.75%, 05/31/26		40,427	36,772,778
1.25%, 11/30/26 - 08/15/31		348,696	302,859,778
0.63%, 03/31/27		60,677	53,793,953
2.38%, 05/15/27 - 03/31/29		53,663	50,424,946
2.25%, 08/15/27		20,160	19,017,338
3.13%, 11/15/28		6,518	6,354,032
1.63%, 08/15/29 - 05/15/31(t)		127,761	111,758,457
3.88%, 09/30/29 - 12/31/29		235,642	239,744,983
4.00%, 10/31/29(t)		206,267	211,238,357
2.88%, 05/15/32		5,720	5,443,289

Total U.S. Treasury Obligations — 19.7% (Cost: $3,744,756,191)			3,553,547,981

		Shares

Warrants

Automobile Components — 0.0%
Aurora Innovation, Inc. (Issued/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)(f)		16,026	3,205
Embark Technology, Inc. (Issued/Exercisable 12/28/20, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(f)		11,555	218

			3,423

Automobiles — 0.0%
EVgo, Inc. (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)(f)		75,790	81,853
Lightning eMotors, Inc. (Issued/Exercisable 03/03/22, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)(f)		216,261	13,311

			95,164

Capital Markets — 0.0%
Cano Health, Inc. (Issued/Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 07/06/25, Strike Price USD 11.50)(f)		57,179	9,149

68	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(e)	214,560	$17,165
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(f)	128,396	12,839

		39,153

Consumer Staples Distribution & Retail — 0.0%
Lavoro Ltd. (Issued/Exercisable 12/27/22, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(f)	79,561	50,410

Electrical Equipment — 0.0%
FreeWire Technologies, Inc. (Issued/Exercisable 06/05/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)(e)(f)	853,096	418,017
Volta, Inc. (Issued/Exercisable 10/22/20, 1 Share for 1 Warrant, Expires 06/14/27, Strike Price USD 11.50)(f)(g)	78,070	16,785

		434,802

Financial Services — 0.0%
Pivotal Investment Corp. III (Issued/Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(f)	31,052	1,553
Proof Acquisition Corp. I (Issued/Exercisable 05/02/22, 1 Share for 1 Warrant, Expires 12/23/28, Strike Price USD 11.50)(e)(f)	109,868	6,592

		8,145

Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc. (Issued/Exercisable 02/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(e)(f)	126,555	1

IT Services — 0.0%
KINS Technology Group, Inc. (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 12/31/25, Strike Price USD 11.50)(e)(f)	469,648	23,482

Machinery — 0.0%
Rotor Acquisition Corp. (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)(f)	72,998	5,840
Sarcos Technology & Robotics Corp. (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)(f)	267,474	29,128

		34,968

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/28/24, Strike Price USD 36.00)(f)	2,236	19,006

Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc. (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 10/13/25, Strike Price USD 11.50)(f)	111,610	4,464

Software — 0.0%
CXApp, Inc. (Issued/Exercisable 02/02/21, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)(f)	399,242	17,646

Security		Shares	Value

Software (continued)
Latch, Inc. (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 12/31/26, Strike Price USD 11.50)(f)		49,166	$2,925
Pear Therapeutics, Inc. (Issued/Exercisable 03/23/21, 1 Share for 1 Warrant, Expires 02/04/26, Strike Price USD 11.50)(f)		63,832	1,213
Versa Networks, Inc. (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01) (Acquired 10/14/22, cost $0)(e)(f)(i)		507,586	1,355,255

			1,377,039

Total Warrants — 0.0% (Cost: $6,565,134)			2,090,057

Total Long-Term Investments — 129.6% (Cost: $24,505,354,065)			23,333,028,087

		Par (000)

Short-Term Securities

Commercial Paper — 0.1%
Citibank N.A., 4.06%, 08/01/23	USD	11,158	11,101,780

		Shares

Money Market Funds — 3.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(p)(u)		606,116,138	606,116,138
SL Liquidity Series, LLC, Money Market Series, 5.01%(p)(u)(v)		11,129,888	11,129,888

			617,246,026

Total Short-Term Securities — 3.5% (Cost: $628,402,782)			628,347,806

Options Purchased — 0.3% (Cost: $71,496,113)			65,228,757

Total Investments Before Options Written and TBA Sale Commitments — 133.4% (Cost: $25,205,252,960)			24,026,604,650

		Par (000)

TBA Sale Commitments(s)

Mortgage-Backed Securities — (31.9)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 04/15/53	USD	(3,255)	(2,765,008)
2.50%, 04/15/53		(118,301)	(104,105,233)
3.00%, 04/15/53		(1,983)	(1,806,222)
3.50%, 04/15/53		(1,896)	(1,777,426)
4.00%, 04/15/53		(913)	(878,980)
Uniform Mortgage-Backed Securities
1.50%, 04/01/38 - 04/01/53		(11,855)	(10,301,596)
2.00%, 04/01/38 - 05/01/53		(370,924)	(309,687,632)
2.50%, 04/01/38 - 04/01/53		(1,381,705)	(1,191,297,445)
3.00%, 04/01/53		(864,502)	(775,682,940)
3.50%, 04/01/38 - 04/01/53		(361,136)	(335,606,116)
4.00%, 04/01/38 - 04/01/53		(105,555)	(100,955,300)
4.50%, 04/01/53		(991,655)	(971,619,806)
5.00%, 04/01/53		(873,505)	(871,184,807)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
5.50%, 04/01/53	USD	(455,414)	$(460,012,611)
6.00%, 04/01/53		(594,666)	(606,954,622)

Total TBA Sale Commitments — (31.9)% (Proceeds: $(5,704,419,023))			(5,744,635,744)

Options Written — (0.4)%
(Premiums Received: $(88,045,224))			(76,849,851)

Total Investments Net of Options Written and TBA Sale Commitments — 101.1% (Cost: $19,412,788,713)			18,205,119,055
Liabilities in Excess of Other Assets — (1.1)%			(205,127,523)

Net Assets — 100.0%			$17,999,991,532

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)

Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $23,110,954, representing 0.1% of its net assets as of period end, and an original cost of $21,283,494.

(j)	Convertible security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Perpetual security with no stated maturity date.
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Fixed rate.
(p)	Affiliate of the Master Portfolio.
(q)	Zero-coupon bond.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Represents or includes a TBA transaction.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Par/Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$2,571	$—		$—	$—	$(2,571)	$—	2,839	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	436,896,201	169,219,937	(a)	—	—	—	606,116,138	606,116,138	19,663,806		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	30,687,236		(4,984,714)	144,807	349,461	26,196,790	239,000	—		—
iShares JP Morgan USD Emerging Markets Bond ETF(b)	—	16,514,978		(16,485,864)	(29,114)	—	—	—	—		—
iShares TIPS Bond ETF(b)	—	7,760,214		(7,801,262)	41,048	—	—	—	—		—
SL Liquidity Series, LLC, Money Market Series	4,095,774	7,035,166	(a)	—	(1,270)	218	11,129,888	11,129,888	187,546	(c)	—

					$155,471	$347,108	$643,442,816		$19,851,352		$—

(a)	Represents net shares purchased (sold).
(b)	As of period end, the entity is no longer held by the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

70	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	28	06/08/23	$3,580	$(33,911)
Euro-Bund	710	06/08/23	104,596	(532,890)
Euro-Schatz	825	06/08/23	94,567	(691,003)
U.S. Treasury Bonds (30 Year)	4,740	06/21/23	621,681	14,767,272
U.S. Ultra Treasury Bonds	2,067	06/21/23	291,705	6,716,121
U.S. Treasury Notes (5 Year)	15,556	06/30/23	1,703,503	20,287,538
3-month EURIBOR	225	06/17/24	59,036	(108,479)
3-month SONIA Index	105	09/17/24	31,069	(54,080)

				40,350,568

Short Contracts
Euro-BTP Italian Government Bond	971	06/08/23	121,469	(3,193,191)
Euro-Buxl	111	06/08/23	16,957	(360,937)
Japanese Government Bonds (10 Year)	625	06/13/23	697,232	(12,440,374)
E-Mini Russell 2000 Index	195	06/16/23	17,682	(294,488)
E-Mini S&P 500 Index	724	06/16/23	149,787	(173,831)
Euro STOXX 50 Index	470	06/16/23	21,719	(1,201,281)
Euro STOXX Banks Index	2,096	06/16/23	11,258	(106,379)
NASDAQ 100 E-Mini Index	4	06/16/23	1,064	(26,830)
3-month EURIBOR	559	06/19/23	146,345	76,264
U.S. Treasury Notes (10 Year)	2,524	06/21/23	290,063	(633,610)
U.S. Ultra Treasury Notes (10 Year)	1,666	06/21/23	201,820	(268,666)
U.S. Treasury Notes (2 Year)	87	06/30/23	17,961	10,541
3-month SOFR	38	12/19/23	9,063	5,189
3-month SOFR	684	03/19/24	163,647	193,233

				(18,414,360)

				$21,936,208

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,662,719	USD	893,000	Deutsche Bank AG	04/04/23	$26,326
BRL	7,037,965	USD	1,343,000	Goldman Sachs International	04/04/23	44,641
BRL	4,710,933	USD	916,000	Goldman Sachs International	04/04/23	12,832
BRL	4,811,392	USD	908,000	JPMorgan Chase Bank N.A.	04/04/23	40,639
BRL	4,766,092	USD	908,000	Morgan Stanley & Co. International PLC	04/04/23	31,707
BRL	4,766,092	USD	908,000	Morgan Stanley & Co. International PLC	04/04/23	31,707
CAD	1,429,248	USD	1,048,000	HSBC Bank PLC	04/18/23	9,806
CHF	825,829	USD	893,000	BNP Paribas SA	04/18/23	11,344
CHF	825,829	USD	893,000	BNP Paribas SA	04/18/23	11,344
CLP	430,839,000	USD	540,000	Citibank N.A.	04/18/23	970
CLP	430,839,000	USD	540,000	Citibank N.A.	04/18/23	970
COP	4,334,792,000	USD	908,000	Goldman Sachs International	04/18/23	19,347
COP	4,334,792,000	USD	908,000	Goldman Sachs International	04/18/23	19,347
CZK	90,913,817	USD	4,117,000	UBS AG	04/18/23	80,194
CZK	90,913,817	USD	4,117,000	UBS AG	04/18/23	80,194
EUR	1,466,000	NOK	16,556,765	UBS AG	04/18/23	8,769
EUR	1,466,000	NOK	16,556,765	UBS AG	04/18/23	8,769
EUR	845,000	USD	893,782	BNP Paribas SA	04/18/23	23,545
EUR	845,000	USD	893,782	BNP Paribas SA	04/18/23	23,545
EUR	633,000	USD	669,369	JPMorgan Chase Bank N.A.	04/18/23	17,811
EUR	633,000	USD	669,369	JPMorgan Chase Bank N.A.	04/18/23	17,811
EUR	779,000	USD	832,914	Morgan Stanley & Co. International PLC	04/18/23	12,763
EUR	779,000	USD	832,914	Morgan Stanley & Co. International PLC	04/18/23	12,763

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	414,000	USD	438,894	Morgan Stanley & Co. International PLC	04/18/23	$10,542
EUR	414,000	USD	438,894	Morgan Stanley & Co. International PLC	04/18/23	10,542
GBP	2,238,000	USD	2,739,550	Bank of America N.A.	04/18/23	22,282
GBP	192,000	USD	230,317	UBS AG	04/18/23	6,623
GBP	192,000	USD	230,317	UBS AG	04/18/23	6,623
IDR	20,520,255,000	USD	1,334,000	Barclays Bank PLC	04/18/23	33,848
IDR	20,520,255,000	USD	1,334,000	Barclays Bank PLC	04/18/23	33,848
JPY	201,865,079	EUR	1,395,000	Deutsche Bank AG	04/18/23	10,428
JPY	120,615,678	USD	908,000	JPMorgan Chase Bank N.A.	04/18/23	3,097
JPY	120,615,678	USD	908,000	JPMorgan Chase Bank N.A.	04/18/23	3,097
JPY	58,626,086	USD	433,000	Morgan Stanley & Co. International PLC	04/18/23	9,845
JPY	428,660,949	USD	3,166,000	Morgan Stanley & Co. International PLC	04/18/23	71,983
KRW	890,253,000	USD	682,500	Deutsche Bank AG	04/18/23	2,126
KRW	890,253,000	USD	682,500	Deutsche Bank AG	04/18/23	2,126
KRW	890,799,000	USD	682,500	Goldman Sachs International	04/18/23	2,546
KRW	890,799,000	USD	682,500	Goldman Sachs International	04/18/23	2,546
MXN	17,192,568	USD	912,000	Citibank N.A.	04/18/23	38,736
MXN	17,192,568	USD	912,000	Citibank N.A.	04/18/23	38,736
MXN	7,167,115	USD	395,000	Deutsche Bank AG	04/18/23	1,336
MXN	7,167,115	USD	395,000	Deutsche Bank AG	04/18/23	1,336
MXN	69,669,231	USD	3,634,000	Goldman Sachs International	04/18/23	218,658
MXN	69,702,104	USD	3,664,000	Goldman Sachs International	04/18/23	190,476
MXN	25,890,867	USD	1,363,000	HSBC Bank PLC	04/18/23	68,746
MXN	25,890,867	USD	1,363,000	HSBC Bank PLC	04/18/23	68,746
NOK	9,697,273	USD	922,000	Citibank N.A.	04/18/23	4,992
NOK	9,697,273	USD	922,000	Citibank N.A.	04/18/23	4,992
NOK	19,606,679	USD	1,817,000	Deutsche Bank AG	04/18/23	57,262
NOK	7,114,378	USD	668,000	Goldman Sachs International	04/18/23	12,085
NOK	7,114,378	USD	668,000	Goldman Sachs International	04/18/23	12,085
THB	59,348,712	USD	1,721,500	Bank of New York Mellon	04/18/23	17,605
THB	59,348,712	USD	1,721,500	Bank of New York Mellon	04/18/23	17,605
USD	1,352,350	EUR	1,244,000	JPMorgan Chase Bank N.A.	04/18/23	1,871
USD	1,352,350	EUR	1,244,000	JPMorgan Chase Bank N.A.	04/18/23	1,871
USD	916,000	JPY	120,104,088	HSBC Bank PLC	04/18/23	8,768
USD	916,000	JPY	120,104,088	HSBC Bank PLC	04/18/23	8,768
USD	1,367,000	JPY	180,047,570	Morgan Stanley & Co. International PLC	04/18/23	6,972
USD	1,367,000	JPY	180,047,570	Morgan Stanley & Co. International PLC	04/18/23	6,972
USD	962,000	THB	32,756,100	Bank of New York Mellon	04/18/23	2,142
USD	962,000	THB	32,756,100	Bank of New York Mellon	04/18/23	2,142
ZAR	16,358,033	EUR	830,000	Morgan Stanley & Co. International PLC	04/18/23	16,218
ZAR	16,358,033	EUR	830,000	Morgan Stanley & Co. International PLC	04/18/23	16,218
ZAR	25,136,232	USD	1,367,000	Barclays Bank PLC	04/18/23	42,490
ZAR	25,136,232	USD	1,367,000	Barclays Bank PLC	04/18/23	42,490
ZAR	16,294,077	USD	894,000	Goldman Sachs International	04/18/23	19,674
ZAR	16,294,077	USD	894,000	Goldman Sachs International	04/18/23	19,674
BRL	4,690,374	USD	908,000	Goldman Sachs International	05/03/23	12,179
BRL	4,690,374	USD	908,000	Goldman Sachs International	05/03/23	12,179
COP	7,872,206,566	USD	1,576,728	Barclays Bank PLC	05/10/23	99,791
EUR	2,146,740	USD	2,269,434	Standard Chartered Bank	05/10/23	63,988
EUR	662,519	USD	710,191	UBS AG	05/10/23	9,941
MXN	64,044,736	USD	3,498,874	Bank of New York Mellon	05/10/23	27,488
MXN	36,310,559	USD	1,929,104	JPMorgan Chase Bank N.A.	05/10/23	70,189
MXN	134,224,304	USD	7,185,148	JPMorgan Chase Bank N.A.	05/10/23	205,367
MXN	91,756,341	USD	4,996,623	JPMorgan Chase Bank N.A.	05/10/23	55,566
ZAR	21,426,801	USD	1,170,108	BNP Paribas SA	05/10/23	29,041
ZAR	51,097,864	USD	2,795,924	Morgan Stanley & Co. International PLC	05/10/23	63,762
USD	1,285,000	TWD	38,348,255	Bank of America N.A.	05/16/23	19,251
USD	1,285,000	TWD	38,348,255	Bank of America N.A.	05/16/23	19,251
JPY	737,805,101	USD	5,555,000	TD Securities, Inc.	06/14/23	63,728
JPY	1,614,693,960	USD	11,972,500	Royal Bank of Canada	06/15/23	325,981

72	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	380,569,149	USD	19,687,853	Bank of America N.A.	06/15/23	$1,118,622
MXN	43,080,000	USD	2,233,423	Deutsche Bank AG	06/15/23	121,847
USD	11,972,500	JPY	1,568,239,463	NatWest Markets PLC	06/15/23	27,845
EUR	7,050,000	USD	7,530,739	Barclays Bank PLC	06/21/23	150,689
EUR	6,612,210	USD	7,157,542	Barclays Bank PLC	06/21/23	46,886
EUR	5,620,000	USD	6,013,608	Citibank N.A.	06/21/23	109,743
EUR	4,680,000	USD	5,015,088	Citibank N.A.	06/21/23	84,073
EUR	5,020,000	USD	5,375,014	Deutsche Bank AG	06/21/23	94,598
EUR	9,510,000	USD	10,194,435	JPMorgan Chase Bank N.A.	06/21/23	167,321
EUR	1,077,790	USD	1,167,087	JPMorgan Chase Bank N.A.	06/21/23	7,234
EUR	10,062,000	USD	10,848,436	Standard Chartered Bank	06/21/23	114,760
GBP	1,880,000	USD	2,289,537	Bank of America N.A.	06/21/23	33,378
GBP	6,260,000	USD	7,653,977	BNP Paribas SA	06/21/23	80,836
GBP	10,630,000	USD	12,955,972	HSBC Bank PLC	06/21/23	178,383
GBP	4,950,000	USD	6,087,758	JPMorgan Chase Bank N.A.	06/21/23	28,428
GBP	3,130,000	USD	3,815,436	Morgan Stanley & Co. International PLC	06/21/23	51,971
GBP	5,319,000	USD	6,523,674	NatWest Markets PLC	06/21/23	48,446
GBP	3,130,000	USD	3,777,566	TD Securities, Inc.	06/21/23	89,841
IDR	129,680,129,696	USD	8,400,060	HSBC Bank PLC	06/21/23	230,265
JPY	810,000,000	USD	6,036,055	Deutsche Bank AG	06/21/23	138,926
USD	92,126	EUR	84,368	BNP Paribas SA	06/21/23	202
USD	1,913,740	EUR	1,755,000	Royal Bank of Canada	06/21/23	1,554
USD	6,133,834	JPY	793,620,000	Barclays Bank PLC	06/21/23	83,725
USD	6,130,061	JPY	793,610,000	Barclays Bank PLC	06/21/23	80,028
USD	3,453,163	JPY	451,092,000	Deutsche Bank AG	06/21/23	14,293
USD	7,748,038	JPY	1,001,000,000	Goldman Sachs International	06/21/23	116,981
USD	9,235,505	JPY	1,188,000,000	Goldman Sachs International	06/21/23	178,866
USD	6,044,956	JPY	781,770,000	Goldman Sachs International	06/21/23	85,185
USD	786,394	IDR	11,784,113,166	Bank of America N.A.	06/30/23	2,276

						$6,293,816

USD	916,000	BRL	4,891,513	BNP Paribas SA	04/04/23	(48,436)
USD	1,342,000	BRL	6,905,127	Goldman Sachs International	04/04/23	(19,450)
USD	908,000	BRL	4,780,974	Goldman Sachs International	04/04/23	(34,642)
USD	908,000	BRL	4,669,789	Goldman Sachs International	04/04/23	(12,720)
USD	908,000	BRL	4,669,790	Goldman Sachs International	04/04/23	(12,720)
USD	894,000	BRL	4,690,078	UBS AG	04/04/23	(30,720)
AUD	2,065,000	CAD	1,880,032	Morgan Stanley & Co. International PLC	04/18/23	(10,201)
CAD	1,779,892	EUR	1,221,000	Bank of America N.A.	04/18/23	(8,188)
CAD	1,779,929	EUR	1,221,000	Bank of America N.A.	04/18/23	(8,161)
CHF	828,298	USD	908,000	BNP Paribas SA	04/18/23	(952)
CHF	828,298	USD	908,000	BNP Paribas SA	04/18/23	(952)
COP	4,185,124,200	GBP	738,000	HSBC Bank PLC	04/18/23	(15,410)
COP	4,185,124,200	GBP	738,000	HSBC Bank PLC	04/18/23	(15,410)
EUR	1,355,000	PLN	6,386,086	Goldman Sachs International	04/18/23	(6,835)
EUR	1,355,000	PLN	6,386,189	Goldman Sachs International	04/18/23	(6,859)
JPY	179,754,428	USD	1,361,000	JPMorgan Chase Bank N.A.	04/18/23	(3,186)
JPY	179,754,428	USD	1,361,000	JPMorgan Chase Bank N.A.	04/18/23	(3,186)
KRW	2,898,839,700	USD	2,235,000	Citibank N.A.	04/18/23	(5,723)
KRW	2,898,839,700	USD	2,235,000	Citibank N.A.	04/18/23	(5,723)
MXN	23,709,041	GBP	1,089,000	Deutsche Bank AG	04/18/23	(32,801)
MXN	23,709,041	GBP	1,089,000	Deutsche Bank AG	04/18/23	(32,801)
NOK	9,288,570	EUR	830,000	BNP Paribas SA	04/18/23	(13,120)
NOK	9,288,570	EUR	830,000	BNP Paribas SA	04/18/23	(13,120)
USD	892,105	AUD	1,338,000	Goldman Sachs International	04/18/23	(2,856)
USD	892,105	AUD	1,338,000	Goldman Sachs International	04/18/23	(2,856)
USD	468,000	CAD	638,252	HSBC Bank PLC	04/18/23	(4,379)
USD	1,336,000	CAD	1,842,600	UBS AG	04/18/23	(27,733)
USD	1,336,000	CAD	1,842,600	UBS AG	04/18/23	(27,733)
USD	915,000	CLP	747,189,000	Bank of America N.A.	04/18/23	(23,185)
USD	2,682,000	CLP	2,139,833,700	Citibank N.A.	04/18/23	(4,816)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	908,000	CLP	737,931,600	Goldman Sachs International	04/18/23	$(18,561)
USD	908,000	CLP	737,931,600	Goldman Sachs International	04/18/23	(18,561)
USD	892,000	COP	4,249,488,000	Goldman Sachs International	04/18/23	(17,097)
USD	892,000	COP	4,249,488,000	Goldman Sachs International	04/18/23	(17,097)
USD	1,845,475	EUR	1,719,000	BNP Paribas SA	04/18/23	(20,660)
USD	927,338	EUR	860,000	JPMorgan Chase Bank N.A.	04/18/23	(6,273)
USD	927,338	EUR	860,000	JPMorgan Chase Bank N.A.	04/18/23	(6,273)
USD	915,335	EUR	864,000	Morgan Stanley & Co. International PLC	04/18/23	(22,618)
USD	915,335	EUR	864,000	Morgan Stanley & Co. International PLC	04/18/23	(22,618)
USD	890,942	GBP	749,000	BNP Paribas SA	04/18/23	(33,371)
USD	894,117	GBP	740,000	JPMorgan Chase Bank N.A.	04/18/23	(19,089)
USD	894,117	GBP	740,000	JPMorgan Chase Bank N.A.	04/18/23	(19,089)
USD	1,786,158	GBP	1,489,000	UBS AG	04/18/23	(51,361)
USD	477,000	HUF	170,949,311	Morgan Stanley & Co. International PLC	04/18/23	(8,037)
USD	477,000	HUF	170,949,311	Morgan Stanley & Co. International PLC	04/18/23	(8,037)
USD	1,334,000	IDR	20,263,460,000	Standard Chartered Bank	04/18/23	(16,731)
USD	1,334,000	IDR	20,263,460,000	Standard Chartered Bank	04/18/23	(16,731)
USD	893,000	KRW	1,172,598,300	Citibank N.A.	04/18/23	(8,756)
USD	893,000	KRW	1,172,598,300	Citibank N.A.	04/18/23	(8,756)
USD	1,339,000	KRW	1,762,458,750	Morgan Stanley & Co. International PLC	04/18/23	(16,373)
USD	1,339,000	KRW	1,762,458,750	Morgan Stanley & Co. International PLC	04/18/23	(16,373)
USD	4,975,029	MXN	95,374,995	Goldman Sachs International	04/18/23	(299,139)
USD	3,634,000	MXN	68,757,097	Goldman Sachs International	04/18/23	(168,218)
USD	3,664,000	MXN	69,407,152	Goldman Sachs International	04/18/23	(174,165)
USD	890,000	MXN	16,367,545	HSBC Bank PLC	04/18/23	(15,113)
USD	890,000	MXN	16,367,545	HSBC Bank PLC	04/18/23	(15,113)
USD	1,361,000	MXN	24,774,283	HSBC Bank PLC	04/18/23	(9,000)
USD	1,361,000	MXN	24,774,283	HSBC Bank PLC	04/18/23	(9,000)
USD	1,817,000	NOK	19,492,071	Morgan Stanley & Co. International PLC	04/18/23	(46,306)
USD	1,295,527	NZD	2,092,000	Morgan Stanley & Co. International PLC	04/18/23	(12,633)
USD	1,295,527	NZD	2,092,000	Morgan Stanley & Co. International PLC	04/18/23	(12,633)
USD	1,383,000	ZAR	25,494,279	State Street Bank and Trust Co.	04/18/23	(46,567)
USD	1,505,000	ZAR	27,743,232	State Street Bank and Trust Co.	04/18/23	(50,675)
ZAR	16,155,772	USD	908,000	Bank of America N.A.	04/18/23	(2,081)
ZAR	16,155,772	USD	908,000	Bank of America N.A.	04/18/23	(2,081)
USD	916,000	BRL	4,731,699	Goldman Sachs International	05/03/23	(12,286)
USD	4,143,178	COP	20,144,129,695	Bank of America N.A.	05/10/23	(146,853)
USD	2,537,587	COP	12,183,388,420	Bank of America N.A.	05/10/23	(57,070)
USD	1,920,009	EUR	1,783,059	Citibank N.A.	05/10/23	(18,105)
USD	4,491,948	EUR	4,166,686	JPMorgan Chase Bank N.A.	05/10/23	(37,076)
USD	7,194,427	MXN	136,620,010	Barclays Bank PLC	05/10/23	(327,997)
USD	25,800,365	MXN	485,446,762	JPMorgan Chase Bank N.A.	05/10/23	(928,783)
USD	1,321,538	MXN	24,865,393	JPMorgan Chase Bank N.A.	05/10/23	(47,574)
USD	1,368,245	MXN	25,778,894	Morgan Stanley & Co. International PLC	05/10/23	(51,165)
USD	5,367,732	ZAR	96,912,720	State Street Bank and Trust Co.	05/10/23	(55,978)
USD	1,992,517	CZK	45,511,527	HSBC Bank PLC	06/07/23	(103,264)
USD	829,976	CZK	18,441,312	Morgan Stanley & Co. International PLC	06/07/23	(19,236)
USD	1,477,790	CZK	33,195,207	UBS AG	06/07/23	(50,832)
USD	23,145,294	MXN	423,649,149	HSBC Bank PLC	06/15/23	(16,450)
EUR	7,030,000	USD	7,694,152	Barclays Bank PLC	06/21/23	(34,515)
EUR	3,520,000	USD	3,845,100	Goldman Sachs International	06/21/23	(9,834)
EUR	9,140,000	USD	9,991,391	Morgan Stanley & Co. International PLC	06/21/23	(32,774)
JPY	776,000,000	USD	6,036,796	Barclays Bank PLC	06/21/23	(121,012)
JPY	1,001,000,000	USD	7,734,807	Goldman Sachs International	06/21/23	(103,750)
JPY	800,000,000	USD	6,189,699	Goldman Sachs International	06/21/23	(90,952)
JPY	1,182,000,000	USD	9,110,739	Goldman Sachs International	06/21/23	(99,841)
JPY	948,705,768	USD	7,255,200	JPMorgan Chase Bank N.A.	06/21/23	(22,805)
JPY	627,445,308	USD	4,875,000	JPMorgan Chase Bank N.A.	06/21/23	(91,712)
JPY	799,000,000	USD	6,170,261	Morgan Stanley & Co. International PLC	06/21/23	(79,137)
JPY	1,566,879,387	USD	11,972,500	NatWest Markets PLC	06/21/23	(27,499)

74	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,286,627	AUD	3,430,000	UBS AG	06/21/23	$(13,102)
USD	9,092,670	CAD	12,488,000	Bank of New York Mellon	06/21/23	(159,929)
USD	16,713,158	CAD	22,797,000	Citibank N.A.	06/21/23	(177,577)
USD	2,113,117	EUR	1,950,000	Bank of America N.A.	06/21/23	(11,533)
USD	5,324,716	EUR	4,980,000	BNP Paribas SA	06/21/23	(101,314)
USD	8,295,657	EUR	7,690,000	Citibank N.A.	06/21/23	(83,093)
USD	2,914,132	EUR	2,677,106	Deutsche Bank AG	06/21/23	(2,748)
USD	6,061,760	EUR	5,620,000	JPMorgan Chase Bank N.A.	06/21/23	(61,591)
USD	7,588,416	EUR	7,050,000	JPMorgan Chase Bank N.A.	06/21/23	(93,013)
USD	11,377,595	EUR	10,550,000	JPMorgan Chase Bank N.A.	06/21/23	(117,308)
USD	15,223,325	EUR	14,230,000	Morgan Stanley & Co. International PLC	06/21/23	(281,174)
USD	7,745,255	EUR	7,190,000	Morgan Stanley & Co. International PLC	06/21/23	(88,712)
USD	9,942,900	EUR	9,174,841	State Street Bank and Trust Co.	06/21/23	(53,678)
USD	30,623,807	EUR	28,347,003	TD Securities, Inc.	06/21/23	(262,075)
USD	622,104	EUR	585,900	UBS AG	06/21/23	(16,272)
USD	8,925,593	EUR	8,261,997	UBS AG	06/21/23	(76,384)
USD	38,128,138	EUR	35,348,000	UBS AG	06/21/23	(385,780)
USD	3,760,257	GBP	3,130,000	Bank of America N.A.	06/21/23	(107,150)
USD	7,563,329	GBP	6,240,000	Bank of America N.A.	06/21/23	(146,772)
USD	6,088,846	GBP	4,950,000	Barclays Bank PLC	06/21/23	(27,339)
USD	7,541,103	GBP	6,230,000	BNP Paribas SA	06/21/23	(156,642)
USD	3,861,948	GBP	3,170,000	Goldman Sachs International	06/21/23	(54,883)
USD	7,619,540	GBP	6,260,000	Morgan Stanley & Co. International PLC	06/21/23	(115,272)
USD	3,030,528	JPY	409,000,000	Bank of America N.A.	06/21/23	(87,457)
USD	3,001,474	JPY	401,000,000	BNP Paribas SA	06/21/23	(55,522)
USD	7,854,338	JPY	1,030,348,000	Deutsche Bank AG	06/21/23	(451)
USD	19,664,861	MXN	380,569,149	Bank of America N.A.	06/21/23	(1,117,253)
USD	1,159,946	IDR	17,536,062,480	HSBC Bank PLC	06/30/23	(6,908)
USD	2,762,820	IDR	41,635,692,858	HSBC Bank PLC	06/30/23	(7,629)

						$(8,125,121)

						$(1,831,305)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
Charles Schwab Corp.	2,795	04/21/23	USD	75.00	USD	14,640	$9,782
U.S. Treasury 10-Year Notes Futures	567	04/21/23	USD	116.00	USD	65,240	310,078
U.S. Treasury 5-Year Notes Futures	975	04/21/23	USD	112.00	USD	106,907	152,344
NASDAQ 100 Stock Index	22	05/05/23	USD	13,300.00	USD	28,999	728,420
U.S. Treasury 2-Year Notes Futures	116	05/26/23	USD	104.00	USD	23,966	70,687
Intel Corp.	311	06/16/23	USD	42.50	USD	1,016	5,598
Intel Corp.	750	06/16/23	USD	40.00	USD	2,450	26,250
Lions Gate Entertainment Corp. Class B	200	06/16/23	USD	10.00	USD	207	28,000

							$1,331,159

Put
1 Year Mid-Curve Options on 3-Month SOFR Futures	13,403	04/14/23	USD	95.81	USD	3,233,139	335,075
iShares iBoxx High Yield Corporate Bond ETF	6,069	04/21/23	USD	72.00	USD	45,851	72,828
iShares Russell 2000 ETF	2,551	04/21/23	USD	155.00	USD	45,510	47,193
Owl Rock Capital Corp.	800	04/21/23	USD	10.00	USD	1,009	6,000
PowerShares Senior Loan ETF	1,450	04/21/23	USD	19.00	USD	3,016	14,500
SPDR S&P 500 ETF Trust	2,069	04/21/23	USD	363.00	USD	84,703	65,173
NASDAQ 100 Stock Index	49	04/28/23	USD	12,300.00	USD	64,589	373,380
Caterpillar, Inc.	200	05/19/23	USD	175.00	USD	4,577	11,800
U.S. Treasury 10-Year Notes Futures	555	05/26/23	USD	110.00	USD	63,860	86,719
1 Year Mid-Curve Options on 3-Month SOFR Futures	1,366	06/16/23	USD	95.00	USD	329,513	68,300

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Ally Financial, Inc.	8,832	06/16/23	USD	20.00	USD	22,513	$839,040
Ally Financial, Inc.	4,897	09/15/23	USD	20.00	USD	12,482	856,975

							$ 2,776,983

							$ 4,108,142

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	Under-and-Out	Goldman Sachs International	—	06/23/23	USD	1.10	USD	1.12	EUR	28,340	$149,181

Put
EUR Currency	One-Touch	Bank of America N.A.	—	04/26/23	CAD	1.40	CAD	1.40	EUR	330	4,196
USD Currency	Under-and-In	Morgan Stanley & Co. International PLC	—	05/10/23	JPY	129.00	JPY	134.00	USD	29,015	108,182
USD Currency	Under-and-In	Bank of America N.A.	—	06/28/23	JPY	127.00	JPY	135.00	USD	27,097	105,187
USD Currency	Down-and-Out	Bank of America N.A.	—	08/04/23	JPY	129.00	JPY	124.00	USD	27,745	631,478
USD Currency	One-Touch	Citibank N.A.	—	09/07/23	JPY	125.00	JPY	125.00	USD	1,339	337,181

											1,186,224

											$1,335,405

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
USD Currency	Barclays Bank PLC	—	04/11/23	CLP	820.00	USD	3,582	$12,704
USD Currency	Barclays Bank PLC	—	04/13/23	CNH	6.95	USD	3,628	5,373
EUR Currency	Bank of America N.A.	—	04/21/23	USD	1.13	EUR	27,370	5,771
USD Currency	Citibank N.A.	—	04/28/23	NOK	11.00	USD	3,630	9,446
EUR Currency	Deutsche Bank AG	—	05/05/23	USD	1.11	EUR	35,420	94,404

								127,698

Put
USD Currency	Bank of America N.A.	—	04/07/23	JPY	118.00	USD	13,875	5
USD Currency	Bank of America N.A.	—	04/07/23	JPY	128.00	USD	27,745	7,421
USD Currency	Deutsche Bank AG	—	04/20/23	NOK	10.40	USD	3,688	38,811
Financial Select Sector SPDR Fund	Citibank N.A.	363,300	04/21/23	USD	29.00	USD	11,680	32,697
EUR Currency	Morgan Stanley & Co. International PLC	—	04/28/23	NOK	11.30	EUR	3,328	31,187
USD Currency	BNP Paribas S.A.	—	05/12/23	JPY	128.00	USD	48,528	342,230
USD Currency	Deutsche Bank AG	—	05/12/23	BRL	5.10	USD	3,628	78,463
USD Currency	Goldman Sachs International	—	06/21/23	MXN	18.50	USD	81,858	2,430,404
EUR Currency	Goldman Sachs International	—	06/29/23	USD	1.08	EUR	208,970	2,333,000

								5,294,218

								$5,421,916

76	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

OTC Dual Binary Options

Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)		Value
Put
Payout at expiry if USD/JPY < 128.51 and 10-year JPY TONA > ..89	Citibank N.A.	—	06/30/23	USD	6,899	$689,900

(a)	Option only pays if both terms are met on the expiration date.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 02/16/34	1-day SOFR, 4.87%	Quarterly	3.29%	Semi-Annual	Morgan Stanley & Co. International PLC	02/14/24	3.29%	USD	241,221	$11,147,011
10-Year Interest Rate Swap, 02/17/34	1-day SOFR, 4.87%	Quarterly	3.31%	Semi-Annual	Bank of America N.A.	02/15/24	3.31%	USD	116,076	5,462,938
10-Year Interest Rate Swap, 02/17/34	1-day SOFR, 4.87%	Quarterly	3.32%	Semi-Annual	Bank of America N.A.	02/15/24	3.32%	USD	119,704	5,726,260
10-Year Interest Rate Swap, 03/30/34	1-day SOFR, 4.87%	Quarterly	3.00%	Semi-Annual	Morgan Stanley & Co. International PLC	03/28/24	3.00%	USD	130,586	4,523,030
2-Year Interest Rate Swap, 02/19/27	6-month EURIBOR, 3.34%	Semi-Annual	2.20%	Annual	Morgan Stanley & Co. International PLC	02/17/25	2.20%	EUR	30,220	226,758
10-Year Interest Rate Swap, 03/29/36	1-day SOFR, 4.87%	Quarterly	3.09%	Semi-Annual	Morgan Stanley & Co. International PLC	03/27/26	3.09%	USD	15,706	887,013
10-Year Interest Rate Swap, 04/01/36	1-day SOFR, 4.87%	Quarterly	3.08%	Semi-Annual	Bank of America N.A.	03/30/26	3.08%	USD	53,581	3,001,798
10-Year Interest Rate Swap, 04/01/36	1-day SOFR, 4.87%	Quarterly	3.10%	Semi-Annual	Citibank N.A.	03/30/26	3.10%	USD	18,065	1,027,769

										32,002,577

Put
10-Year Interest Rate Swap, 02/16/34	3.29%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Morgan Stanley & Co. International PLC	02/14/24	3.29%	USD	241,221	$6,321,639

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 02/17/34	3.31%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Bank of America N.A.	02/15/24	3.31%	USD	116,076	$2,985,416
10-Year Interest Rate Swap, 02/17/34	3.32%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Bank of America N.A.	02/15/24	3.32%	USD	119,704	3,023,920
10-Year Interest Rate Swap, 03/30/34	3.00%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Morgan Stanley & Co. International PLC	03/28/24	3.00%	USD	130,586	4,841,144
10-Year Interest Rate Swap, 03/29/36	3.09%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Morgan Stanley & Co. International PLC	03/27/26	3.09%	USD	15,706	806,087
10-Year Interest Rate Swap, 04/01/36	3.08%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Bank of America N.A.	03/30/26	3.08%	USD	53,581	2,770,634
10-Year Interest Rate Swap, 04/01/36	3.10%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Citibank N.A.	03/30/26	3.10%	USD	18,065	921,977

										21,670,817

										$53,673,394

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
Charles Schwab Corp	2,795	04/21/23	USD	80.00	USD	14,640	$(5,590)
U.S. Treasury 10-Year Notes Futures	1,134	04/21/23	USD	118.00	USD	130,481	(248,062)
U.S. Treasury 2-Year Notes Futures	116	04/21/23	USD	104.50	USD	23,966	(12,688)
U.S. Treasury 5-Year Notes Futures	51	04/21/23	USD	109.00	USD	5,592	(49,008)
NASDAQ 100 Stock Index	22	04/24/23	USD	13,200.00	USD	28,999	(613,140)
SPDR S&P 500 ETF Trust	290	12/15/23	USD	445.00	USD	11,872	(371,780)

							(1,300,268)

Put
1 Year Mid-Curve Options on 3-Month SOFR Futures	17,872	04/14/23	USD	95.13	USD	4,311,173	(111,700)
SPDR S&P 500 ETF Trust	2,069	04/21/23	USD	345.00	USD	84,703	(32,069)
U.S. Treasury 2-Year Notes Futures	116	04/21/23	USD	102.50	USD	23,966	(18,125)
U.S. Treasury 5-Year Notes Futures	51	04/21/23	USD	108.00	USD	5,592	(7,570)
NASDAQ 100 Stock Index	49	04/24/23	USD	12,300.00	USD	64,589	(262,395)
Caterpillar, Inc	200	05/19/23	USD	140.00	USD	4,577	(6,000)
U.S. Treasury 10-Year Notes Futures	80	05/26/23	USD	114.50	USD	9,205	(101,250)

78	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
U.S. Treasury 10-Year Notes Futures	555	05/26/23	USD	112.00	USD	63,860	$(234,141)
1 Year Mid-Curve Options on 3-Month SOFR Futures	1,366	06/16/23	USD	94.50	USD	329,513	(17,075)

							(790,325)

							$(2,090,593)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
USD Currency	Barclays Bank PLC	—	04/11/23	CLP	880.00	USD	4,478	$(734)
USD Currency	Barclays Bank PLC	—	04/13/23	CNH	7.10	USD	3,628	(508)
EUR Currency	Morgan Stanley & Co. International PLC	—	04/28/23	NOK	11.50	EUR	3,328	(22,056)

								(23,298)

Put
USD Currency	Barclays Bank PLC	—	04/11/23	CLP	750.00	USD	3,582	(751)
USD Currency	Deutsche Bank AG	—	04/20/23	NOK	10.00	USD	5,532	(7,054)
USD Currency	BNP Paribas S.A.	—	05/12/23	JPY	125.00	USD	72,791	(254,424)
USD Currency	Deutsche Bank AG	—	05/12/23	BRL	4.90	USD	5,442	(36,299)
USD Currency	Goldman Sachs International	—	06/21/23	MXN	18.10	USD	81,858	(1,401,060)
USD Currency	Goldman Sachs International	—	06/21/23	MXN	17.70	USD	81,858	(682,652)
EUR Currency	Goldman Sachs International	—	06/29/23	USD	1.02	EUR	208,970	(383,091)

								(2,765,331)

								$(2,788,629)

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 12/21/33	3.11%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Morgan Stanley & Co. International PLC	12/19/23	3.11%	USD	324,712	$(10,920,907)
10-Year Interest Rate Swap, 01/06/34	3.16%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Deutsche Bank AG	01/04/24	3.16%	USD	99,133	(3,574,481)
10-Year Interest Rate Swap, 01/10/34	3.15%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	JPMorgan Chase Bank N.A.	01/08/24	3.15%	USD	99,133	(3,664,841)
10-Year Interest Rate Swap, 01/12/34	3.11%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Morgan Stanley & Co. International PLC	01/10/24	3.11%	USD	283,473	(9,935,125)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 03/15/36	2.95%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Morgan Stanley & Co. International PLC	03/13/26	2.95%	USD	19,546	$(990,430)
10-Year Interest Rate Swap, 03/18/36	3.02%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Goldman Sachs International	03/16/26	3.02%	USD	46,647	(2,499,032)
10-Year Interest Rate Swap, 03/18/36	3.12%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Goldman Sachs International	03/16/26	3.12%	USD	40,741	(2,346,051)
10-Year Interest Rate Swap, 03/18/36	3.14%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Goldman Sachs International	03/16/26	3.14%	USD	54,322	(3,176,177)
10-Year Interest Rate Swap, 03/25/36	3.13%	Semi-Annual	1-day SOFR, 4.87%	Quarterly	Bank of America N.A.	03/23/26	3.13%	USD	18,054	(1,053,164)

										(38,160,208)

Put
10-Year Interest Rate Swap, 12/21/33	1-day SOFR, 4.87%	Quarterly	3.11%	Semi-Annual	Morgan Stanley & Co. International PLC	12/19/23	3.11%	USD	324,712	$(9,975,928)
10-Year Interest Rate Swap, 01/06/34	1-day SOFR, 4.87%	Quarterly	3.16%	Semi-Annual	Deutsche Bank AG	01/04/24	3.16%	USD	99,133	(2,753,007)
10-Year Interest Rate Swap, 01/10/34	1-day SOFR, 4.87%	Quarterly	3.15%	Semi-Annual	JPMorgan Chase Bank N.A.	01/08/24	3.15%	USD	99,134	(2,930,456)
10-Year Interest Rate Swap, 01/12/34	1-day SOFR, 4.87%	Quarterly	3.11%	Semi-Annual	Morgan Stanley & Co. International PLC	01/10/24	3.11%	USD	283,473	(8,889,442)
10-Year Interest Rate Swap, 03/15/36	1-day SOFR, 4.87%	Quarterly	2.95%	Semi-Annual	Morgan Stanley & Co. International PLC	03/13/26	2.95%	USD	19,546	(1,095,694)
10-Year Interest Rate Swap, 03/18/36	1-day SOFR, 4.87%	Quarterly	3.02%	Semi-Annual	Goldman Sachs International	03/16/26	3.02%	USD	46,647	(2,502,145)

80	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 03/18/36	1-day SOFR, 4.87%	Quarterly	3.12%	Semi-Annual	Goldman Sachs International	03/16/26	3.12%	USD	40,741	$(2,056,332)
10-Year Interest Rate Swap, 03/18/36	1-day SOFR, 4.87%	Quarterly	3.14%	Semi-Annual	Goldman Sachs International	03/16/26	3.14%	USD	54,322	(2,706,027)
10-Year Interest Rate Swap, 03/25/36	1-day SOFR, 4.87%	Quarterly	3.13%	Semi-Annual	Bank of America N.A.	03/23/26	3.13%	USD	18,054	(901,390)

										(33,810,421)

										$(71,970,629)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1	1.00%	Quarterly	12/20/27	USD	9,099	$(109,369)	$(130,239)	$20,870
CDX.NA.HY.40.V1	5.00	Quarterly	06/20/28	USD	11,939	(202,487)	11,901	(214,388)
ITRAXX.EUR.39.V1	1.00	Quarterly	06/20/28	EUR	17,284	(145,718)	(10,309)	(135,409)
ITRAXX.FINSR.39.V1	1.00	Quarterly	06/20/28	EUR	54,428	(52,676)	759,165	(811,841)
ITRAXX.XO.39.V1	5.00	Quarterly	06/20/28	EUR	10,140	(307,681)	(95,180)	(212,501)

						$(817,931)	$535,338	$(1,353,269)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	B+	USD 9,686	$133,144	$(48,455)	$181,599

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination				Upfront Premium Paid	Unrealized Appreciation
							Notional
							Amount
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
28-day MXIBTIIE, 11.52%	Monthly	11.70%	Monthly	N/A	02/12/24	MXN	241,928	$32,428	$(148)	$32,576
28-day MXIBTIIE, 11.52%	Monthly	11.72%	Monthly	N/A	02/14/24	MXN	144,274	20,911	—	20,911
0.27%	Annual	1-day TONA, (0.03)%	Annual	N/A	01/05/25	JPY	2,631,030	(72,517)	—	(72,517)
0.20%	Annual	1-day TONA, (0.03)%	Annual	N/A	02/03/25	JPY	1,750,065	(26,025)	—	(26,025)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination				Upfront Premium Paid	Unrealized Appreciation
							Notional
							Amount
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
0.21%	Annual	1-day TONA, (0.03)%	Annual	N/A	02/03/25	JPY	1,750,065	$(27,347)	$—	$(27,347)
2.84%	Annual	1-day ESTR, 2.88%	Annual	06/12/23(a)	03/13/25	EUR	41,650	273,586	—	273,586
2.95%	Annual	1-day ESTR, 2.88%	Annual	06/12/23(a)	03/13/25	EUR	58,180	268,419	—	268,419
1-day SONIA, 4.18%	At Termination	3.84%	At Termination	03/18/24(a)	03/18/25	GBP	39,580	(87,304)	—	(87,304)
3-month JIBAR, 7.96%	Quarterly	7.20%	Quarterly	03/20/24(a)	03/20/25	ZAR	252,370	(54,135)	—	(54,135)
1-day SONIA, 4.18%	At Termination	3.85%	At Termination	03/25/24(a)	03/25/25	GBP	80,110	(156,474)	—	(156,474)
1-day ESTR, 2.88%	Annual	2.84%	Annual	03/26/24(a)	03/26/25	EUR	36,890	(62,394)	55,964	(118,358)
28-day MXIBTIIE, 11.52%	Monthly	10.20%	Monthly	N/A	03/27/25	MXN	157,537	24,847	—	24,847
3-month JIBAR, 7.96%	Quarterly	7.70%	Quarterly	06/19/24(a)	06/19/25	ZAR	285,620	9,448	—	9,448
4.45%	Annual	3-month PRIBOR, 7.17%	Quarterly	06/19/24(a)	06/19/25	CZK	180,564	16,216	—	16,216
5.53%	Annual	6-month WIBOR, 6.95%	Semi-Annual	09/20/23(a)	09/20/25	PLN	29,031	33,759	—	33,759
28-day MXIBTIIE, 11.52%	Monthly	8.42%	Monthly	N/A	01/20/28	MXN	104,450	(43,353)	—	(43,353)
5.71%	Annual	6-month WIBOR, 6.95%	Semi-Annual	09/20/23(a)	09/20/28	PLN	34,125	(129,002)	—	(129,002)
6-month EURIBOR, 3.34%	Annual	2.44%	Semi-Annual	07/14/27(a)	07/14/32	EUR	9,100	(152,304)	—	(152,304)
3.15%	Annual	1-day SOFR, 4.87%	Annual	02/14/28(a)	02/14/33	USD	4,638	(28,593)	—	(28,593)
0.89%	Annual	1-day TONA, (0.03)%	Annual	N/A	02/15/33	JPY	1,765,619	(365,803)	—	(365,803)
0.90%	Annual	1-day TONA, (0.03)%	Annual	N/A	02/15/33	JPY	3,531,237	(770,639)	—	(770,639)
0.90%	Annual	1-day TONA, (0.03)%	Annual	N/A	02/15/33	JPY	1,765,619	(382,067)	—	(382,067)
0.92%	Annual	1-day TONA, (0.03)%	Annual	N/A	02/15/33	JPY	5,114,206	(1,182,048)	—	(1,182,048)
1-day ESTR, 2.88%	Annual	2.69%	Annual	02/15/28(a)	02/15/33	EUR	4,141	2,649	—	2,649
3.46%	Annual	1-day SOFR, 4.87%	Annual	N/A	02/15/33	USD	20,892	(431,498)	—	(431,498)
3.50%	Annual	1-day SOFR, 4.87%	Annual	N/A	02/17/33	USD	62,682	(1,486,460)	—	(1,486,460)
3.62%	Annual	1-day SOFR, 4.87%	Annual	N/A	02/23/33	USD	41,785	(1,438,735)	—	(1,438,735)
3.28%	Annual	1-day SOFR, 4.87%	Annual	02/24/28(a)	02/24/33	USD	4,620	(52,296)	—	(52,296)
1-day ESTR, 2.88%	Annual	2.95%	Annual	03/02/28(a)	03/02/33	EUR	2,085	24,967	—	24,967
3.46%	Annual	1-day SOFR, 4.87%	Annual	03/02/28(a)	03/02/33	USD	2,321	(42,136)	—	(42,136)
3.28%	Annual	1-day SOFR, 4.87%	Annual	03/03/28(a)	03/03/33	USD	2,141	(24,372)	—	(24,372)
3.35%	Annual	1-day SOFR, 4.87%	Annual	03/03/28(a)	03/03/33	USD	2,207	(31,216)	—	(31,216)
3.78%	Annual	1-day SOFR, 4.87%	Annual	N/A	03/06/33	USD	62,682	(3,075,438)	—	(3,075,438)
1-day SOFR, 4.87%	Annual	3.11%	Annual	N/A	03/14/33	USD	41,683	(332,407)	33,830	(366,237)
1-day SOFR, 4.87%	Annual	3.31%	Annual	N/A	03/15/33	USD	34,475	300,730	—	300,730
1-day SOFR, 4.87%	Annual	3.31%	Annual	N/A	03/15/33	USD	28,207	252,295	—	252,295
1-day SOFR, 4.87%	Annual	3.22%	Annual	N/A	03/17/33	USD	31,341	38,000	—	38,000
1-day SOFR, 4.87%	Annual	3.22%	Annual	N/A	03/17/33	USD	31,341	29,999	—	29,999
3.35%	Annual	1-day SOFR, 4.87%	Annual	N/A	03/20/33	USD	9,486	(120,430)	—	(120,430)
1-day ESTR, 2.88%	Annual	2.74%	Annual	03/22/28(a)	03/22/33	EUR	2,060	5,774	—	5,774
3.13%	Annual	1-day SOFR, 4.87%	Annual	03/22/28(a)	03/22/33	USD	2,266	(11,839)	—	(11,839)
3-month Canadian Bankers Acceptances, 5.03%	Semi-Annual	3.30%	Semi-Annual	N/A	03/27/33	CAD	1,389	(1,983)	155	(2,138)

82	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination				Upfront Premium Paid	Unrealized Appreciation
							Notional
							Amount
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
3-month Canadian Bankers Acceptances, 5.03%	Semi-Annual	3.35%	Semi-Annual	N/A	03/30/33	CAD	2,823	$5,122	$(5,799)	$10,921
0.86%	Annual	1-day TONA, (0.03)%	Annual	N/A	05/09/52	JPY	39,072	12,789	—	12,789
0.88%	Annual	1-day TONA, (0.03)%	Annual	N/A	05/23/52	JPY	58,849	16,756	—	16,756
0.85%	Annual	1-day TONA, (0.03)%	Annual	N/A	05/26/52	JPY	48,525	16,741	—	16,741
0.79%	Annual	1-day TONA, (0.03)%	Annual	N/A	05/27/52	JPY	48,523	22,386	—	22,386
0.99%	Annual	1-day TONA, (0.03)%	Annual	N/A	07/26/52	JPY	125,000	10,118	—	10,118
1-day TONA, (0.03)%	Annual	1.11%	Annual	N/A	09/12/52	JPY	100,050	13,825	—	13,825
1-day TONA, (0.03)%	Annual	1.13%	Annual	N/A	09/12/52	JPY	100,050	18,528	—	18,528
2.38%	Annual	1-day SOFR, 4.87%	Annual	02/03/43(a)	02/03/53	USD	1,910	(487)	—	(487)
2.37%	Annual	1-day SOFR, 4.87%	Annual	02/09/43(a)	02/09/53	USD	1,778	(217)	—	(217)
2.47%	Annual	1-day SOFR, 4.87%	Annual	02/10/43(a)	02/10/53	USD	2,339	(11,224)	—	(11,224)
2.41%	Annual	1-day SOFR, 4.87%	Annual	02/17/43(a)	02/17/53	USD	2,339	(5,208)	—	(5,208)
3.37%	Semi-Annual	3-month Canadian Bankers Acceptances, 5.03%	Semi-Annual	N/A	03/27/53	CAD	602	756	(106)	862
3.40%	Semi-Annual	3-month Canadian Bankers Acceptances, 5.03%	Semi-Annual	N/A	03/30/53	CAD	1,223	(3,866)	3,141	(7,007)

								$(9,158,768)	$87,037	$(9,245,805)

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,168	$9,865	$15,988	$(6,123)
KB Home	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(73,423)	(25,700)	(47,723)
Realogy Group LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,069	(8,596)	(1,502)	(7,094)
RR Donnelley & Sons Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	(29,691)	7,770	(37,461)
Staples, Inc.	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/23	USD	1,000	15,068	9,962	5,106
Beazer Homes U.S.A., Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	(56,392)	(19,487)	(36,905)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(47,033)	(14,351)	(32,682)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	(51,876)	(17,081)	(34,795)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,025	57,986	81,139	(23,153)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/24	USD	320	18,103	26,051	(7,948)
Staples, Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	315	13,101	22,330	(9,229)
Staples, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	525	21,835	31,581	(9,746)
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	(51,212)	(2,864)	(48,348)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(60,617)	(10,323)	(50,294)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(59,328)	(10,104)	(49,224)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(60,617)	(10,332)	(50,285)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	(62,632)	(4,237)	(58,395)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Tenet Healthcare Corp.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	$(25,795)	$(1,677)	$(24,118)
Xerox Corp.	1.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	6,831	23,093	(16,262)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	(42,099)	21,796	(63,895)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	(97,466)	48,375	(145,841)
Boeing Co.	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	(16,614)	(15,421)	(1,193)
Boeing Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	(43,934)	(24,139)	(19,795)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,216	(10,078)	27,852	(37,930)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	(10,075)	27,843	(37,918)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,220	(10,090)	27,887	(37,977)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	(10,075)	27,313	(37,388)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	4,500	(14,102)	38,230	(52,332)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	1,948	(6,105)	16,549	(22,654)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	(171,433)	139,786	(311,219)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	500	69,371	115,485	(46,114)
Southwest Airlines Co.	1.00	Quarterly	Goldman Sachs International	12/20/26	USD	5,000	(27,099)	(3,522)	(23,577)
Abbot Laboratories	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	7,786	(203,592)	(152,900)	(50,692)
Caterpillar, Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	(116,110)	(87,241)	(28,869)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	706	(7,850)	12,498	(20,348)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	706	(7,850)	12,498	(20,348)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	943	(10,489)	15,685	(26,174)
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/27	USD	1,000	(17,611)	13,108	(30,719)
Pitney Bowes, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/27	USD	620	194,718	155,393	39,325
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	250	78,516	64,443	14,073
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	380	119,344	100,925	18,419
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	780	244,968	256,952	(11,984)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	3,640	33,383	53,398	(20,015)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	1,350	57,712	90,365	(32,653)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas S.A.	06/20/28	EUR	4,400	102,273	378,054	(275,781)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	3,532	202,690	255,766	(53,076)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	8,286	475,523	600,042	(124,519)
Republic of Chile	1.00	Quarterly	Bank of America N.A.	06/20/28	USD	2,573	3,759	26,240	(22,481)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	12,008	974,579	1,205,663	(231,084)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/28	USD	3,544	603,494	626,666	(23,172)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	9,202	82,074	175,899	(93,825)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,030	16,870	32,027	(15,157)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	64	354	737	(383)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	512,286	66,050	446,236
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	USD	3,544	872,858	265,213	607,645
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	50,243	10,606	39,637
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	7	(3)	1	(4)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	17	(8)	(5)	(3)

							$3,427,909	$4,726,373	$(1,298,464)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	USD	2,029	$19,729	$14,262	$5,467

84	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB	USD	1,015	$60,431	$48,643	$11,788
CMBX.NA.7.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	4,568	(240)	(117,787)	117,547
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	(223,141)	(97,403)	(125,738)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310	(322,642)	(137,160)	(185,482)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	121	(29,802)	(25,637)	(4,165)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000	(246,292)	(247,468)	1,176
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060	(261,069)	(48,129)	(212,940)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231	(56,893)	(12,609)	(44,284)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200	(295,550)	(1,399)	(294,151)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	BBB+	USD	3,340	(296,872)	(130,626)	(166,246)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	BBB+	USD	1,670	(148,436)	(66,410)	(82,026)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BB-	USD	60	(17,118)	(4,643)	(12,475)
CMBX.NA.14.BBB-	3.00	Monthly	Goldman Sachs International	12/16/72	N/R	USD	2,070	(580,635)	(358,497)	(222,138)

								$(2,398,530)	$(1,184,863)	$(1,213,667)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency
1.42%	At Termination	1-day CLICP, 21,538.07	At Termination	Bank of America N.A.	04/01/23	CLP	19,436,176	$19,704	$—	$19,704
1-day CLICP, 21,538.07	At Termination	1.65%	At Termination	Bank of America N.A.	05/28/23	CLP	19,436,176	(386,139)	—	(386,139)
1-day BZDIOVER, 0.05%	At Termination	12.97%	At Termination	Goldman Sachs International	07/01/24	BRL	15,561	14,846	—	14,846
1-day BZDIOVER, 0.05%	At Termination	12.97%	At Termination	Citibank N.A.	07/01/24	BRL	25,732	24,854	—	24,854
1-day BZDIOVER, 0.05%	At Termination	12.60%	At Termination	Bank of America N.A.	07/01/24	BRL	44,283	9,665	—	9,665
1-day BZDIOVER, 0.05%	At Termination	11.69%	At Termination	Citibank N.A.	01/02/25	BRL	15,655	(51,692)	—	(51,692)
1-day BZDIOVER, 0.05%	At Termination	11.65%	At Termination	JPMorgan Chase Bank N.A.	01/02/25	BRL	11,175	(39,150)	—	(39,150)
1-day BZDIOVER, 0.05%	At Termination	12.85%	At Termination	Citibank N.A.	01/02/25	BRL	42,969	108,525	—	108,525

								$(299,387)	$—	$(299,387)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Reference	Frequency	Rate	Frequency
0.00%	At Termination	Goldman Sachs U.S. Series 4 Excess Return Strategy	At Termination	Goldman Sachs International	05/15/23	USD	4,370	$(86,474)	$—	$(86,474)
Pitney Bowes, Inc.	Quarterly	1-day SOFR minus 0.25%, 4.87%	Quarterly	Citibank N.A.	06/13/23	USD	45	(3,118)	—	(3,118)
1-day SOFR minus 0.20%, 4.87%	Quarterly	iShares iBoxx $ Investment Grade Corporate Bond ETF	Quarterly	BNP Paribas S.A.	06/16/23	USD	109,610	646,751	—	646,751
1-day SOFR minus 0.15%, 4.87%	Quarterly	iShares iBoxx $ Investment Grade Corporate Bond ETF	Quarterly	JPMorgan Chase Bank N.A.	06/16/23	USD	139,753	1,967,844	—	1,967,844
1-day SOFR minus 0.06%, 4.87%	Quarterly	iShares iBoxx $ Investment Grade Corporate Bond ETF	Quarterly	JPMorgan Chase Bank N.A.	06/16/23	USD	30,143	581,473	—	581,473
0.00%	Quarterly	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	Quarterly	Goldman Sachs International	12/07/23	USD	4,712	(52,323)	—	(52,323)

								$3,054,153	$—	$3,054,153

OTC Total Return Swaps(a)

					Accrued			Gross Notional
					Unrealized		Net Value of	Amount
	Payment		Termination	Net	Appreciation		Reference	Net Asset
Reference Entity	Frequency	Counterparty	Date	Notional	(Depreciation)		Entity	Percentage
Equity Securities Long/Short	Monthly	Merrill Lynch International(b)	05/15/24	$(67,798,905)	$(1,350,152	)(c)	$(69,306,598)	0.4%

(a)

The Master Portfolio receives the total return on a portfolio of long positions underlying the total return swap. The Master Portfolio pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $157,541 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(c)
Range:	15 - 250 basis points
Benchmarks:	USD Overnight Bank Funding Rate

The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International, as of period end, termination date May 15, 2024:

			% of
			Basket
	Shares	Value	Value

Reference Entity — Short

Investment Companies

Fixed-Income Funds
Invesco AT1 Capital Bond UCITS ETF	25,532	$(551,162)	0.8%

			% of
			Basket
	Shares	Value	Value

Fixed-Income Funds (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	413,092	$(45,279,014)	65.3%
iShares iBoxx High Yield Corporate Bond ETF	158,395	(11,966,742)	17.3
SPDR Bloomberg High Yield Bond ETF	124,000	(11,509,680)	16.6

		(69,306,598)

Net Value of Reference Entity — Merrill Lynch International		$(69,306,598)

86	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$864,156	$(290,236)	$1,659,571	$(12,077,046)	$—
OTC Swaps	5,190,164	(1,648,654)	4,680,081	(5,787,598)	—
Options Written	N/A	N/A	12,987,875	(1,792,502)	(76,849,851)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$42,056,158	$—	$42,056,158
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	6,293,816	—	—	6,293,816
Options purchased
Investments at value — unaffiliated(b)	—	—	3,117,636	6,724,624	54,696,597	—	64,538,857
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	202,469	—	—	1,457,102	—	1,659,571
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	6,496,583	3,196,068	—	177,594	—	9,870,245

	$—	$6,699,052	$6,313,704	$13,018,440	$98,387,451	$—	$124,418,647

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,802,809	$—	$18,317,141	$—	$20,119,950
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	8,125,121	—	—	8,125,121
Options written
Options written at value	—	—	1,290,974	2,788,629	72,770,248	—	76,849,851
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	1,374,139	—	—	10,702,907	—	12,077,046
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	5,467,204	1,492,067	—	476,981	—	7,436,252

	$—	$6,841,343	$4,585,850	$10,913,750	$102,267,277	$—	$124,608,220

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

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Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

For the period ended March 31, 2023, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(10,632,791)	$—	$(17,427,582)	$—	$(28,060,373)
Forward foreign currency exchange contracts	—	—	—	(2,171,104)	—	—	(2,171,104)
Options purchased(a)	—	(736,274)	(5,475,899)	(16,651,586)	23,278,245	—	414,486
Options written	—	47,350	2,454,170	11,374,262	(79,282,028)	—	(65,406,246)
Swaps	—	(1,602,524)	11,513,606	—	(8,062,961)	1,716,101	3,564,222

	$—	$(2,291,448)	$(2,140,914)	$(7,448,428)	$(81,494,326)	$1,716,101	$(91,659,015)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,066,522)	$—	$42,320,916	$—	$40,254,394
Forward foreign currency exchange contracts	—	—	—	(12,611,451)	—	—	(12,611,451)
Options purchased(b)	—	3,559	(2,020,199)	(1,283,583)	5,875,309	—	2,575,086
Options written	—	(9,314)	127,730	(1,265,986)	11,835,339	—	10,687,769
Swaps	—	(2,899,645)	1,819,416	—	(12,119,011)	20,894,967	7,695,727

	$—	$(2,905,400)	$(2,139,575)	$(15,161,020)	$47,912,553	$20,894,967	$48,601,525

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$5,539,964,150
Average notional value of contracts — short	$1,445,401,277
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$410,253,969
Average amounts sold — in USD	$319,595,509
Options
Average value of option contracts purchased	$8,225,685
Average value of option contracts written	$2,775,040
Average notional value of swaption contracts purchased	$3,339,790,093
Average notional value of swaption contracts written	$6,411,549,549
Credit default swaps
Average notional value — buy protection	$262,727,645
Average notional value — sell protection	$63,257,501
Total return swaps
Average notional amount	$123,491,486
Interest rate swaps
Average notional value — pays fixed rate	$592,963,781
Average notional value — received fixed rate	$1,064,943,547

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Consolidated Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

Derivative Financial Instruments – Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$11,840,767	$4,005,762
Forward foreign currency exchange contracts	6,293,816	8,125,121
Options	64,538,857	76,849,851
Swaps — centrally cleared	11,156,484	—
Swaps — OTC(a)	9,870,245	7,436,252

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$103,700,169	$96,416,986

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(27,105,393)	(6,096,355)

Total derivative assets and liabilities subject to an MNA	$76,594,776	$90,320,631

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

The following tables present the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Bank of America N.A.	$25,190,411	$(4,080,958)	$(13,480,513)	$—	$7,628,940
Bank of New York Mellon	66,982	(66,982)	—	—	—
Barclays Bank PLC	3,254,801	(1,422,146)	—	(1,832,655)	—
BNP Paribas S.A.	1,583,093	(1,136,798)	—	—	446,295
Citibank N.A.	3,633,421	(367,359)	—	(889,580)	2,376,482
Citigroup Global Markets, Inc.	512,286	—	—	(390,520)	121,766
Deutsche Bank AG	682,283	(682,283)	—	—	—
Goldman Sachs International	7,879,660	(7,879,660)	—	—	—
HSBC Bank PLC	573,482	(217,676)	—	—	355,806
JPMorgan Chase Bank N.A.	3,467,506	(3,467,506)	—	—	—
Morgan Stanley & Co. International PLC	29,503,495	(29,503,495)	—	—	—
NatWest Markets PLC	76,291	(27,499)	—	—	48,792
Royal Bank of Canada	327,535	—	—	—	327,535
Standard Chartered Bank	178,748	(33,462)	—	—	145,286
TD Securities, Inc.	153,569	(153,569)	—	—	—
UBS AG	201,113	(201,113)	—	—	—

	$77,284,676	$(49,240,506)	$(13,480,513)	$(3,112,755)	$11,450,902

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Bank of America N.A.	$4,080,958	$(4,080,958)	$—	$—	$—
Bank of New York Mellon	159,929	(66,982)	—	—	92,947
Barclays Bank PLC	1,422,146	(1,422,146)	—	—	—
BNP Paribas S.A.	1,136,798	(1,136,798)	—	—	—
Citibank N.A.	367,359	(367,359)	—	—	—
Deutsche Bank AG	7,224,213	(682,283)	(6,541,930)	—	—
Goldman Sachs International	20,365,410	(7,879,660)	(12,485,750)	—	—
HSBC Bank PLC	217,676	(217,676)	—	—	—
J.P. Morgan Securities LLC	46,920	—	—	—	46,920
JPMorgan Chase Bank N.A.	8,961,227	(3,467,506)	(5,493,721)	—	—
Merrill Lynch International	1,350,152	—	—	—	1,350,152
Morgan Stanley & Co. International PLC	43,777,992	(29,503,495)	(14,274,497)	—	—
NatWest Markets PLC	27,499	(27,499)	—	—	—
Standard Chartered Bank	33,462	(33,462)	—	—	—
State Street Bank and Trust Co.	206,898	—	—	—	206,898

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Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
TD Securities, Inc.	$262,075	$(153,569)	$—	$—	$108,506
UBS AG	679,917	(201,113)	—	—	478,804

	$90,320,631	$(49,240,506)	$(38,795,898)	$—	$2,284,227

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Consolidated Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,922,696,592	$20,174,759	$1,942,871,351
Common Stocks
Aerospace & Defense	—	154,802	—	154,802
Capital Markets	858,538	—	115,046	973,584
Chemicals	1,523,849	—	—	1,523,849
Energy Equipment & Services	5,011,274	—	—	5,011,274
Entertainment	1,418,787	1,687,518	—	3,106,305
Financial Services	1,043,219	—	34,718	1,077,937
Hotel & Resort REITs	5,874,763	287,950	—	6,162,713
Hotels, Restaurants & Leisure	702,864	—	—	702,864
Interactive Media & Services	3,548,185	—	—	3,548,185
IT Services	—	—	130,239	130,239
Machinery	2,706,540	1,349,831	—	4,056,371
Metals & Mining	36,852	—	—	36,852
Oil, Gas & Consumable Fuels	9,411,871	—	—	9,411,871
Real Estate Management & Development	1,498,188	168,327	—	1,666,515
Software	316,044	313,870	—	629,914
Corporate Bonds	—	4,290,354,710	78,857,852	4,369,212,562
Floating Rate Loan Interests	—	131,687,348	226,429,100	358,116,448
Foreign Agency Obligations	—	34,323,391	—	34,323,391
Foreign Government Obligations	—	196,379,559	—	196,379,559
Investment Companies	35,391,460	—	—	35,391,460
Municipal Bonds	—	116,859,865	—	116,859,865
Non-Agency Mortgage-Backed Securities	—	1,396,930,146	150,494,106	1,547,424,252
Preferred Securities	—	17,216,650	33,170,269	50,386,919
U.S. Government Sponsored Agency Securities	—	11,079,013,527	9,217,440	11,088,230,967
U.S. Treasury Obligations	—	3,553,547,981	—	3,553,547,981
Warrants
Automobile Components	3,423	—	—	3,423
Automobiles	81,853	13,311	—	95,164
Capital Markets	21,988	—	17,165	39,153
Consumer Staples Distribution & Retail	50,410	—	—	50,410
Electrical Equipment	16,785	—	418,017	434,802
Financial Services	1,553	—	6,592	8,145
Hotels, Restaurants & Leisure	—	—	1	1
IT Services	—	—	23,482	23,482
Machinery	29,128	5,840	—	34,968
Oil, Gas & Consumable Fuels	19,006	—	—	19,006

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Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

	Level 1	Level 2	Level 3	Total
Warrants (continued)
Real Estate Management & Development	$4,464	$—	$—	$4,464
Software	21,784	—	1,355,255	1,377,039
Short-Term Securities
Commercial Paper	—	11,101,780	—	11,101,780
Money Market Funds	606,116,138	—	—	606,116,138
Options Purchased
Equity Contracts	3,084,939	32,697	—	3,117,636
Foreign Currency Exchange Contracts	—	6,724,624	—	6,724,624
Interest Rate Contracts	1,023,203	53,673,394	—	54,696,597
Other Contracts	—	689,900	—	689,900
Liabilities
TBA Sale Commitments	—	(5,744,635,744)	—	(5,744,635,744)
Unfunded Floating Rate Loan Interests (a)	—	(9,879)	(148,327)	(158,206)

	$679,817,108	$17,070,567,990	$520,295,714	18,270,680,812

Investments valued at NAV(b)				11,129,888

				$18,281,810,700

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$1,508,888	$—	$1,508,888
Equity Contracts	—	3,196,068	—	3,196,068
Foreign Currency Exchange Contracts	—	6,130,910	—	6,130,910
Interest Rate Contracts	42,056,158	1,634,696	—	43,690,854
Liabilities
Credit Contracts	—	(5,192,689)	—	(5,192,689)
Equity Contracts	(1,786,123)	(2,799,727)	—	(4,585,850)
Foreign Currency Exchange Contracts	—	(10,750,844)	—	(10,750,844)
Interest Rate Contracts	(19,116,760)	(83,150,517)	—	(102,267,277)

	$21,153,275	$(89,423,215)	$—	$(68,269,940)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Master Portfolio were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Securities
Assets
Opening Balance, as of September 30, 2022	$68,815,237	$348,874	$43,313,634	$263,305,796	$213,991,954	$18,825,589
Transfers into Level 3	1,231,385	—	20,092,362	1,819,263	—	—
Transfers out of Level 3	(32,059,199)	—	—	(15,780,577)	(109,062,141)	—
Other(a)	(15,633,983)	—	—	—	15,633,983	—
Accrued discounts/premiums	5	—	136,721	142,116	336,505	—
Net realized gain (loss)	411	(912)	8,765	(1,663,911)	(63,234)	—
Net change in unrealized appreciation (depreciation)(b)(c)	(651,200)	(67,959)	2,432,026	(3,169,171)	(4,002,106)	(1,404,364)
Purchases	17,631	—	14,489,054	25,593,175	42,723,095	15,749,044
Sales	(1,545,528)	—	(1,614,709)	(43,817,592)	(9,093,950)	—

Closing Balance, as of March 31, 2023	$20,174,759	$280,003	$78,857,853	$226,429,099	$150,494,106	$33,170,269

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(c)	$(675,156)	$(67,959)	$2,432,026	$(3,661,778)	$(3,995,709)	$(1,404,364)

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Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

	Rights	U.S. Government Sponsored Agency Securities	Warrants	Total
Assets
Opening Balance, as of September 30, 2022	$4,291	$4,460,883	$959,745	$614,026,003
Transfers into Level 3	—	3,545,597	—	26,688,607
Transfers out of Level 3	—	(4,460,883)	—	(161,362,800)
Other(a)	(4,291)	—	4,291	—
Accrued discounts/premiums	—	(454,688)	—	190,659
Net realized gain (loss)	—	—	—	(1,718,881)
Net change in unrealized appreciation (depreciation)(a)(b)	—	52,335	856,476	(5,953,963)
Purchases	—	6,074,196	—	104,646,195
Sales	—	—	—	(56,071,779)

Closing Balance, as of March 31, 2023	$—	$9,217,440	$1,820,512	$520,444,041

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(b)	$—	$52,335	$856,476	$(6,464,129)

Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2022	$(384,063)
Transfers into Level 3	—
Transfers out of Level 3	12,179
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	223,557
Purchases	—
Sales	—

Closing Balance, as of March 31, 2023	$(148,327)

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(b)	$(6,379)

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities and between Rights and Warrants.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations
(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.

Foreign Currency Exchange Contracts
	Assets	Liabilities
Opening Balance, as of September 30, 2022	$2,680,210	$—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	(3,816,474)	—
Net change in unrealized appreciation (depreciation)(a)(b)	1,136,264	—
Purchases	—	—
Issues	—	—
Sales	—	—
Settlements	—	—

Closing Balance, as of March 31, 2023	$—	$—

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(b)	$—	$—

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Master Portfolio’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the

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Schedule of Investments (unaudited) (continued) March 31, 2023	Master Total Return Portfolio

amount of $207,179,385. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset Backed Securities	$18,644,448	Income	Discount Rate	8% - 9%	8%
Common Stocks	280,003	Market	Volatility	52% - 75%	69%
			Time to Exit	1.0 - 1.9 years	1.4 years
Corporate Bonds(b)	74,124,911	Income	Discount Rate	5% - 35%	16%
Floating Rate Loan Interests(c)	185,076,187	Income	Discount Rate	11% - 21%	14%
			Credit Spread	285 - 600	423
			Esimtated Recovery Value	50%	-
Preferred Stock	33,170,269	Income	Discount Rate	13% - 14%	13%
		Market	Revenue Multiple	9.25x	-
			EBITDA Multiple	7.96x - 15.00x	12.76x
			Gross Profit Multiple	5.76x3 years	-
			Volatility		-
			Time to Exit		-
Warrants	1,820,511	Market	Revenue Multiple	9.25x4 - 10.75x	9.60x
			Volatility	49% - 75%	61%
			Time to Exit	0.2 - 0.3 years	0.2 years

	$313,116,329

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2023, the valuation technique for investments classified as Corporate Bonds amounting to $6,903,232 changed to a Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end March 31, 2023, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $12,601,134 changed to a Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	93

Consolidated Statement of Assets and Liabilities (unaudited)

March 31, 2023

Master Total Return Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$23,383,161,834
Investments, at value — affiliated(c)	643,442,816
Cash	349,292
Cash pledged:
Collateral - exchange-traded options written	200
Collateral - OTC derivatives	2,818,200
Collateral - TBA commitments	287,000
Futures contracts	66,088,010
Centrally cleared swaps	8,534,630
Foreign currency, at value(d)	51,056,105
Receivables:
Investments sold	351,435,436
Options written	439,595
Securities lending income — affiliated	20,161
Swaps	1,216,478
TBA sale commitments	5,704,419,023
Contributions from investors	185,467,156
Dividends — unaffiliated	27,363
Dividends — affiliated	9,185
Interest — unaffiliated	132,678,739
Variation margin on futures contracts	11,840,767
Variation margin on centrally cleared swaps	11,156,484
Swap premiums paid	5,190,164
Unrealized appreciation on:
Forward foreign currency exchange contracts	6,293,816
OTC swaps	4,680,081
Prepaid expenses	154,806

Total assets	30,570,767,341

LIABILITIES
Cash received:
Collateral - OTC derivatives	4,280,100
Collateral - TBA commitments	727,283
Collateral on securities loaned	11,134,141
Options written at value(f)	76,849,851
TBA sale commitments at value(g)	5,744,635,744
Payables:
Investments purchased	6,505,436,594
Swaps	2,055,244
Interest expense	8,020,762
Investment advisory fees	795,286
Directors’ fees	288,700
Options written	2,839,695
Other accrued expenses	1,543,672
Variation margin on futures contracts	4,005,762
Withdrawals to investors	192,443,396
Swap premiums received	1,648,654
Unrealized depreciation on:
Forward foreign currency exchange contracts	8,125,121
OTC swaps	5,787,598
Unfunded floating rate loan interests	158,206

Total liabilities	12,570,775,809

NET ASSETS	$17,999,991,532

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Consolidated Statement of Assets and Liabilities (unaudited) (continued)

March 31, 2023

Master Total Return Portfolio

NET ASSETS CONSIST OF
Investors’ capital	$19,199,382,401
Net unrealized appreciation (depreciation)	(1,199,390,869)

NET ASSETS	$17,999,991,532

(a) Investments, at cost — unaffiliated	$24,562,158,018
(b) Securities loaned, at value	$10,922,942
(c) Investments, at cost — affiliated	$643,094,942
(d) Foreign currency, at cost	$50,909,366
(f) Premiums received	$88,045,224
(g) Proceeds from TBA sale commitments	$5,704,419,023

See notes to consolidated financial statements.

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Consolidated Statement of Operations (unaudited) Six Months Ended March 31, 2023

Master Total Return Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$1,806,814
Dividends — affiliated	19,663,806
Interest — unaffiliated	357,510,962
Securities lending income — affiliated — net	187,546

Total investment income	379,169,128

EXPENSES
Investment advisory	4,701,359
Pricing	340,570
Custodian	288,268
Accounting services	257,096
Professional	169,846
Directors	14,073
Printing and postage	6,304
Miscellaneous	108,206

Total expenses excluding interest expense	5,885,722
Interest expense	1,758

Total expenses	5,887,480
Less:
Fees waived and/or reimbursed by the Manager	(359,323)

Total expenses after fees waived and/or reimbursed	5,528,157

Net investment income	373,640,971

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(517,438,061)
Investments — affiliated	155,471
Options written	(65,406,246)
Futures contracts	(28,060,373)
Forward foreign currency exchange contracts	(2,171,104)
Foreign currency transactions	3,323,198
Swaps	3,564,222

(606,032,893)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,049,741,687
Investments — affiliated	347,108
Options written	86,058,935
Futures contracts	121,187,090
Forward foreign currency exchange contracts	(10,425,543)
Foreign currency translations	598,363
Swaps	6,117,126
Unfunded floating rate loan interests	225,857

1,253,850,623

Net realized and unrealized gain	647,817,730

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,021,458,701

See notes to consolidated financial statements.

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Consolidated Statements of Changes in Net Assets

	Master Total Return Portfolio
	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$373,640,971	$550,138,082
Net realized loss	(606,032,893)	(1,364,435,913)
Net change in unrealized appreciation (depreciation)	1,253,850,623	(2,590,778,415)

Net increase (decrease) in net assets resulting from operations	1,021,458,701	(3,405,076,246)

CAPITAL TRANSACTIONS
Proceeds from contributions	3,535,978,614	7,567,387,796
Value of withdrawals	(3,869,443,147)	(8,475,995,704)

Net decrease in net assets derived from capital transactions	(333,464,533)	(908,607,908)

NET ASSETS
Total increase (decrease) in net assets	687,994,168	(4,313,684,154)
Beginning of period	17,311,997,364	21,625,681,518

End of period	$17,999,991,532	$17,311,997,364

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	97

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	Master Total Return Portfolio
	Six Months Ended 03/31/23 (unaudited)		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19(a)	Year Ended 09/30/18(a)

Total Return
Total return	6.05	%(b)	(15.60)%	1.63%	7.90%	10.60%	(1.19	)%(c)

Ratios to Average Net Assets(d)
Total expenses	0.07	%(e)	0.07%	0.07%	0.07%	0.07%	0.34%

Total expenses after fees waived and/or reimbursed	0.06	%(e)	0.06%	0.07%	0.06%	0.07%	0.34%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.06	%(e)	0.06%	0.07%	0.06%	0.07%	0.07%

Net investment income	4.27	%(e)	2.65%	2.25%	2.70%	3.70%	3.67%

Supplemental Data
Net assets, end of period (000)	$17,999,992		$17,311,997	$21,625,682	$20,004,450	$15,712,831	$13,063,847

Portfolio turnover rate(f)	161%		289%	459%	556%	574%	734%

(a)	Consolidated Financial Highlights.
(b)	Not annualized.
(c)	Includes a payment received from an affiliate, which had no impact on the Master Portfolio’s total return.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Annualized.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/23 (unaudited)	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18
Portfolio turnover rate (excluding MDRs)	68%	42%	161%	274%	241%	350%

See notes to consolidated financial statements.

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Consolidated Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Bond LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master Bond LLC is organized as a Delaware limited liability company. Master Total Return Portfolio (the “Master Portfolio”) is a series of Master Bond LLC. The Master Portfolio is classified as diversified. The Master Bond LLC’s Limited Liability Company Agreement permits the Board of Directors of Master Bond LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Master Portfolio include the accounts of BlackRock Cayman Master Total Return Portfolio II, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Master Portfolio and primarily invests in commodity-related instruments. The Subsidiary enables the Master Portfolio to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Master Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $14,198 which is less than 0.1% of the Master Portfolio’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Master Portfolio, except that the Subsidiary may invest without limitation in commodity-related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments,or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Master Portfolio’s Board, the directors who are not “interested persons” of the Master Bond LLC, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an

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Consolidated Notes to Financial Statements (unaudited) (continued)

approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Director’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed Income Complex and reflected as Director expense on the Consolidated Statement of Operations. The Director expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Master Portfolio may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Manager as the valuation designee for the Master Portfolio under rule 2a-5 under the 1940 Act. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Master Portfolio values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price, is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

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Consolidated Notes to Financial Statements (unaudited) (continued)

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2023, certain investments of the Master Portfolio were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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Consolidated Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities,

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generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Master Portfolio may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Master Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Master Portfolio had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Aspen Owner LLC, Advance	$1,502,339	$1,498,934	$1,443,255	$(55,679)
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan	453,281	453,281	443,465	(9,816)
CP Iris Holdco I, Inc., Delayed Draw Term Loan (First Lien)	151,991	151,990	142,111	(9,879)
MUPR 3 Assets LLC, Facility	6,842,013	6,842,013	6,824,908	(17,105)
Paradise Plaza Associates LLC, Term Loan	1,632,449	1,629,714	1,579,998	(49,716)
The Vinoy St. Petersburg, Note A	471,875	470,544	454,533	(16,011)

				$(158,206)

Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes

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the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received	(a)	Net Amount	(b)
BNP Paribas SA	$559	$(559)	$—		$—
BofA Securities, Inc.	4,285,910	(4,285,910)	—		—
Citigroup Global Markets, Inc.	310,656	(304,040)	—		6,616
Goldman Sachs & Co. LLC	416,449	(406,360)	—		10,089
J.P. Morgan Securities LLC	5,791,288	(5,791,288)	—		—
National Financial Services LLC	118,080	(118,080)	—		—

	$10,922,942	$(10,906,237)	$—		$16,705

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Consolidated Statement of Assets and Liabilities.

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(b)

The market value of the loaned securities is determined as of March 31, 2023. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. The Master Portfolio may invest in carbon credit futures that are traded on a commodity exchanges with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.

Options: The Master Portfolio may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically

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“covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.

•

Swaptions – The Master Portfolio may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Master Portfolio’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Interest rate caps and floors – Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Master Portfolio would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.

•

Foreign currency options – The Master Portfolio may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options – The Master Portfolio may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Master Portfolio may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

•	Structured options – The Master Portfolio may invest in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk).

These options may consist of single or multiple OTC options which are priced as a single instrument. They may only be exercised at the expiration date but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Master Portfolio will receive a payment from, or be required to remit a payment to, the counterparty depending on the value of the underlying index at exercise.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally Consolidated cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement

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of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Master Portfolio has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Master Portfolio and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Master Portfolio and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward swaps — The Master Portfolio may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions

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of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When the Master Portfolio enters into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Master Portfolio to offset a net amount payable with amounts due to the Master Portfolio upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Master Portfolio from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Master Portfolio by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Master Bond LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $250 million	0.16%
$250 million — $500 million	0.12
$500 million — $750 million	0.08
Greater than $750 million	0.05

With respect to the Master Portfolio, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide, for that portion of the Master Portfolio for which BIL and BSL, as applicable, act as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2023, the amount waived was $358,777.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2023, the Manager waived $546 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Master Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser

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to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Master Portfolio. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six months ended March 31, 2023, the Master Portfolio paid BIM $43,992 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2023, the Master Portfolio did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Master Bond LLC are directors and/or officers of BlackRock or its affiliates.

7.	PURCHASES AND SALES

For the six months ended March 31, 2023, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$23,059,017,487	$25,037,755,524
U.S. Government Securities	3,723,945,468	1,844,138,920

For the six months ended March 31, 2023, purchases and sales related to mortgage dollar rolls were as follows:

	Purchases	Sales
Mortgage Dollar Rolls	$15,434,326,892	$15,435,059,544

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

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As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Amounts

Tax cost	$25,240,303,143

Gross unrealized appreciation	$236,783,522
Gross unrealized depreciation	(1,470,923,452)

Net unrealized appreciation (depreciation)	$(1,234,139,930)

9.	BANK BORROWINGS

The Master Bond LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2023, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations, and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the

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resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty, to perform. The Master Portfolio may be exposed to counterparty credit risk with respect to options written to the extent the Master Portfolio deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with the Master Portfolio’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of the Master Portfolio. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Master Portfolio’s performance.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When the Master Portfolio concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Master Portfolio may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Master Portfolio’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 13, 2023, the credit agreement was extended until April 2024 under the same terms.

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Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Bond Fund, Inc. and Master Bond LLC (the “Corporations”) have adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Total Return Fund and Master Total Return Portfolio (the “Funds”), each a series of the respective Corporation, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Trust, on behalf of the Fund, met on November 8-9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. the Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

112	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Portfolio’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund/Master Portfolio make their portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

A D D I T I O N A L I N F O R M A T I O N	113

Additional Information (continued)

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or Master Portfolio Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Sub-Advisers	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10022
United Kingdom

Legal Counsel
BlackRock (Singapore) Limited	Willkie Farr & Gallagher LLP
079912 Singapore	New York, NY 10019

Accounting Agent and Transfer Agent	Address of the Corporation/Master Bond LLC
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

114	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	Russian Ruble

THB	Thai Baht

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

BZDIOVER	Overnight Brazil CETIP - Interbank Rate

CDI	CREST Depository Interest

CLICP	Chile Indice de Camara Promedio Interbank Overnight Index

CLO	Collateralized Loan Obligation

DAC	Designated Activity Co.

ESTR	Euro Short-Term Rate

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FKA	Formally Known As

GO	General Obligation Bonds

HFA	Housing Finance Agency

IO	Interest Only

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-Counter

PIK	Payment-in-Kind

PRIBOR	Prague Inter Bank Offered Rate

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Index Average

SPDR	Standard & Poor’s Depository Receipt

TBA	To-be-Announced

TONA	Tokyo Overnight Average Rate

WIBOR	Warsaw Interbank Offer Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	115

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TR-3/23-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

2

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc. and Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc. and Master Bond LLC

Date: May 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc. and Master Bond LLC

Date: May 23, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Bond Fund, Inc. and Master Bond LLC

Date: May 23, 2023

4